Filed pursuant to Rule 497(e)

DoubleLine Funds Trust Registration No. 333-164298

October 12, 2016

DOUBLELINE FUNDS TRUST

DoubleLine Multi-Asset Growth Fund

Supplement dated October 12, 2016 to the Prospectus for Class A (DMLAX), Class C (DMLCX), Class I (DMLIX), and Class N (DMLNX) shares of DoubleLine Multi-Asset Growth Fund (the “Multi-Asset Growth Fund”) dated July 29, 2016, as supplemented September 8, 2016 and October 12, 2016. This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

The Multi-Asset Growth Fund currently offers Class I shares and Class A shares of the Fund only. Class N shares and Class C shares of the Multi-Asset Growth Fund are not offered for sale at this time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLMAGPROSUP

DoubleLine Funds

Prospectus

July 29, 2016

(as Supplemented September 8, 2016 and October 12, 2016)

Fixed Income:

DoubleLine Total Return Bond Fund

Class I Shares — DBLTX

Class N Shares — DLTNX

DoubleLine Core Fixed Income Fund

Class I Shares — DBLFX

Class N Shares — DLFNX

DoubleLine Emerging Markets Fixed Income Fund

Class I Shares — DBLEX

Class N Shares — DLENX

DoubleLine Low Duration Bond Fund

Class I Shares — DBLSX

Class N Shares — DLSNX

DoubleLine Floating Rate Fund

Class I Shares — DBFRX

Class N Shares — DLFRX

DoubleLine Flexible Income Fund

Class I Shares — DFLEX

Class N Shares — DLINX

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Class I Shares — DBLLX

Class N Shares — DELNX

DoubleLine Long Duration Total Return Bond Fund

Class I Shares — DBLDX

Class N Shares — DLLDX

DoubleLine Global Bond Fund

Class I Ticker — DBLGX

Class N Ticker — DLGBX

DoubleLine Ultra Short Bond Fund

Class I Ticker — DBULX

Class N Ticker — DLUSX

DoubleLine Infrastructure Income Fund

Class I Ticker — BILDX

Class N Ticker — BILTX

Global Asset Allocation:

DoubleLine Multi-Asset Growth Fund

Class A Shares — DMLAX

Class C Shares — DMLCX

Class I Shares — DMLIX

Class N Shares — DMLNX

Non-Traditional:

DoubleLine Strategic Commodity Fund

Class I Shares — DBCMX

Class N Shares — DLCMX

Equities:

DoubleLine Shiller Enhanced CAPE®

Class I Shares — DSEEX

Class N Shares — DSENX

Share Classes

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission, nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Trust and the Funds

This Prospectus tells you about the Class A, Class C, Class I, and Class N shares, if available, of fourteen separate investment funds. The DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, the DoubleLine Low Duration Bond Fund, the DoubleLine Floating Rate Fund, the DoubleLine Flexible Income Fund, the DoubleLine Low Duration Emerging Markets Fixed Income Fund, the DoubleLine Long Duration Total Return Bond Fund, the DoubleLine Global Bond Fund, the DoubleLine Ultra Short Bond Fund, the DoubleLine Infrastructure Income Fund (collectively, the “Fixed-Income Funds”), the DoubleLine Multi-Asset Growth Fund, the DoubleLine Strategic Commodity Fund, and DoubleLine Shiller Enhanced CAPE® each is a series of DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”).

A Note Regarding Debt Obligations

Generally, this Prospectus uses the terms debt security, debt obligation, bond, fixed-income instrument and fixed-income security interchangeably. These terms should be considered to include any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. These terms are interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities.

Fund Summary

DoubleLine Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.07%	0.07%
Total Annual Fund Operating Expenses	0.47%	0.72%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$48	$74
3 Years	$151	$230
5 Years	$263	$401
10 Years	$591	$894

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or unrated securities that are determined by DoubleLine Capital LP (an “Adviser” or “DoubleLine Capital”) to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed obligations, collateralized loan obligations (“CLOs”), and obligations of the U.S. Government and its agencies, instrumentalities and sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the portfolio managers believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•	market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•	restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year, 5-year, and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which applied to the Fund from inception through July 24, 2012), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	3.92%	Quarter ended 9/30/2011
Lowest:	(1.59%)	Quarter ended 6/30/2013

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 3.22%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Total Return Bond Fund	One Year	Five Years	Since Inception (April 6, 2010)
Class I
Return Before Taxes	2.32%	5.48%	7.60%
Return After Taxes on Distributions	0.54%	3.19%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.31%	3.27%	4.91%
Class N
Return Before Taxes	2.07%	5.22%	7.34%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	3.75%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. This index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Philip A. Barach	Since the Fund’s inception in 2010	President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.07%	0.07%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.48%	0.73%

[1]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other investment vehicles sponsored by the Adviser (“other DoubleLine funds”), the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.01% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s prior fiscal year. The effects of this waiver are reflected in the table above. This waiver agreement may be terminated at any time with the consent of the Board of Trustees.

[2]

During the prior fiscal year, the Adviser recouped less than 0.01% in fees it had waived or expenses it had reimbursed in a prior period pursuant to an expense limitation agreement with the Fund. As of the date of this Prospectus, the Adviser has recouped all of the fees waived or expenses reimbursed subject to recoupment with respect to the Fund. Accordingly, the information in the table has been restated to exclude the fees recouped and to reflect the Fund’s current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$49	$75
3 Years	$154	$233
5 Years	$269	$406
10 Years	$604	$906

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These fixed income instruments include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in fixed income instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities. The Fund may also invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager utilizes active asset allocation in managing the Fund’s investments.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•	loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as the London Interbank Offered Rate (“LIBOR”), may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

•	market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year, 5-year, and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which applied to the Fund from inception through July 24, 2012), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	4.35%	Quarter ended 9/30/2011
Lowest:	(2.35%)	Quarter ended 6/30/2013

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 5.39%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Core Fixed Income Fund	One Year		Five Years	Since Inception (June 1, 2010)
Class I
Return Before Taxes	0.63%		5.07%	5.89%
Return After Taxes on Distributions	(0.88%	)	3.27%	4.04%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%		3.17%	3.81%
Class N
Return Before Taxes	0.39%		4.82%	5.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%		3.25%	3.40%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. This index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Jeffrey J. Sherman	Since September 2016	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.15%	0.15%
Total Annual Fund Operating Expenses	0.90%	1.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$92	$117
3 Years	$287	$365
5 Years	$498	$633
10 Years	$1,108	$1,398

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These fixed income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will generally invest in at least four emerging market countries.

An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest, without limitation, in fixed income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest in hybrid securities relating to emerging market countries.

The Fund may invest up to 20% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the portfolio managers believe the expected debt sustainability of the country is not reflected in current market valuations. The Fund may invest in derivatives and other instruments, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In allocating investments among various emerging market countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors may include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates . The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers perceive deterioration in the credit fundamentals of the issuer, when the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer, when the portfolio managers determine to take advantage of a better investment opportunity, or when the individual security has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡	extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to,

floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

¡

prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio manager’s choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio manager’s choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year, 5-year, and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	5.68%	Quarter ended 3/31/2012
Lowest:	(5.09%)	Quarter ended 9/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 10.82%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Emerging Markets Fixed Income Fund	One Year		Five Years	Since Inception (April 6, 2010)
Class I
Return Before Taxes	(4.71%	)	3.30%	4.42%
Return After Taxes on Distributions	(6.69%	)	1.07%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	(2.61%	)	1.65%	2.55%
Class N
Return Before Taxes	(5.04%)		3.04%	4.17%
JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index (reflects no deduction for fees, expenses or taxes)	1.18%		5.36%	5.97%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The JP Morgan Emerging Markets Bond (EMBI) Global Diversified

Index is a uniquely-weighted version of the EMBI Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by EMBI Global.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Portfolio Manager
Su Fei Koo	Since December 2015	Portfolio Manager
Mark W. Christensen	Since December 2015	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Low Duration Bond Fund

Investment Objective

The Fund’s investment objective is to seek current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.08%	0.08%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.44%	0.69%

[1]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other DoubleLine funds, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.01% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s prior fiscal year. The effects of this waiver are reflected in the table above. This waiver agreement may be terminated at any time with the consent of the Board of Trustees.

[2]

During the prior fiscal year, the Adviser recouped 0.01% in fees it had waived or expenses it had reimbursed in a prior period pursuant to an expense limitation agreement with the Fund. As of the date of this Prospectus, the Adviser has recouped all of the fees waived or expenses reimbursed subject to recoupment with respect to the Fund. Accordingly, the information in the table has been restated to exclude the fees recouped and to reflect the Fund’s current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$45	$70
3 Years	$141	$221
5 Years	$246	$384
10 Years	$555	$859

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks current income by investing principally in debt securities of any kind. The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign hybrid securities); asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); inflation-indexed bonds; bank loans and assignments; income-producing securitized products, including CLOs; preferred securities; and other instruments bearing fixed or variable interest rates of any maturity.

The Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed three years at any time. The Fund may invest in individual securities of any maturity or duration.

In managing the Fund’s investments, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

Under normal circumstances, the Fund intends to invest primarily in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund may, however, invest up to 50% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Adviser to be of comparable credit quality. Those instruments include high yield, high risk bonds, commonly known as junk bonds. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

¡

credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

¡

prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and will in either case be subject to the risks described above.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”) or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	1.20%	Quarter ended 3/31/2012
Lowest:	(0.30%)	Quarter ended 6/30/2013

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 1.87%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Low Duration Bond Fund	One Year		Since Inception (September 30, 2011)
Class I
Return Before Taxes	1.06%		2.11%
Return After Taxes on Distributions	(0.01%	)	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.60%		1.24%
Class N
Return Before Taxes	0.81%		1.85%
Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	0.54%		0.50%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Philip A. Barach	Since the Fund’s inception in 2011	President
Robert Cohen	Since September 2016	Portfolio Manager
Luz M. Padilla	Since the Fund’s inception in 2011	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Floating Rate Fund

Investment Objective

The Fund’s investment objective is to seek a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	1.00%	1.00%
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.15%	0.15%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.91%

[1]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$67	$93
3 Years	$211	$290
5 Years	$368	$504
10 Years	$822	$1,120

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in floating rate loans and other floating rate investments.

Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. Certain floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy (“Senior Loans”). Other floating rate loans may be unsecured obligations of the borrower. A floating rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Such floating rate loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Other “floating rate investments” include, without limitation, floating rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, CDOs, including CLOs and CMOs, backed by floating rate instruments or structured as floating rate investments and having, in the judgment of the Adviser, characteristics similar to those of other floating rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; and shares of money market and short-term bond funds.

The Fund normally will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in floating rate loans and other floating rate investments. For purposes of this policy, any security or instrument will be considered a floating rate investment if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. The Fund’s investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to floating rate investments will be counted toward satisfaction of this 80% policy as well.

The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality. Corporate bonds and other fixed income instruments, including certain floating rate investments, rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk securities, commonly known as junk bonds. The Fund may invest in securities of stressed, distressed, and defaulted issuers (including issuers involved in bankruptcy proceedings, reorganizations, financial restructurings, or otherwise experiencing financial hardship). Such investments entail high risk and have speculative characteristics.

Subject to the Fund’s policy to invest at least 80% of its net assets in floating rate loans and other floating rate investments, the Fund may invest any portion of its assets in bonds, debentures, notes and other debt instruments, preferred securities, money market securities, investment-grade debt securities, repurchase agreements, and any security or instrument bearing a fixed, floating or adjustable rate of interest, including by investing in other investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

The Fund may invest in obligations of corporate and governmental issuers of any maturity. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit.

The Fund’s investments in loans may include loans issued in an offering that has been oversubscribed. The Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the Adviser will be able to identify such opportunities successfully or sell any investments at a gain.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for duration management purposes, hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage.

The Fund’s portfolio managers may consider a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. The Fund also may consider available credit ratings. Although the Fund’s portfolio managers may review credit ratings in making investment decisions, they typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions.

Portfolio securities may be sold at any time. By way of example, the Fund’s portfolio managers may sell a Fund investment in order to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the investment no longer represents a relatively attractive investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

collateralized debt obligations risk: the risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time. Also, certain issuers of floating rate loans or other investments may not have any publicly traded securities (“Private Issuers”) and may offer private information pursuant to confidentiality agreements or similar arrangements. The Adviser may access such private information, while recognizing that the receipt of that information could potentially limit the Fund’s ability to trade in certain securities, including if the Private Issuer later issues publicly traded securities. In addition, in circumstances when the Adviser declines to receive Confidential Information from issuers of floating rate loans or other investments, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments, and the Fund may not take advantage of investment opportunities that it otherwise might have if it had received such Confidential Information. In managing the Fund, the Adviser may seek to avoid the receipt of Confidential Information about the issuers of floating rate loans or other investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict one or more of the Adviser’s clients, including, potentially, the Fund, from trading in securities they hold or in which they may invest.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•	investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any

ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the

Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•	securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	2.31%	Quarter ended 3/31/2015
Lowest:	(1.23%)	Quarter ended 12/31/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 2.04%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Floating Rate Fund	One Year		Since Inception (February 1, 2013)
Class I
Return Before Taxes	1.60%		2.18%
Return After Taxes on Distributions	(0.02%	)	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	0.92%		1.08%
Class N
Return Before Taxes	1.35%		2.01%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(0.69%	)	1.74%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The S&P/LSTA Leveraged Loan Index is a capitalization-weighted syndicated loan index based upon market weightings, spreads and interest payments.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Robert Cohen	Since the Fund’s inception in 2013	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Flexible Income Fund

Investment Objective

The Fund’s investment objective is to seek long-term total return while striving to generate current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.62%		0.62%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.25%		0.25%
Acquired Fund Fees and Expenses[1]	0.02%		0.02%
Total Annual Fund Operating Expenses	0.89%		1.14%
Fee Waiver and/or Expense Reimbursement[2]	(0.05%	)	(0.05%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		1.09%

[1]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other DoubleLine funds, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.05% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s prior fiscal year. The effects of this waiver are reflected in the table above. This waiver agreement may be terminated at any time with the consent of the Board of Trustees.

[2]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.82% for Class I shares and 1.07% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$86	$111
3 Years	$279	$357
5 Years	$488	$623
10 Years	$1,091	$1,382

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by active asset allocation among market sectors in the fixed income universe. These sectors may include, for example, U.S. Government securities, corporate debt securities, mortgage and asset backed securities, foreign debt securities, including emerging market debt securities, loans, and high yield debt securities. The Adviser has broad flexibility to use various investment strategies and to invest in a wide variety of fixed income instruments that the Adviser believes offer the potential for current income, capital appreciation, or both. The Fund is not constrained by management against any index.

The Adviser expects to allocate the Fund’s assets in response to changing market, financial, economic, and political factors and events that the Fund’s portfolio manager believes may affect the values of the Fund’s investments. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe.

The Fund may invest in securities of any credit quality. The Fund may invest without limit in securities rated below investment grade (securities rated Ba1 or below by Moody’s and BB+ or below by S&P and Fitch, Inc. (“Fitch”)) or unrated securities judged by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds.

The Fund may invest without limit in foreign securities, including emerging market securities and securities denominated in foreign currencies, including the local currencies of emerging markets.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration based on the Adviser’s view of, among other things, future interest rates and market conditions. There are no limits on the duration of the Fund’s portfolio. The Adviser retains broad discretion to modify the Fund’s duration within a wide range, including the discretion to construct a portfolio of investments for the Fund with a negative duration. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.

Under normal circumstances, the Fund intends to invest principally in instruments the Adviser expects to produce current income. These might include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, CMOs, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) CDOs, including CLOs; (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) REIT securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, interest rate swaps, and options, including options on swap agreements (“swaptions”)). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful. The Fund may enter into currency-related transactions, including forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio.

The Fund may implement short positions, including through the use of derivative instruments, such as swaps or futures, or through short sales of instruments that are eligible investments for the Fund. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price in the future in anticipation that the asset’s value will decrease between the time the position is established and the agreed date of sale.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls), which may create investment leverage.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

collateralized debt obligations risk: the risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio manager’s choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•	real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry,

such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio manager’s choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund.

•

sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	1.36%	Quarter ended 3/31/2015
Lowest:	(1.18%)	Quarter ended 9/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 2.78%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Flexible Income Fund	One Year		Since Inception (April 7, 2014)
Class I
Return Before Taxes	0.50%		1.63%
Return After Taxes on Distributions	(1.30%	)	(0.10%	)
Return After Taxes on Distributions and Sale of Fund Shares	0.30%		0.47%
Class N
Return Before Taxes	0.16%		1.34%
LIBOR USD 3 Month (reflects no deduction for fees, expenses or taxes)	0.30%		0.28%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The LIBOR (i.e., the London Interbank Offered Rate) USD 3 Months is an indicative average interest rate at which a selection of banks known as the panel banks are prepared to lend one another unsecured funds on the London money market.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2014	Chief Executive Officer
Jeffrey J. Sherman	Since September 2016	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek long term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.34%		0.34%
Total Annual Fund Operating Expenses	0.84%		1.09%
Fee Waiver and/or Expense Reimbursement[1]	(0.25%	)	(0.25%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%		0.84%

[1]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.59% for Class I shares and 0.84% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$60	$86
3 Years	$243	$322
5 Years	$441	$577
10 Years	$1,014	$1,306

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers. Sovereign and quasi-sovereign emerging market issuers include governments of emerging market countries, and governmental entities or agencies, and issuers that are owned, in whole or in part, or whose obligations are guaranteed, in whole or in part, by a government or governmental entity or agency of an emerging market country. Private emerging market issuers include private (non-governmental) issuers domiciled or located in emerging market countries, issuers with their principal place of business or corporate headquarters located in an emerging market country, or issuers the Adviser has determined are emerging market issuers based on a consideration of a number of qualitative factors, including the relative importance of emerging markets to the issuer’s business, including the issuer’s profits, revenues, assets and/or future potential growth.

Although the Fund may invest in individual securities of any maturity or duration, the Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed three years at any time.

An “emerging market country” is a country that, at the time the Fund invests in the related fixed income obligations, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

The Fund generally will invest in at least three emerging market countries. In allocating investments among various emerging market countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors may include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in obligations of any credit quality, including those that at the time of investment are rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the

Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. Most fixed income obligations consist of a security or instrument having one or more of the following characteristics: an income-producing obligation, an obligation issued at a discount to its face value, an obligation that pays interest, whether fixed, floating or variable, or an obligation with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the obligation.

The Adviser interprets the term fixed income obligation broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the ownership of corporate equity unless that equity represents an indirect or derivative interest in one or more debt securities. The Fund’s fixed-income investments may include, by way of example, corporate debt obligations; mortgage- and asset-backed securities; inflation-indexed bonds; bank loans and assignments; income-producing securitized products; and preferred securities.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest up to 20% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the portfolio managers believe the expected debt sustainability of the country is not reflected in current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, inverse floaters, futures contracts, interest rate swaps, total return swaps and options, including swaptions). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful. The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to take a “long” or “short” position in a currency or to hedge against currency exposure in its portfolio. The results of such transactions also may represent, from time to time, a significant component of the Fund’s investment returns. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•	investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any

ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	2.46%	Quarter ended 6/30/2015
Lowest:	(3.39%)	Quarter ended 9/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 5.83%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Low Duration Emerging Markets Fixed Income Fund	One Year		Since Inception (April 7, 2014)
Class I
Return Before Taxes	(1.55%	)	0.07%
Return After Taxes on Distributions	(3.09%	)	(1.50%	)
Return After Taxes on Distributions and Sale of Fund Shares	(0.86%	)	(0.63%	)
Class N
Return Before Taxes	(1.80%	)	(0.16%	)
JP Morgan CEMBI Broad Diversified 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	3.62%		1.94%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The JP Morgan CEMBI Broad Diversified 1-3 Year Index is a market capitalization weighted index consisting of US denominated emerging market corporate bonds with 1-3 year maturity. It is a liquid global corporate benchmark representing Asia, Latin America, Europe, and the Middle East/Africa.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Mark W. Christensen	Since the Fund’s inception in 2014	Portfolio Manager
Su Fei Koo	Since the Fund’s inception in 2014	Portfolio Manager
Luz M. Padilla	Since the Fund’s inception in 2014	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Long Duration Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.34%		0.34%
Total Annual Fund Operating Expenses	0.84%		1.09%
Fee Waiver and/or Expense Reimbursement[1]	(0.19%	)	(0.19%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%		0.90%

[1]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.65% for Class I shares and 0.90% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$66	$92
3 Years	$249	$328
5 Years	$447	$582
10 Years	$1,020	$1,312

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term total return comprised of capital growth and current income by investing principally in debt securities of any kind. The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign hybrid securities); asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); inflation-indexed bonds; bank loans and assignments; income-producing securitized products, including CLOs; preferred securities; and other instruments bearing fixed or variable interest rates of any maturity.

Under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time based on, among other things, fluctuations in interest rates, changes in the rate of pre-payments on mortgages underlying the Fund’s mortgage-related investments, and the Adviser’s expectations with respect to future interest rates. There can be no assurance that the effective duration of the Fund’s investment portfolio will equal or exceed ten years at all times. The Fund may invest in individual securities of any maturity or duration. Because the Fund will usually have a relatively long duration, the value of its shares will be especially sensitive to changes in interest rates.

In managing the Fund’s investments, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

Under normal circumstances, the Fund intends to invest primarily in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Adviser to be of comparable credit quality. Those instruments include high yield, high risk bonds, commonly known as junk bonds. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 30% of its total assets, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in obligations of governmental or private obligors in emerging market countries. The Adviser considers an “emerging market country” to be a country that, at the time of investment is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Fund may also engage in short sales or take short positions, either to adjust its duration or for other investment purposes.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

collateralized debt obligations risk: the risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•	mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund.

•

sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the

Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	4.82%	Quarter ended 3/31/2015
Lowest:	(5.77%)	Quarter ended 6/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 12.56%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Long Duration Total Return Bond Fund	One Year		Since Inception (December 15, 2014)
Class I
Return Before Taxes	1.13%		1.34%
Return After Taxes on Distributions	(0.24%	)	0.00%
Return After Taxes on Distributions and Sale of Fund Shares	0.65%		0.43%
Class N
Return Before Taxes	0.89%		1.10%
Barclays U.S. Long Government/Credit Index (reflects no deduction for fees, expenses or taxes)	(3.30%	)	(2.75%	)

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Barclays U.S. Long Government/Credit Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. government debt and supranational debt.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are together primarily responsible for the management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2014	Chief Executive Officer
Vitaliy Liberman	Since the Fund’s inception in 2014	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Global Bond Fund

Investment Objective

The Fund’s investment objective is to seek long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)[1]	0.42%		0.42%
Acquired Fund Fees and Expenses[1,2]	0.01%		0.01%
Total Annual Fund Operating Expenses	0.93%		1.18%
Fee Waiver and/or Expense Reimbursement[3]	(0.22%	)	(0.22%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%		0.96%

[1]	Based on estimated amounts for the current fiscal year.

[2]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[3]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.70% for Class I shares and 0.95% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$73	$98
3 Years	$274	$353

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from December 17, 2015, to March 31, 2016, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio (not annualized).

Principal Investment Strategies

The Fund normally invests primarily in debt obligations issued by governments and governmental agencies, authorities or instrumentalities, located anywhere in the world. The Fund expects to invest significantly in obligations of members of the G-20, an organization of governments composed of 20 of the major economies in the world, including developed markets and emerging market economies.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities, debt obligations, fixed-income instruments, and any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. For these purposes, the term bond shall be interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the term bond also includes instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities, such as an ETF that invests in bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Adviser expects to allocate the Fund’s assets among a variety of debt instruments based on the Adviser’s view of their potential to provide current income, capital appreciation, or both, as well as the Adviser’s view of changing global macroeconomic conditions such as, but not limited to, broad dollar trends, commodity cycles, cross border trade and portfolio flows, and relative growth and inflation differentials. The Adviser will also consider changes in a specific country’s market, economic, monetary and political factors and other developments that the Adviser believes may affect the values of the Fund’s investments.

The Fund’s investment universe includes, without limitation, sovereign debt, including U.S. Government securities; quasi-sovereign debt, such as obligations issued by governmental agencies and instrumentalities; and supra-national obligations. The Fund may also invest in obligations of private, non-governmental issuers. The Fund’s investments may include government and private high yield and defaulted debt securities; inflation-indexed securities; mortgage and asset backed securities; bank loans; and securities or structured products that are linked to or derive their value from another security, asset or currency of any country or issuer in which the Fund may otherwise invest.

The Fund expects to normally have significant exposure to foreign currencies, which may be achieved by investing in bonds denominated in the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts. The Fund may enter into foreign currency exchange transactions, including foreign currency futures and forward contracts and foreign currency swaps and options, to take long or short positions in various currencies, including currencies to which the Fund might not otherwise have exposure, in order to benefit from changes in the values of those currencies anticipated by the Adviser. The Fund may also, but will not necessarily, enter into foreign currency exchange transactions in order to hedge against changes in the values of its portfolio investments due to declines in the values of the currencies in which those investments are denominated against the U.S. dollar. The Fund may use any of the instruments, or any combination of the instruments, above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. Foreign currency exchange transactions may have the effect of creating investment leverage in the Fund’s portfolio and the returns from such transactions may represent, from time to time, a significant component of the Fund’s investment returns.

Under normal market conditions, the Fund will generally invest in securities that provide exposure to at least three different countries, not including the United States. There is no limit on the percentage of the Fund that may be invested in emerging market countries or in any single or small number of currencies or issuers, although the Fund may limit such investments for tax purposes.

The Fund normally invests principally in “investment grade” securities (i.e., those rated above Ba1 by Moody’s or above BB+ by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality). The Fund normally will not invest more than 25% of its total assets in fixed income instruments that are, at the time of purchase, rated below investment grade. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as ‘junk bonds’. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Adviser may also seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, interest rate swaps, and options, including options on swap agreements (“swaptions”). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

In addition to its use of foreign currency exchange transactions, the Fund may use other derivatives transactions with the purpose or effect of creating investment leverage or for other purposes. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, or other indicators of value. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”).

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative.

These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as the London Interbank Offered Rate (“LIBOR”), may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on December 17, 2015, total return information is not yet available for a full calendar year. Financial information for the Fund from December 17, 2015 through March 31, 2016 is available in the Financial Highlights section of the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Manager

The following portfolio manager is primarily responsible for the management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2015	Chief Executive Officer
William Campbell	Since July 2016	Portfolio Manager
Valerie Ho	Since July 2016	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Ultra Short Bond Fund

Investment Objective

The Fund’s investment objective is to seek to provide a level of current income consistent with limited price volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.20%		0.20%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)[1]	0.61%		0.61%
Acquired Fund Fees and Expenses[1,2]	0.01%		0.01%
Total Annual Fund Operating Expenses	0.82%		1.07%
Fee Waiver and/or Expense Reimbursement[3]	(0.46%	)	(0.46%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%		0.61%

[1]	Based on estimated amounts for the current fiscal year.

[2]	“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds.

[3]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.35% for Class I shares and 0.60% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least June 29, 2018, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$37	$62
3 Years	$216	$295

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to provide a level of current income consistent with limited price volatility by investing principally in investment grade, U.S. dollar-denominated debt instruments, including bank obligations, commercial paper, asset-backed commercial paper, and repurchase agreements. The Fund may also invest in certificates of deposit, time deposits, debentures and discount notes issued by agencies of the U.S. Government, pre-refunded bonds, including pre-refunded municipal bonds, corporate debt obligations, mortgage-backed securities of any maturity or type that are issued by, guaranteed by, or secured by collateral that is guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations, other asset-backed securities of any maturity or type, including those issued by private issuers and not subject to any government guarantee or credit support, dollar-denominated foreign securities (corporate and government), inflation-indexed bonds, income-producing securitized products, preferred securities, and other instruments bearing fixed or variable interest rates of any maturity. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund is not subject to the credit quality, liquidity, diversification or other limitations imposed on money market funds by Rule 2a-7 under the 1940 Act.

The Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one year or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates . The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed one year. The Fund may invest in obligations of any maturity, but will principally invest in debt obligations with a maturity of 397 days or less.

Under normal circumstances, the Fund intends to invest only in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund’s dollar-weighted average credit quality will vary over time based on, among other things, market conditions, the Adviser’s investment views and expectations for market conditions, and changes in an issuer’s credit rating or credit quality.

Obligations of companies in the financial services sector may constitute a significant portion or substantially all of the Fund’s portfolio securities.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “A Note Regarding Debt Obligations” in the beginning of this Prospectus.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, such as money market funds, and including investment companies sponsored or managed by the Adviser or its related parties.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commercial paper risk: the risk that the issuer of commercial paper cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on June 30, 2016, total return information is not yet available for a full calendar year. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are together jointly and primarily responsible for the management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey Lee	Since the Fund’s inception	Portfolio Manager
Monica Erickson	Since September 2016	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Infrastructure Income Fund

Investment Objective

The Fund’s investment objective is to seek long-term total return while striving to generate current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)[1]	0.67%		0.67%
Acquired Fund Fees and Expenses[1,2]	0.01%		0.01%
Total Annual Fund Operating Expenses	1.18%		1.43%
Fee Waiver and/or Expense Reimbursement[3]	(0.52%	)	(0.52%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%		0.91%

[1]	Based on estimated amounts for the current fiscal year.

[2]	“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds.

[3]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.65% for Class I shares and 0.90% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least April 1, 2018, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$67	$93
3 Years	$323	$401

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in “Infrastructure Investments.” Infrastructure Investments include any assets or projects that support the operation, function, growth or development of a community or economy.

The Infrastructure Investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:

•	by companies or other issuers to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;

•	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and

•

by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and governments and governmental agencies, authorities or instrumentalities.

The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to

•	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);

•	transportation equipment (e.g., shipping, aircraft, railcars, containers);

•	electric utilities and power (e.g., power generation, transmission and distribution);

•	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);

•	communication networks and equipment;

•	water and sewage treatment;

•	social infrastructure (e.g., health care facilities, government buildings and other public service facilities); and

•	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies).

The Fund may invest without limit in Infrastructure Investments in the United States or in foreign countries, including emerging market countries. However, the Fund generally seeks to invest principally in instruments denominated in U.S. dollars.

Although, under normal circumstances, the Fund intends to invest more than 50% of its net assets in investment grade investments (i.e., those rated above Ba1 by Moody’s or above BB+ by S&P, Fitch, Kroll Bond Rating Agency or the equivalent by any other nationally recognized rating organization) and unrated instruments considered by the Adviser to be of comparable credit quality, the Fund may purchase investments of any credit quality, including investments that are unrated or rated below investment grade. Instruments rated below investment grade and unrated instruments of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. Generally, lower-rated debt securities offer the potential for a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest without limit in debt obligations, loans and other income-producing instruments where the obligation to repay principal and pay interest or otherwise make payments to the Fund is secured by underlying infrastructure asset(s) (e.g., a power generating facility, aircraft, railcars, and/ or containers) or secured solely by an equity ownership stake in a particular asset or project. Alternatively, the Fund may invest in income-producing instruments where the obligation to repay principal and pay interest is unsecured and backed only by the creditworthiness of the issuer.

The Fund may invest in debt obligations, income-producing instruments and infrastructure-related investments of any kind, including, without limitation, (i) project bonds; (ii) corporate obligations; (iii) loans; (iv) mortgage-backed securities; (v) asset-backed securities (including securities collateralized by installment loan contracts and/or leases of various types of real and personal property such as aircraft and cellular towers); (vi) foreign corporate securities, including emerging market securities; (vii) enhanced equipment trust certificates (“EETCs”) and equipment trust certificates (“ETCs”); (viii) debt obligations issued or guaranteed by governments or governmental agencies; (ix) credit-linked notes; (x) municipal bonds; (xi) pass-through notes; (xii) perpetual maturity bonds; and (xiii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of asset-backed securities, including the equity or “first loss” tranche. Loans include, without limitation, secured and unsecured senior loans, term loan Bs, mezzanine, second lien, and other subordinated loans, loan participations and assignments, and other fixed and floating rate loans.

The Fund may use derivative transactions in managing the Fund’s portfolio. The Fund may use derivative transactions for any purpose, including to create efficient investment exposure, create investment leverage, hedge against portfolio exposures, create indirect long or short positions as a substitute for a cash investment, or to manage the Fund’s duration or adjust the Fund’s exposure to changes in market interest rates. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, and ETFs, including investment companies sponsored or managed by the Adviser or its related parties.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser intends, under normal market conditions, to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and loan pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time. Also, certain issuers of floating rate loans or other investments may not have any publicly traded securities (“Private Issuers”) and may offer private information pursuant to confidentiality agreements or similar arrangements. The Adviser may access such private information, while recognizing that the receipt of that information could potentially limit the Fund’s ability to trade in certain securities, including if the Private Issuer later issues publicly traded securities. In addition, in circumstances when the Adviser declines to receive Confidential Information from issuers of floating rate loans or other investments, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments, and the Fund may not take advantage of investment opportunities that it otherwise might have if it had received such Confidential Information. In managing the Fund, the Adviser may seek to avoid the receipt of Confidential Information about the issuers of floating rate loans or other investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict one or more of the Adviser’s clients, including, potentially, the Fund, from trading in securities they hold or in which they may invest.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

infrastructure sector risk: The values of the Fund’s Infrastructure Investments may be entirely dependent upon the successful development, construction, maintenance, renovation, enhancement or operation of infrastructure assets or infrastructure-related projects. Accordingly, the Fund has significant exposure to adverse economic, regulatory, political, legal, demographic, environmental, and other developments affecting the success of the Infrastructure Investments in which it directly or indirectly invests. In addition to the risks described above, sector-specific risks may adversely affect the values of the Fund’s investments. A summary of some of the principal sector-specific risks is included below. The inclusion of a specific risk below with respect to a specific sector does not mean that that risk does not also apply in respect of the Fund’s other investments:

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transportation: transportation-related infrastructure assets may be adversely affected by, among other things, economic and market changes, fuel prices, labor relations, geo-political concerns and insurance costs. Transportation-related infrastructure assets and related businesses may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

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electric utilities and power: utility- and power-related infrastructure assets may have difficulty obtaining financing during periods of inflation or unsettled capital markets; may be subject to greater competition as a result of deregulation; face changes in climate or environmental policy; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters.

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energy: energy-related infrastructure assets may be adversely affected by one or more of the following: the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition, government regulation, technological advances, risk of liability from accidents resulting in injury or loss of life or property, supply of products and services, and world events.

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renewable energy: renewable-energy related infrastructure assets may be adversely affected by changes in government policy relating to incentives and subsidies for renewable energy assets, technological developments (or the application thereof), unforeseen technical deficiencies with installations, and the reliance of any renewable energy project, or group of projects, on variable resources.

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communication networks and equipment: infrastructure assets in the telecommunications sector may be adversely affected by increased competition, regulation by various regulatory authorities, distressed cash flows due to the need to commit substantial capital to meet increasing competition, technological advances, limited availability of franchise and licensing rights, and high barriers to market entry. Various forms of cyber attack threaten communication networks and could severely hamper any infrastructure project dependent upon communication networks and equipment.

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public and social infrastructure: public and social infrastructure assets, such as hospitals, schools, government accommodations, and other public service facilities projects, may be subject to risks that include, but are not limited to, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of such services, uncertainties concerning costs, adverse political developments, and the level of government spending on infrastructure projects.

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metals and mining: investments in metals and mining related infrastructure assets may be speculative and subject to greater price volatility than investments in other types of companies. The performance of assets in this sector is related to, among other things, worldwide metal prices, and extraction and production costs.

¡	industrial: industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general.

Government regulation, world events, exchange rates and economic conditions, changes or trends in commodity prices, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as the London Interbank Offered Rate (“LIBOR”), may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

municipal bond risk: the risk that investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investments in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than its investments in other types of bonds. The secondary market for municipal bonds also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. The

Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected. Taxable municipal bonds involve similar risks as tax-exempt municipal bonds, including credit and market risk.

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non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers or commodities, the Fund may be more susceptible to any single economic, political, or regulatory event than a diversified fund investing in a broader range of issuers and commodities. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

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restricted securities risk: the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

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securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

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structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

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U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 1, 2016, total return information is not yet available for a full calendar year. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Managers

The following portfolio managers are together jointly and primarily responsible for the management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Damien Contes	Since the Fund’s inception in April 2016	Portfolio Manager
Andrew Hsu	Since the Fund’s inception in April 2016	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Multi-Asset Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for an initial sales load discount on an investment in Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in Class A shares of the Fund. More information about this discount is available from your financial intermediary and under “Share Class Features — Choosing a Share Class” on page 385 of this Prospectus.

Shareholder Fees (fees paid directly from your investment; more details about the fees charged to each share class are available under “Share Class Features — Choosing a Share Class” in this Prospectus).

Share Class	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	0.75%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	1.00%	1.00%	1.00%	1.00%
Fee for Redemption by Wire	$15	$15	$15	$15
Exchange Fee	None	None	None	None
Account Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class A		Class C		Class I		Class N
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.25%		0.25%		0.25%		0.25%
Acquired Fund Fees and Expenses[3]	0.16%		0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses	1.66%		2.41%		1.41%		1.66%
Fee Waiver and/or Expense Reimbursement[4]	(0.05%	)	(0.05%	)	(0.05%	)	(0.05%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.61%		2.36%		1.36%		1.61%

[1]	A contingent deferred sales charge (load) of 0.75% applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

[2]	A contingent deferred sales charge (load) of 1.00% applies for Class C shares sold within 12 months of purchase.

[3]

“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other DoubleLine funds, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.13% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s prior fiscal year. The effects of this waiver are reflected in the table above. This waiver agreement may be terminated at any time with the consent of the Board of Trustees.

[4]

The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed

1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class I shares, and 1.45% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C	Class I	Class N
1 Year	$582	$339	$138	$164
3 Years	$922	$747	$441	$519
5 Years	$1,284	$1,281	$766	$897
10 Years	$2,303	$2,743	$1,687	$1,961

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I	Class N
1 Year	$582	$239	$138	$164
3 Years	$922	$747	$441	$519
5 Years	$1,284	$1,281	$766	$897
10 Years	$2,303	$2,743	$1,687	$1,961

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. However, portfolio turnover rate is determined using a required formula which does not call for the inclusion of cash or cash equivalent instruments or certain derivatives transactions. If the Fund’s transactions in cash and cash equivalent instruments and derivatives were reflected in the calculation, the Fund’s portfolio turnover rate shown would be higher.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund’s assets in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size.

Debt Obligations — Debt obligations, of any kind, of domestic or foreign private or governmental issuers, including, by way of example, loans, including, without limitation, participations and assignments, delayed funding loans and revolving credit facilities. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including CMOs, and other asset-backed securities. The Fund may invest in investments of any maturity and of any quality, including defaulted securities, and may invest without limit in securities rated below investment grade and in unrated securities of any credit quality.

Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds.

Real Estate — Investments in real estate-related securities, such as, for example, REITs, real estate operating companies, brokers, developers, and builders; property management firms; and mortgage servicing firms.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, ETFs, futures contracts, options on futures contracts, forward contracts, securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and at least 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund’s best interest to do so.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment funds. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates. The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in precious metals, minerals, or other commodity-related investments or in derivatives transactions relating to precious metals, minerals or commodities, or other types of transactions where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including emerging market countries.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other appropriate investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and the value of which may be difficult to determine. The value of commodities and commodity-related instruments may be affected by market movements, commodity index volatility, changes in interest rates, or factors affecting a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡

interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to the credit risk of the issuer.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

preferred securities risk: the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•	tax risk: in order to qualify as a regulated investment company under the Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year, 5-year, and since inception periods compare to those of two broad-based securities market indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	4.60%	Quarter ended 9/30/2012
Lowest:	(4.85%)	Quarter ended 9/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 3.46%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Multi-Asset Growth Fund	One Year		Five Years	Since Inception (December 20, 2010)
Class I
Return Before Taxes	(1.09%	)	2.19%	2.22%
Return After Taxes on Distributions	(3.31%	)	0.45%	0.49%
Return After Taxes on Distributions and Sale of Fund Shares	(0.29%	)	1.06%	1.08%
Class A
Return Before Taxes	(5.52%	)	1.04%	1.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%		12.57%	12.69%
Blended Benchmark: Barclays U.S. Aggregate Bond Index (60%)/MSCI ACWI (25%)/Standard & Poor’s GSCI Total Return Index (15%) (reflects no deduction for fees, expenses or taxes)	(5.47%	)	1.33%	1.54%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. This index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The MSCI ACWI is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, including both developed and emerging markets. The Standard & Poor’s GSCI Total Return Index is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. The index’s components qualify for inclusion in the index based on liquidity measures and are weighted in relation to their global production levels.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Samuel Garza	Since the Fund’s inception in 2010	Portfolio Manager
Jeffrey J. Sherman	Since the Fund’s inception in 2010	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Strategic Commodity Fund

Investment Objective

The Fund’s investment objective is to seek long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I		Class N
Management Fees	0.90%		0.90%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	3.52%		3.52%
Acquired Fund Fees and Expenses[1]	0.05%		0.05%
Total Annual Fund Operating Expenses	4.47%		4.72%
Fee Waiver and/or Expense Reimbursement[2]	(3.32%	)	(3.32%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%		1.40%

[1]

‘‘Acquired Fund Fees and Expenses’’ are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[2]

DoubleLine Commodity LP (an “Adviser” or “DoubleLine Commodity”) has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.10% for Class I shares and 1.35% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least July 31, 2017, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$113	$138
3 Years	$1,047	$1,120
5 Years	$1,990	$2,106
10 Years	$4,394	$4,597

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from May 18, 2015 to March 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio (not annualized). However, portfolio turnover rate is determined using a required formula which does not call for the inclusion of cash or cash equivalent instruments or certain derivatives transactions. If the Fund’s transactions in cash and cash equivalent instruments and derivatives were reflected in the calculation, the Fund’s portfolio turnover rate shown would be higher.

Principal Investment Strategies

The Fund normally seeks to generate long term total return through long and short exposures to commodity-related investments. The commodities to which the Fund may have direct or indirect exposure may include, without limitation, industrial metals (e.g., copper and nickel); oil, gas and other energy commodities (e.g., crude oil, brent oil, gasoil, RBOB oil (reformulated blendstock for oxygenate blending), and heating oil); agricultural products (e.g., soybeans, sugar, and cotton); and livestock (e.g., live cattle). Commodity-related investments may include investments directly in commodities, investments in instruments tied or related to one or more commodities or commodity-related indices or investments in companies with direct or indirect exposure to commodities (e.g., an investment in an oil production company or a mining company). As of the date of this Prospectus, the Fund expects to gain commodity-related investment exposure primarily through derivatives contracts, securities, or other instruments that provide a return tied to a commodities index, a basket of commodities, or a single commodity. The Fund uses investment leverage to achieve commodity exposures and expects to have, under normal circumstances, investment exposure to commodities in an amount up to the value of the Fund’s total assets.

The Adviser may use a variety of commodity-related investment strategies in pursuing the Fund’s investment objective, including the following principal approaches:

- Long Basket or Index-Related Exposure. The Adviser may create one or more long commodity-related positions in the Fund’s portfolio, representing what the Adviser considers from time to time to be efficient, broad-based exposure to a number of commodities. For example, the Adviser may identify one or more baskets or indexes of commodities, which will typically be administered and maintained by a third party, although the Adviser may provide recommendations to the basket or index sponsor during the construction of the basket or index or from time to time thereafter as to the exposures to be reflected in the basket or index. In pursuit of this strategy, the Adviser will normally attempt to replicate within the Fund’s portfolio the commodity exposures of the basket or index. These basket- or index-based exposures will typically comprise at least 50% of the Fund’s commodity exposures, and may constitute as much as 100% of the Fund’s commodity exposures. The Adviser, in its discretion, may add or replace the baskets or indexes, or may determine to implement the Fund’s investment program without relying on any baskets or indexes. In the latter case, the adviser would rely principally on the investment techniques described under “Tactical Commodity Exposure,” below. As of the date of this Prospectus, the Adviser has licensed the right to use the Morgan Stanley BFMCISM (described below) (the “Morgan Stanley Index”) in implementing the Fund’s principal investment strategies. However, the Adviser may use other commodities-related indices at any time and without notice or may work with another index sponsor to create a custom commodities-related index. There can be no assurance that the Fund will use the Morgan Stanley Index at any time or at all.

- Tactical Commodity Exposure. The Adviser may seek to generate additional returns or modify the Fund’s broad-based commodities exposures by taking long and/or short positions in individual commodities or in other baskets of commodities or commodity indexes. These investments may be made in commodities that are not represented in the basket or index of commodities through which the Fund may be obtaining broad-based commodities exposures. The Adviser will determine whether to take such positions based on the Adviser’s quantitative models as well as the Adviser’s views of changing market, economic and political factors, market fundamentals, macroeconomic trends, and global or local events. The Adviser may also seek to pursue “market neutral” returns by creating roughly equal “long” and “short” exposures on different commodities of any kind. The Fund’s tactical commodity exposures will be actively managed, and the allocation of the Fund’s assets to various commodities will change over time, sometimes rapidly.

The Fund may also employ commodity roll-timing strategies. “Rolling” derivative-related exposure is the process by which the holder of a particular derivative instrument or other instrument providing investment exposure (such as a futures contract) will sell or close out the instrument on or before the termination or expiration date and simultaneously purchase or enter into a new instrument with identical terms except for a later termination date. “Roll-timing” is a process by which the Fund may seek to add incremental return through the timing of its commodity roll activities. For example, if the structure of an index reflects the effect of derivative “rolls” in the markets, the Fund might attempt to time its own roll activities to gain a pricing advantage over the pricing reflected in the index. The Adviser may consider the historical “backwardation” of commodity-related futures contracts in constructing the Fund’s portfolio and as part of any roll-timing strategies it uses. (Backwardation can occur when a futures contract calling for delivery of a commodity in the future has a lower value than the current “spot” or market price of the commodity. The value of such a futures contract may have the potential to appreciate to the value of the underlying commodity’s spot price (current market price) as the contract approaches expiration, although there can be no assurance that it will.)

If the Fund obtains its commodities exposures through futures contracts and other derivatives not requiring significant investments of the Fund’s cash, the Fund would have free cash available to invest in other assets. The Fund currently expects that those other investments will comprise principally fixed-income investments. See “Fixed Income Investments,” below. It is possible that the Fund might lose money on both its commodity exposures and on its fixed-income investments.

The Morgan Stanley Index. The Morgan Stanley Index is expected to track the performance of futures contracts on eleven commodities, selected by Morgan Stanley Capital Group Inc. (the “Morgan Stanley Index Sponsor”), a direct, wholly-owned subsidiary of Morgan Stanley, based on (i) the contracts’ historical backwardation relative to other commodity-related futures contracts and (ii) the contracts’ historical liquidity. (Backwardation refers to a potential market structure where a longer dated futures contract has a lower value than the spot price for the contract’s reference commodity. The longer dated futures contract of a backwardated commodity has the potential to appreciate to the value of the spot price of the reference commodity as the contract approaches expiration.) Of the commodities represented in the Morgan Stanley Index, currently five are in the energy sector, two are in the industrial metals sector, and four are in the agricultural sector or livestock sector. As of the date of this Prospectus, the Morgan Stanley Index’s exposure was weighted approximately one third to each of the energy sector, the industrial metals sector, and the agricultural and livestock sectors. The Morgan Stanley Index’s actual exposure to futures contracts and sectors will change throughout the year based on changes in the market values of the futures contracts. The Morgan Stanley Index Sponsor also may alter the commodities that comprise the Morgan Stanley Index or the parameters that determine the futures contracts that comprise the Morgan Stanley Index. The Morgan Stanley Index is normally rebalanced annually during the month of January. In addition, the Morgan Stanley Index Sponsor may make interim changes to the Morgan Stanley Index in its discretion if it determines that a disruption event has occurred that requires modification of the Morgan Stanley Index; such events may include, but are not limited to market or trading disruptions in the commodities underlying the Morgan Stanley Index, changes in law, or other events or circumstances beyond the reasonable anticipation or control of the Morgan Stanley Index Sponsor.

The Adviser may substitute another commodities-related index for the Morgan Stanley Index at any time and without notice or work with another index sponsor to create a custom commodities-related index.

There is no limit on the amount of the Fund’s exposures to any one or more specific commodities or sectors, and the Fund may at times have significant exposure to a single commodity or a limited number of commodities. The Fund may invest without limit in investments tied to any one or more foreign countries, including emerging market countries, and investments denominated in foreign currencies.

The Adviser may seek to effect the Fund’s commodity-related investment strategies by investing in a variety of instruments, such as total and excess return swaps, futures contracts, options on futures, forward contracts, exchange traded products, including exchange traded funds and exchange traded notes, structured notes, common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in commodities, and other investments intended to provide long or short exposure to one or more commodities.

The Fund expects that many of the instruments in which it will invest will involve leverage. When the Fund utilizes leverage, small changes in the values of the underlying commodity prices may result in significant changes in the values of the Fund’s investments, and the Fund can lose significantly more than the amount it invests in an instrument, or the margin it supplies to its counterparty on the instrument.

Fixed Income Investments. The Fund will normally create its commodities exposures using derivatives and other instruments that allow the Fund to achieve those exposures without significant payments of cash. As a result, the Fund expects to have available to it cash assets to invest in securities or other instruments. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed income funds. Fixed income investments in which the Fund may invest, may include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) other investment companies that invest principally in debt securities; or (iii) short-term investments, such as commercial paper, repurchase agreements and money market funds.

Under normal circumstances, the Fund’s portfolio of fixed income investments is expected to include primarily fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Adviser to be of comparable credit quality.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in this Prospectus by investing in other investment funds. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in commodities and commodity-related investments or in derivatives transactions relating to commodities where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions. The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total and excess return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, commodities, securities, currencies, or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more commodities, specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including emerging market countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by applicable law.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account. Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Portfolio investments may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio investments no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio is not designed to replicate the performance of any index. The Fund’s performance will deviate, potentially significantly, from the performance of any index used by the Fund.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by market movements, commodity index volatility, changes in interest rates, or factors affecting a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may at times have significant exposure to particular sectors through its commodities-related investments, including, without limitation, the energy, industrial metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.

•	counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

¡

credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

¡

extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

¡	interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative)

will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

¡

prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to the credit risk of the issuer.

•

focused investment risk: a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

index risk: the risk that the portion of the Fund invested in instruments tied to an index or basket of commodities may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and will be reduced by transaction costs or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to enter into transactions at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Morgan Stanley Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.

Although the Adviser has licensed the right to use the Morgan Stanley Index as part of implementing the Fund’s principal investment strategies, there can be no assurance that the Morgan Stanley Index Sponsor will maintain it indefinitely, that the Fund will use the Morgan Stanley Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Morgan Stanley Index. In those or similar conditions, the Adviser may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Morgan Stanley Index or will perform in a manner similar to the Morgan Stanley Index. Unavailability of the Morgan Stanley Index could affect adversely the ability of the Fund to achieve its investment objective.

The Morgan Stanley Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity. Any investment exposure tied or related to the Morgan Stanley Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Morgan Stanley Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•

large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund’s assets may be invested in a limited number of issuers or commodities, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers or commodities. A decline in the market value of one of the Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio manager’s choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio manager’s choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

tax risk: in order to qualify as a regulated investment company under the Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on May 18, 2015, total return information is not yet available for a full calendar year. Financial information for the Fund from May 18, 2015 through March 31, 2016 is available in the Financial Highlights section of the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Commodity is the investment adviser to the Fund.

Portfolio Manager

The following portfolio manager is primarily responsible for the management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey J. Sherman	Since the Fund’s inception in 2015	Portfolio Manager

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Summary of Other Important Information Regarding Fund Shares.”

Fund Summary

DoubleLine Shiller Enhanced CAPE®

Investment Objective

The Fund’s investment objective is to seek total return which exceeds the total return of its benchmark index.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	None	None
Fee for Redemption by Wire	$15	$15
Exchange Fee	None	None
Account Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Class I	Class N
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	0.18%	0.18%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.64%	0.89%

[1]

‘‘Acquired Fund Fees and Expenses’’ are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[2]	During the prior fiscal year, the Adviser recouped less than 0.01% in fees it had waived or expenses it had reimbursed in a prior period pursuant to an expense limitation agreement with the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class N
1 Year	$65	$91
3 Years	$205	$284
5 Years	$357	$493
10 Years	$798	$1,096

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio. However, portfolio turnover rate is determined using a required formula which does not call for the inclusion of cash or cash equivalent instruments or certain derivatives transactions. If the Fund’s transactions in cash and cash equivalent instruments and derivatives were reflected in the calculation, the Fund’s portfolio turnover rate shown would be higher.

Principal Investment Strategies

The Fund seeks total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return approximating the Index’s return. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Index Risk — Note regarding Index-Based Swaps” in the Prospectus for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional long-term total return.

The Shiller Barclays CAPE® US Sector TR USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The Index allocates an equally weighted notional long exposure to four US sectors that are undervalued, as determined using the modified CAPE® Ratio. Each US sector is represented by a sector ETF that tracks a sector index, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten US sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index selects the five US sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings

(PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Fund’s investments related to the Index, the Fund will have focused exposures to the sectors making up the Index at any given time. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly. The Fund may seek to obtain long exposure to the sectors comprising the Index by investing directly in the sector ETFs that correspond to those sectors, or by utilizing derivatives that are designed to provide long exposure to either the sector ETFs themselves or the indices that the sector ETFs seek to track.

If the Index becomes unavailable or for other reasons, the Fund’s Board of Trustees may in its sole discretion and without advance notice to shareholders select another index (such as the S&P 500® Index) or a basket of investments for the Index’s role in the Fund’s principal investment strategies. The Fund may gain exposure to any substitute index or basket of investments in any manner the Adviser determines appropriate, including those described above with respect to how the Fund may obtain exposure to the Index.

Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio includes other investments. Therefore, the Fund is not designed to replicate the performance of any index. The Fund’s performance will deviate from the performance of any index used by the Fund.

The Fund’s Investments in Debt Instruments. Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed income funds. Debt instruments in which the Fund may invest may include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, CMOs, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) CDOs, including CLOs; (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) REIT securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World

Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund’s debt instruments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager utilizes active asset allocation in managing the Fund’s investments.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Principal Risks

Since the Fund will hold investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

collateralized debt obligations risk: the risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk. The Fund has historically obtained exposure to the Index through swap transactions solely with Barclays Bank PLC; the Fund will likely continue to enter into swap transactions solely with Barclays Bank PLC and, potentially, with a limited number of additional counterparties for the foreseeable future. If Barclays Bank PLC is unwilling or unable to maintain the Index or the Fund is unable to enter into swap transactions based on the Index on what the Adviser considers to be reasonable terms, the Fund’s performance and the Fund’s ability to achieve its investment objective would be adversely affected.

•	debt securities risks:

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credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, thinner trading markets, different clearing and settlement procedures and custodial services, and less developed legal systems than in many more developed countries.

•

equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

index risk: the risk that the Fund’s return may not match or may underperform the return of the Index for a number of reasons, including, for example, (i) the performance of derivatives related to an index in which the Fund invests may not correlate with the performance of the Index and will be reduced by transaction costs or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; (iii) the Fund’s overall performance may be adversely affected by the performance of the Fund’s investments in debt instruments and (iv) errors may arise in carrying out the Index’s methodology, or the Index provider may incorrectly report information concerning the Index. Although it is anticipated that the Adviser will license from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

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large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•

loan risk: includes the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund’s investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund.

•

structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	8.81%	Quarter ended 12/31/2015
Lowest:	(6.25%)	Quarter ended 9/30/2015

The year-to-date total return for the Fund’s Class I shares as of June 30, 2016 was 7.48%.

Average Annual Total Returns (for the periods ended December 31, 2015)

Shiller Enhanced CAPE®	One Year	Since Inception (October 31, 2013)
Class I
Return Before Taxes	4.65%	12.27%
Return After Taxes on Distributions	2.99%	10.73%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	8.84%
Class N
Return Before Taxes	4.32%	11.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	9.52%
Shiller Barclays CAPE® US Sector TR USD Index (reflects no deduction for fees, expenses or taxes)	4.71%	11.13%

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Shiller Barclays CAPE® US Sector TR USD Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). It aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

Investment Adviser

DoubleLine Capital is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2013	Chief Executive Officer
Jeffrey J. Sherman	Since the Fund’s inception in 2013	Portfolio Manager

Summary of Other Important Information

Regarding Fund Shares

Purchase and Sale of Shares

You may purchase or redeem Class A, Class C, Class I, and Class N shares on any business day when the New York Stock Exchange (“NYSE”) opens for regular trading (except the Fixed-Income Funds, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Multi-Asset Growth Fund are not available for purchase or redemption on holidays when the principal U.S. bond markets are closed, such as Columbus Day and Veterans Day) by written request via mail (DoubleLine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through authorized dealers, brokers, or other service providers (“financial intermediaries”). Telephone transactions will be permitted unless you decline this privilege on your initial purchase application. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

	Minimum Initial Investment:		Subsequent Investment:
	Regular Accounts	IRAs	All Accounts and Automatic Investment Plans
Class A Shares	$2,000	$500	$100
Class C Shares	$2,000	$500	$100
Class I Shares	$100,000	$5,000	$100
Class N Shares	$2,000	$500	$100

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain financial intermediaries also may have their own investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Funds reserve the right to change or waive the minimum initial and subsequent investment amounts without prior notice or to waive the minimum investment amounts for certain intermediaries or individual investors in its discretion.

Tax Information

The Funds’ distributions generally are taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. If you invest through such tax-advantaged arrangements, you may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s Adviser, and the Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About

Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the respective Summary Section is non-fundamental, which means each Fund may change its investment objective without shareholder approval or prior notice.

Principal Investment Strategies

DoubleLine Total Return Bond Fund

Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or unrated securities that are determined by the Adviser to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed obligations, CLOs, and obligations of the U.S. Government and its agencies, instrumentalities and sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies as described below, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. The Fund may enter into a credit default swap on either side (making such a stream of payments or agreeing to provide the specified return).

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, interest-only and principal-only securities are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the portfolio managers believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value (“NAV”), yield, and total return are (in alphabetical order) the following:

• Asset-Backed Securities Investment Risk • Debt Securities Risks • Defaulted Securities Risk • Derivatives Risk • Financial Services Risk • High Yield Risk	• Inflation-Indexed Bond Risk • Leveraging Risk • Liquidity Risk • Market Risk • Mortgage-Backed Securities Risk • Portfolio Management Risk • Price Volatility Risk	• Real Estate Risk • Reliance on the Adviser • Restricted Securities Risk • Securities or Sector Selection Risk • U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Core Fixed Income Fund

Under normal circumstances, the DoubleLine Core Fixed Income Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These fixed income instruments include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Fund’s Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

The Fund may invest in fixed income instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Fund’s Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. The Fund may enter into a credit default swap on either side (making such a stream of payments or agreeing to provide the specified return).

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies or private investment vehicles managed by the Fund’s Adviser or affiliates of the Fund’s Adviser, including other DoubleLine funds, to the extent permitted by applicable law.

A third party or the Fund’s Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager utilizes active asset allocation in managing the Fund’s investments.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield, and total return are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset-Backed Securities Investment Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Financial Services Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Leveraging Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Preferred Securities Risk

• Price Volatility Risk • Real Estate Risk • Reliance on the Adviser • Restricted Securities Risk • Securities or Sector Selection Risk • U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Emerging Markets Fixed Income Fund

Under normal circumstances, the DoubleLine Emerging Markets Fixed Income Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These fixed income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable or a security with a stated

principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Fund’s Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund will generally invest in at least four emerging market countries. In allocating investments among various emerging market countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors may include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Fund’s Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest, without limitation, in fixed income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Fund’s Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest up to 20% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the portfolio managers believe the expected debt sustainability of the country is not reflected in current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, which are financial contracts whose values depend on changes in the value of one or more underlying assets, reference rates, or indexes. Derivatives include, among others options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers perceive deterioration in the credit fundamentals of the issuer, when the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer, when the portfolio managers determine to take advantage of a better investment opportunity, or when the individual security has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield, and total return are (in alphabetical order) the following:

• Counterparty Risk • Debt Securities Risks • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk • Foreign Investing Risk	• High Yield Risk • Leveraging Risk • Liquidity Risk • Market Risk • Portfolio Management Risk • Portfolio Turnover Risk • Price Volatility Risk • Reliance on the Adviser • Restricted Securities Risk	• Securities or Sector Selection Risk • Sovereign Debt Obligations Risk • Structured Products and Structured Notes Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Low Duration Bond Fund

The DoubleLine Low Duration Bond Fund seeks current income by investing principally in debt securities of any kind.

The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign hybrid securities); asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); inflation-indexed bonds; bank loans and assignments; income-producing securitized products, including CLOs;

preferred securities; and other instruments bearing fixed or variable interest rates of any maturity.

The Fund’s Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed three years at any time. The Fund may invest in individual securities of any maturity or duration.

In managing the Fund’s investments, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

Under normal circumstances, the Fund intends to invest primarily in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Fund’s Adviser to be of comparable credit quality. The Fund may, however, invest up to 50% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Adviser to be of comparable credit quality. Those instruments include high yield, high risk bonds, commonly known as junk bonds. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund’s Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Fund’s Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

The Fund may invest in other investment companies or private investment vehicles managed by the Fund’s Adviser or affiliates of the Fund’s Adviser, including other DoubleLine funds, to the extent permitted by applicable law.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield, and total return are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset-Backed Securities Investment Risk

•        Collateralized Debt Obligations Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Financial Services Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Leveraging Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Preferred Securities Risk

•        Price Volatility Risk

• Real Estate Risk • Reliance on the Adviser • Restricted Securities Risk • Securities or Sector Selection Risk • Structured Products and Structured Notes Risk • U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Floating Rate Fund

The DoubleLine Floating Rate Fund invests primarily in floating rate loans and other floating rate investments.

Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. Certain floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy (“Senior Loans”). Other floating rate loans may be unsecured obligations of the borrower. A floating rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Such floating rate loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Other “floating rate investments” include, without limitation, floating rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, CDOs, including CLOs and CMOs, backed by floating rate instruments or structured as floating rate investments and having, in the judgment of the Fund’s Adviser, characteristics similar to those of other floating rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; and shares of money market and short-term bond funds.

The Fund normally will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in floating rate loans and other floating rate investments. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. For purposes of this policy, any security or instrument will be considered a floating rate investment if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. The Fund’s investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Fund’s Adviser, to floating rate investments will be counted toward satisfaction of this 80% policy as well.

The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality. Corporate bonds and other fixed income instruments, including certain floating rate investments, rated below investment grade, or such instruments that are unrated and determined by the Fund’s Adviser to be of comparable quality, are high yield, high risk securities, commonly known as junk bonds. The Fund may invest in securities of stressed, distressed, and defaulted issuers (including issuers involved in bankruptcy proceedings, reorganizations, financial restructurings, or otherwise experiencing financial hardship). Such investments entail high risk and have speculative characteristics.

Subject to the Fund’s policy to invest at least 80% of its net assets in floating rate loans and other floating rate investments, the Fund may invest any portion of its assets in bonds, debentures, notes and other debt instruments, preferred securities, money market securities, investment-grade debt securities, repurchase agreements, and any security or instrument bearing a fixed, floating or adjustable rate of interest, including by investing in other investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates. Money market securities include, among other things, bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price (representing return of principal plus interest).

The Fund may invest in obligations of corporate and governmental issuers of any maturity. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit.

The Fund’s investments in loans may include loans issued in an offering that has been oversubscribed. The Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the Fund’s Adviser will be able to identify such opportunities successfully or sell any investments at a gain.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for duration management purposes, hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts in order to gain efficient long or short investment exposures as an alternative to cash investments, to adjust the Fund’s duration, or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, to adjust the Fund’s duration, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities.

The Fund’s portfolio managers may consider a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. The Fund also may consider available credit ratings. However, credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s portfolio managers may review credit ratings in making investment decisions, they typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions.

Portfolio securities may be sold at any time. By way of example, the Fund’s portfolio managers may sell a Fund investment in order to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the investment no longer represents a relatively attractive investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Additionally, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset-Backed Securities Investment Risk

•        Collateralized Debt Obligations Risk

•        Confidential Information Access Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Financial Services Risk

•        Focused Investment Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Preferred Securities Risk

•        Price Volatility Risk

•        Reliance on the Adviser

•        Securities or Sector Selection Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Flexible Income Fund

The DoubleLine Flexible Income Fund seeks to achieve its investment objective by active asset allocation among market sectors in the fixed income universe. These sectors may include, for example, U.S. Government securities, corporate debt securities, mortgage and other asset backed securities, foreign debt securities, including emerging market debt securities, loans, and high yield debt securities. The Adviser has broad flexibility to use various investment strategies and to invest in a wide variety of fixed income instruments that the Adviser believes offer the potential for current income, capital appreciation, or both. The Fund is not constrained by management against any index.

The Adviser expects to allocate the Fund’s assets in response to changing market, financial, economic, and political factors and events that the Fund’s portfolio manager believes may affect the values of the Fund’s investments. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe.

The Fund may invest in securities of any credit quality. The Fund may invest without limit in securities rated below investment grade (securities rated Ba1 or below by Moody’s and BB+ or below by S&P and Fitch) or unrated securities judged by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity.

The Fund may invest without limit in foreign securities, including emerging market securities and securities denominated in foreign currencies, including the local currencies of emerging markets.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration based on the Adviser’s view of, among other things, future interest rates and market conditions. There are no limits on the duration of the Fund’s portfolio. The Adviser retains broad discretion to modify the Fund’s duration within a wide range, including the discretion to construct a portfolio of investments for the Fund with a negative duration. For example, the Adviser may extend the Fund’s duration significantly when the Adviser believes market interest rates will decline and shorten the Fund’s duration, or cause the Fund’s portfolio to have a negative duration, during periods when the Adviser expects interest rates to increase. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point, while the value of a portfolio of fixed income securities with an average duration of negative three years would generally be expected to decline in value by approximately 3% if interest rates decreased by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.

Under normal circumstances, the Fund intends to invest principally in instruments the Adviser expects to produce current income (i.e., fixed income obligations and other income-producing instruments). The Adviser interprets the term fixed income obligation broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the ownership of corporate equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus. These might include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) foreign securities (corporate and government), including emerging market securities; (iv) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (v) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (vi) distressed and defaulted securities; (vii) custodial receipts, cash and cash equivalents; (viii) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (ix) other instruments bearing fixed, floating, or variable interest rates of any maturity. Fixed income obligations may also include, among others, the following types of investments:

Mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, CDOs, including CLOs and CMOs, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Inflation-indexed bonds, which are fixed income securities whose principal values are periodically adjusted according to a measure of inflation.

Convertible securities, which include bonds, debentures, notes, preferred stock and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer.

Preferred securities, which represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends.

REIT securities, which are pooled investment vehicles that own, and typically operate, income-producing real estate or interests in real estate, such as, but not limited to, interests in agency mortgage REITs, non-agency mortgage REITs, commercial mortgage REITs, and equity REITs.

Zero-coupon and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and

total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, interest rate swaps, and options, including swaptions). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful. The Fund may enter into currency-related transactions, including forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Fund may implement short positions, including through the use of derivative instruments, such as swaps or futures, or through short sales of instruments that are eligible investments for the Fund. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price in the future in anticipation that the asset’s value will decrease between the time the position is established and the agreed date of sale.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls), which may create investment leverage.

The Fund may invest in other investment companies or private investment vehicles managed by the Fund’s Adviser or affiliates of the Fund’s Adviser, including other DoubleLine funds, to the extent permitted by applicable law.

The Fund may invest in equity securities, of any kind, and of U.S. or foreign issuers of any size. Equity securities include common stocks, preferred stocks, and securities convertible into common or preferred stocks, and options and warrants to purchase common or preferred stocks.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset Allocation Risk

•        Asset-Backed Securities Investment Risk

•        Cash Position Risk

•        Collateralized Debt Obligations Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Financial Services Risk

•        Focused Investment Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Preferred Securities Risk

•        Price Volatility Risk

•        Real Estate Risk

•        Reliance on the Adviser

•        Restricted Securities Risk

•        Securities or Sector Selection Risk

•        Short Position Risk

•        Sovereign Debt Obligations Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Low Duration Emerging Markets Fixed Income Fund

The DoubleLine Low Duration Emerging Markets Fixed Income Fund normally invests primarily in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers. Sovereign and quasi-sovereign emerging market issuers include governments of emerging market countries, and governmental entities or agencies, and issuers that are owned, in whole or in part, or whose obligations are guaranteed, in whole or in part, by a government or governmental entity or agency of an emerging market country. Private emerging market issuers include private (non-governmental) issuers domiciled or located in emerging market countries, issuers with their principal place of business or corporate headquarters located in an emerging market country, or issuers the Adviser has determined are emerging market issuers based on a consideration of a number of qualitative factors, including the relative importance of emerging markets to the issuer’s business, including the issuer’s profits, revenues, assets and/or future potential growth.

Although the Fund may invest in individual securities of any maturity or duration, the Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed three years at any time.

An “emerging market country” is a country that, at the time the Fund invests in the related fixed income obligations, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

The Fund generally will invest in at least three emerging market countries. In allocating investments among various emerging market countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors may include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in obligations of any credit quality, including those that at the time of investment are rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Fund’s Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. Most fixed income obligations consist of a security or instrument having one or more of the following characteristics: an income-producing obligation, an obligation issued at a discount to its face value, an obligation that pays interest, whether fixed, floating or variable, or an obligation with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the obligation. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

The Adviser interprets the term fixed income obligation broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the ownership of corporate equity unless that equity represents an indirect or derivative interest in one or more debt securities. The Fund’s fixed-income investments may include, by way of example, corporate debt obligations; bank loans and assignments; and income-producing securitized products.

The Fund may invest in mortgage-backed securities (including commercial and residential mortgage-backed securities) and asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

The Fund also may invest in inflation-indexed bonds, which are fixed income securities whose principal values are periodically adjusted according to a measure of inflation. The Fund may invest in preferred securities, which represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest up to 20% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the portfolio managers believe the expected debt sustainability of the country is not reflected in current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, inverse floaters, futures contracts, interest rate swaps, total return swaps and options, including swaptions). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful. The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to take a “long” or “short” position in a currency or to hedge against currency exposure in its portfolio. The results of such transactions also may represent, from time to time, a significant component of the Fund’s investment returns. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

• Affiliated Fund Risk • Counterparty Risk • Debt Securities Risks • Defaulted Securities Risk • Derivatives Risk • Emerging Market Country Risk • Financial Services Risk • Foreign Currency Risk

•         Foreign Investing Risk

•         High Yield Risk

•         Inflation-Indexed Bond Risk

•         Investment Company and Exchange-Traded Fund Risk

•         Large Shareholder Risk

•         Limited Operating History Risk

•         Liquidity Risk

•         Market Risk

•         Portfolio Management Risk

•         Portfolio Turnover Risk

•         Price Volatility Risk

•         Reliance on the Adviser

•         Restricted Securities Risk

•         Securities or Sector Selection Risk

•         Sovereign Debt Obligations Risk

•         Structured Products and Structured Notes Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Long Duration Total Return Bond Fund

The DoubleLine Long Duration Total Return Bond Fund seeks long-term total return comprised of capital growth and current income by investing principally in debt securities of any kind.

The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign hybrid securities); asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); inflation-indexed bonds; bank loans and assignments; income-producing securitized products, including CLOs; preferred securities; and other instruments bearing fixed or variable interest rates of any maturity.

Under normal circumstances, the Fund’s Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of ten years would generally be expected to decline by approximately 10% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time based on, among other things, fluctuations in interest rates, changes in the rate of pre-payments on mortgages underlying the Fund’s mortgage-related investments, and the Adviser’s expectations with respect to future interest rates. There can be no assurance that the effective duration of the Fund’s investment portfolio will equal or exceed ten years at all times. The Fund may invest in individual securities of any maturity or duration. Because the Fund will usually have a relatively long duration, the value of its shares will be especially sensitive to changes in interest rates.

In managing the Fund’s investments, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

Under normal circumstances, the Fund intends to invest primarily in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Fund’s Adviser to be of comparable credit quality. The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Adviser to be of comparable credit quality. Those instruments include high yield, high risk bonds, commonly known as junk bonds. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 30% of its total assets, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in obligations of governmental or private obligors in emerging market countries. The Adviser considers an “emerging market country” to be a country that, at the time of investment is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund’s Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Fund may also engage in short sales or take short positions, either to adjust its duration or for other investment purposes.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Fund’s Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset Allocation Risk

•        Asset-Backed Securities Investment Risk

•        Cash Position Risk

•        Collateralized Debt Obligations Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Financial Services Risk

•        Focused Investment Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Preferred Securities Risk

•        Price Volatility Risk

•        Real Estate Risk

•        Reliance on the Adviser

•        Securities or Sector Selection Risk

•        Short Position Risk

•        Sovereign Debt Obligations Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Global Bond Fund

The DoubleLine Global Bond Fund seeks long-term total return by investing primarily in debt obligations issued by governments and governmental agencies, authorities or instrumentalities, located anywhere in the world. The Fund expects to invest significantly in obligations of members of the G-20, an organization of governments composed of 20 of the major economies in the world, including developed markets and emerging market economies. The members of the G-20 include: Argentina, Australia, Brazil, Canada, China, France, Germany, India, Indonesia, Italy, Japan, Mexico,

Russia, Saudi Arabia, South Africa, South Korea, Turkey, the United Kingdom, and the United States, and the European Union (the “EU”).

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities, debt obligations, fixed-income instruments, and any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. For these purposes, the term bond shall be interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the term bond also includes instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities, such as an ETF that invests in bonds. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Adviser expects to allocate the Fund’s assets among a variety of debt instruments based on the Adviser’s view of their potential to provide current income, capital appreciation, or both, as well as the Adviser’s view of changing global macroeconomic conditions such as, but not limited to, broad dollar trends, commodity cycles, cross border trade and portfolio flows, and relative growth and inflation differentials. The Adviser will also consider changes in a specific country’s market, economic, monetary and political factors and other developments that the Adviser believes may affect the values of the Fund’s investments.

The Fund’s investment universe includes, without limitation, sovereign debt, including U.S. Government securities; quasi-sovereign debt, such as obligations issued by governmental agencies and instrumentalities; and supra-national obligations. The Fund may also invest in obligations of private, non-governmental issuers. The Fund’s investments may include government and private high yield and defaulted debt securities; inflation-indexed securities; mortgage and asset backed securities; bank loans; and securities or structured products that are linked to or derive their value from another security, asset or currency of any country or issuer in which the Fund may otherwise invest.

The Fund expects to normally have significant exposure to foreign currencies, which may be achieved by investing in bonds denominated in the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts. The Fund may enter into foreign currency exchange transactions, including foreign currency futures and forward contracts and foreign currency swaps and options, to take long or short positions in various currencies, including currencies to which the Fund might not otherwise have exposure, in order to benefit from changes in the values of those currencies anticipated by the Adviser. The Fund may also, but will not necessarily, enter into foreign currency exchange transactions in order to hedge against changes in the values of its portfolio investments due to declines in the values of the currencies in which those investments are denominated against the U.S. dollar. The Fund may use any of the instruments, or any combination of the instruments, above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. Foreign currency exchange transactions may have the effect of creating investment leverage in the Fund’s portfolio and the returns from such transactions may represent, from time to time, a significant component of the Fund’s investment returns.

Under normal market conditions, the Fund will generally invest in securities that provide exposure to at least three different countries, not including the United States. There is no limit on the percentage of the Fund that may be invested in emerging market countries or in any single or small number of currencies or issuers, although the Fund may limit such investments for tax purposes.

The Fund normally invests principally in “investment grade” securities (i.e., those rated above Ba1 by Moody’s or above BB+ by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality). The Fund normally will not invest more than 25% of its total assets in fixed income instruments that are, at the time of purchase, rated below investment grade. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as ‘junk bonds’. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Adviser may also seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, interest rate swaps, and options, including options on swap agreements (“swaptions”)). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

In addition to its use of foreign currency exchange transactions, the Fund may use other derivatives transactions with the purpose or effect of creating investment leverage or for other purposes. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, or other indicators of value. The Fund may use any of the instruments, or any combination of the instruments, above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties.

The Fund may from time to time hold a portion of its assets in cash, cash equivalents, or other short-term investments for a number of reasons, including, for example, for temporary defensive purposes, to satisfy future redemption requests, pending the investment of subscription proceeds, or when the Adviser otherwise determines for investment purposes to hold a portion of the Fund’s assets in cash or similar investments.

The Fund is registered as a non-diversified investment company as defined the 1940 Act, and may invest in the securities of a smaller number of issuers than a diversified company.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the portfolio manager believes it would be appropriate to do so in order to adjust the duration of the Fund’s investment portfolio.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value (“NAV”), yield and total return, are (in alphabetical order) the following:

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset Allocation Risk

•        Asset-Backed Securities Investment Risk

•        Cash Position Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Focused Investment Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Price Volatility Risk

•        Reliance on the Adviser

•        Restricted Securities Risk

•        Securities or Sector Selection Risk

•        Sovereign Debt Obligations Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Ultra Short Bond Fund

The DoubleLine Ultra Short Bond Fund seeks to provide a level of current income consistent with limited price volatility by investing principally in investment grade, U.S. dollar-denominated debt instruments, including bank obligations, commercial paper, asset-backed commercial paper, and repurchase agreements. The Fund may also invest in certificates of deposit, time deposits, debentures and discount notes issued by agencies of the U.S. Government, pre-refunded bonds, including pre-refunded municipal bonds, corporate debt obligations, mortgage-backed securities of any maturity or type that are issued by, guaranteed by, or secured by collateral that is guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations, other asset-backed securities of any maturity or type, including those issued by private issuers and not subject to any government guarantee or credit support, dollar-denominated foreign securities (corporate and government), inflation-indexed bonds, income-producing securitized products, preferred securities, and other instruments bearing fixed or variable interest rates of any maturity. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund is not subject to the credit quality, liquidity, diversification or other limitations imposed on money market funds by Rule 2a-7 under the 1940 Act.

The Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one year or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed one year. The Fund may invest in obligations of any maturity, but will principally invest in debt obligations with a maturity of 397 days or less.

Under normal circumstances, the Fund intends to invest only in fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund’s dollar-weighted average credit quality will vary over time based on, among other things, market conditions, the Adviser’s investment views and expectations for market conditions, and changes in an issuer’s credit rating or credit quality.

Obligations of companies in the financial services sector may constitute a significant portion or substantially all of the Fund’s portfolio securities.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value.

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds (the “80% Policy”). Bonds include bonds, debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “A Note Regarding Debt

Obligations” in the beginning of this Prospectus. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to bonds will be counted towards satisfaction of the 80% Policy. For purposes of testing compliance with this policy, the Fund generally uses the market values of its derivative investments and other synthetic instrument positions, but reserves the right to use an investment’s notional value, where determined appropriate in the Adviser’s discretion.

The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or affiliates of the Adviser, including other DoubleLine funds, to the extent permitted by applicable law.

Portfolio securities may be sold at any time. Sales may occur to increase available cash for purposes of honoring redemption requests or when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the portfolio managers believe it would be appropriate to do so in order to adjust the duration of the Fund’s investment portfolio.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value (“NAV”), yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset-Backed Securities Investment Risk

•        Commercial Paper Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Derivatives Risk

•        Financial Services Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Preferred Securities Risk

•        Price Volatility Risk

•        Real Estate Risk

•        Reliance on the Adviser

•        Restricted Securities Risk

• Securities or Sector Selection Risk • Structured Products and Structured Notes Risk • U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Infrastructure Income Fund

The DoubleLine Infrastructure Income Fund seeks long-term total return while striving to generate current income. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in “Infrastructure Investments.” Infrastructure Investments include any assets or projects that support the operation, function, growth or development of a community or economy.

The Infrastructure Investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:

•	by companies or other issuers to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;

•	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and

•

by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and governments and governmental agencies, authorities or instrumentalities.

The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to

•	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);

•	transportation equipment (e.g., shipping, aircraft, railcars, containers);

•	electric utilities and power (e.g., power generation, transmission and distribution);

•	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);

•	communication networks and equipment;

•	water and sewage treatment;

•	social infrastructure (e.g., health care facilities, government buildings and other public service facilities); and

•	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies).

The Fund may invest without limit in Infrastructure Investments in the United States or in foreign countries, including emerging market countries. However, the Fund generally seeks to invest principally in instruments denominated in U.S. dollars.

Although, under normal circumstances, the Fund intends to invest more than 50% of its net assets in investment grade investments (i.e., those rated above Ba1 by Moody’s or above BB+ by S&P, Fitch, Kroll Bond Rating Agency or the equivalent by any other nationally recognized rating organization) and unrated instruments considered by the Adviser to be of comparable credit quality, the Fund may purchase investments of any credit quality, including investments that are unrated or rated below investment grade. Instruments rated below investment grade and unrated instruments of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. Generally, lower-rated debt securities offer the potential for a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest without limit in debt obligations, loans and other income-producing instruments where the obligation to repay principal and pay interest or otherwise make payments to the Fund is secured by underlying infrastructure asset(s) (e.g., a power generating facility, aircraft, railcars, and/ or containers) or secured solely by an equity ownership stake in a particular asset or project. Alternatively, the Fund may invest in income-producing instruments where the obligation to repay principal and pay interest is unsecured and backed only by the creditworthiness of the issuer.

The Fund may invest in debt obligations, income-producing instruments and infrastructure-related investments of any kind, including, without limitation, (i) project bonds; (ii) corporate obligations; (iii) loans; (iv) mortgage-backed securities; (v) asset-backed securities (including securities collateralized by installment loan contracts and/or leases of various types of real and personal property such as aircraft and cellular towers); (vi) foreign corporate securities, including emerging market securities; (vii) enhanced equipment trust certificates (“EETCs”) and equipment trust certificates (“ETCs”); (viii) debt obligations issued or guaranteed by governments or governmental agencies; (ix) credit-linked notes; (x) municipal bonds; (xi) pass-through notes; (xii) perpetual maturity bonds; and (xiii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of asset-backed securities, including the equity or “first loss” tranche. Loans include, without limitation, secured and unsecured senior loans, term loan Bs, mezzanine, second lien, and other subordinated loans, loan participations and assignments, and other fixed and floating rate loans.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser intends, under normal market conditions, to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and loan pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may use derivative transactions with the purpose or effect of creating investment leverage or for other purposes. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, or other indicators of value. The Fund may use any of the instruments, or any combination of the instruments, above (e.g., an interest rate swap combined with a long forward currency contract) to create long or short synthetic positions as a substitute for a cash investment. The Fund may also use derivatives transactions to manage the Fund’s duration or adjust the Fund’s exposure to changes in market interest rates. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. The Fund will incur costs in implementing derivatives strategies, and there can be no assurance that the Fund will engage in derivatives strategies or that any such strategy will be successful. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, and ETFs, including investment companies sponsored or managed by the Adviser or its related parties.

The Fund may from time to time hold a significant portion of its assets in cash, cash equivalents, or other short-term investments for a number of reasons, including, for example, for temporary defensive purposes, to satisfy future redemption requests, pending the investment of subscription proceeds, or when the Adviser otherwise determines for investment purposes to hold a portion of the Fund’s assets in cash or similar investments.

The Fund is registered as a non-diversified investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified company.

Portfolio securities may be sold at any time. Sales may occur to increase available cash for purposes of honoring redemption requests or when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the portfolio managers believe it would be appropriate to do so in order to adjust the duration of the Fund’s investment portfolio.

The Fund’s investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to Infrastructure Investments will be counted toward satisfaction of the Fund’s policy to invest in Infrastructure Investments. If the Fund changes its 80% investment policy described above, it will notify shareholders at least 60 days in advance of the change.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield, and total return are (in alphabetical order) the following:

•        Asset Allocation Risk

•        Asset-Backed Securities Investment Risk

•        Cash Position Risk

•        Confidential Information Access Risk

•        Counterparty Risk

•        Debt Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Focused Investment Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Infrastructure Sector Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Loan Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Municipal Bond Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Price Volatility Risk

•        Reliance on the Adviser

•        Restricted Securities Risk

•        Securities or Sector Selection Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

DoubleLine Multi-Asset Growth Fund

The DoubleLine Multi-Asset Growth Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Fund’s Adviser allocates the Fund’s assets in response to changing market, economic, and political factors and events that the Fund’s portfolio managers believe may affect the value of the Fund’s investments. The Fund’s Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund’s portfolio will be actively managed, and the allocation of the Fund’s assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund’s principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size. Equity securities include common stocks, preferred stocks, and securities convertible into common or preferred stocks, and options and warrants to purchase common or preferred stocks.

Debt Obligations — Debt obligations, of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. Government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; mortgage-backed and other asset-backed securities; obligations of international agencies or supranational entities; debt securities convertible into equity securities; inflation-indexed bonds; structured notes, including hybrid or indexed securities, event-linked bonds, and loans, including, without limitation, participations and assignments; delayed funding loans and revolving credit facilities; and cash instruments. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including CMOs, and other asset-backed securities. The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, including defaulted securities, and may invest without limit in securities rated below investment grade. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s and BB+ or lower by S&P. The Fund also may invest in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Fund’s Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds. Debt obligations in which the Fund may invest include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies.

Real Estate — Investments in real estate-related securities, such as REITs (equity REITs or mortgage REITs), real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms; finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, ETFs, futures contracts, options on futures contracts, forward contracts, securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Although there is no limit on the amount of the Fund’s assets that may be invested in any particular asset class, the Fund’s Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and at least 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Fund’s Adviser believes it may be in the Fund’s best interest to do so.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment funds. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates. The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in precious metals, minerals, or other commodity-related investments or in derivatives transactions relating to precious metals, minerals or commodities, or other types of transactions where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions. The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.

The Fund may invest in other investment companies or private investment vehicles managed by the Fund’s Adviser or affiliates of the Fund’s Adviser, including other DoubleLine funds, to the extent permitted by applicable law.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including emerging market countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by applicable law.

The Fund’s Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other appropriate investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Under normal market conditions, the Fund seeks to remain as fully invested as reasonably practicable. However, at times, the Fund’s Adviser may judge that market conditions may make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. The Fund’s Adviser then may temporarily use alternative strategies that are mainly designed to limit the Fund’s losses. In implementing these strategies, the Fund may invest primarily in, among other things, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities the Fund’s Adviser considers consistent with such defensive strategies. During this period, the Fund may not achieve its investment objective.

The Fund’s Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield, and total return are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset Allocation Risk

•        Asset-Backed Securities Investment Risk

•        Commodities Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Equity Issuer Risk

•        Exchange-Traded Note Risk

•        Financial Services Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Liquidity Risk

•        Loan Risk

•        Market Capitalization Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Preferred Securities Risk

•        Price Volatility Risk

•        Real Estate Risk

•        Reliance on the Adviser

•        Securities or Sector Selection Risk

•        Short Position Risk

•        Structured Products and Structured Notes Risk

•        Tax Risk

•        U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Strategic Commodity Fund

The DoubleLine Strategic Commodity Fund normally seeks to generate long term total return through long and short exposures to commodity-related investments. The commodities to which the Fund may have direct or indirect exposure may include, without limitation, industrial metals (e.g., copper and nickel); oil, gas and other energy commodities (e.g., crude oil, brent oil, gasoil, RBOB oil (reformulated blendstock for oxygenate blending), and heating oil); agricultural products (e.g., soybeans, sugar, and cotton); and livestock (e.g., live cattle). Commodity-related investments may include investments directly in commodities, investments in instruments tied or related to one or more commodities or commodity-related indices or investments in companies with direct or indirect exposure to commodities (e.g., an investment in an oil production company or a mining company). As of the date of this Prospectus, the Fund expects to gain commodity-related investment exposure primarily through derivatives contracts, securities, or other instruments that provide a return tied to a commodities index, a basket of commodities, or a single commodity. The Fund uses investment leverage to achieve commodity exposures and expects to have, under normal circumstances, investment exposure to commodities in an amount up to the value of the Fund’s total assets.

The Fund’s adviser, DoubleLine Commodity, may use a variety of commodity-related investment strategies in pursuing the Fund’s investment objective, including the following principal approaches:

-

Long Basket or Index-Related Exposure. The Adviser may create one or more long commodity-related positions in the Fund’s portfolio, representing what the Adviser considers from time to time to be efficient, broad-based exposure to a number of commodities. For example, the Adviser may identify one or more baskets or indexes of commodities, which will typically be administered and maintained by a third party, although the Adviser may provide recommendations to the basket or index sponsor during the construction of the basket or index or from time to time thereafter as to the exposures to be reflected in the basket or index. In pursuit of this strategy, the Adviser will normally attempt to replicate within the Fund’s portfolio the commodity exposures of the basket or index. These basket- or index-based exposures will typically comprise at least 50% of the Fund’s commodity exposures, and may constitute as much as 100% of the Fund’s commodity exposures. The Adviser, in its discretion, may add or replace the baskets or indexes, or may determine to implement the Fund’s investment program without relying on any baskets or indexes. In the latter case, the adviser would rely principally on the investment techniques described under “Tactical Commodity Exposure,” below. As of the date of this Prospectus, the Adviser has licensed the right to use the Morgan Stanley BFMCISM (described below) (the “Morgan Stanley Index”) in implementing the Fund’s principal investment strategies. However, the Adviser may use other commodities-related indices at any time and without notice or may work with another index sponsor to create a custom commodities-related index. There can be no assurance that the Fund will use the Morgan Stanley Index at any time or at all.

-	Tactical Commodity Exposure. The Adviser may seek to generate additional returns or modify the Fund’s broad-based commodities exposures by taking long and/or short positions in individual commodities or in other baskets of commodities or commodity indexes. These investments may be made in commodities that are not represented in the basket or index of commodities through which the Fund may be obtaining broad-based commodities exposures. The Adviser will determine whether to take such positions based on the Adviser’s quantitative models as well as the Adviser’s views of changing market, economic and political factors, market fundamentals, macroeconomic trends, and global or local events. The Adviser may also seek to pursue “market neutral” returns by creating roughly equal “long” and “short” exposures on different commodities of any kind. The Fund’s tactical commodity exposures will be actively managed, and the allocation of the Fund’s assets to various commodities will change over time, sometimes rapidly.

The Fund may also employ commodity roll-timing strategies. “Rolling” derivative-related exposure is the process by which the holder of a particular derivative instrument or other instrument providing investment exposure (such as a futures contract) will sell or close out the instrument on or before the termination or expiration date and simultaneously purchase or enter into a new instrument with identical terms except for a later termination date. “Roll-timing” is a process by which the Fund may seek to add incremental return through the timing of its commodity roll activities. For example, if the structure of an index reflects the effect of derivative rolls in the markets, the Fund might attempt to time its own roll activities to gain a pricing advantage over the pricing reflected in the index. The Adviser may consider the historical “backwardation” of commodity-related futures contracts in constructing the Fund’s portfolio and as part of any roll-timing strategies it uses. (Backwardation can occur when a futures contract calling for delivery of a commodity in the future has a lower value than the current “spot” or market price of the commodity. The value of such a futures contract may have the potential to appreciate to the value of the underlying commodity’s spot price (current market price) as the contract approaches expiration, although there can be no assurance that it will.)

If the Fund obtains its commodities exposures through futures contracts and other derivatives not requiring significant investments of the Fund’s cash, the Fund would have free cash available to invest in other assets. The Fund currently expects that those other investments will comprise principally fixed-income investments. See “Fixed Income Investments,”

below. It is possible that the Fund might lose money on both its commodity exposures and on its fixed-income investments.

The Morgan Stanley Index. The Morgan Stanley Index is expected to track the performance of futures contracts on eleven commodities, selected by the Morgan Stanley Index Sponsor based on (i) the contracts’ historical backwardation relative to other commodity-related futures contracts and (ii) the contracts’ historical liquidity. (Backwardation refers to a potential market structure where a longer dated futures contract has a lower value than the spot price for the contract’s reference commodity. The longer dated futures contract of a backwardated commodity has the potential to appreciate to the value of the spot price of the reference commodity as the contract approaches expiration.) Of the commodities represented in the Morgan Stanley Index, currently five are in the energy sector, two are in the industrial metals sector, and four are in the agricultural sector or livestock sector. As of the date of this Prospectus, the Morgan Stanley Index’s exposure was weighted approximately one third to each of the energy sector, the industrial metals sector, and the agricultural and livestock sectors. The Morgan Stanley Index’s actual exposure to futures contracts and sectors will change throughout the year based on changes in the market values of the futures contracts. The Morgan Stanley Index Sponsor also may alter the commodities that comprise the Morgan Stanley Index or the parameters that determine the futures contracts that comprise the Morgan Stanley Index. The Morgan Stanley Index is normally rebalanced annually during the month of January. In addition, the Morgan Stanley Index Sponsor may make interim changes to the Morgan Stanley Index in its discretion if it determines that a disruption event has occurred that requires modification of the Morgan Stanley Index; such events may include, but are not limited to market or trading disruptions in the commodities underlying the Morgan Stanley Index, changes in law, or other events or circumstances beyond the reasonable anticipation or control of the Morgan Stanley Index Sponsor.

The Adviser may substitute another commodities-related index for the Morgan Stanley Index at any time and without notice or work with another index sponsor to create a custom commodities-related index.

There is no limit on the amount of the Fund’s exposures to any one or more specific commodities or sectors, and the Fund may at times have significant exposure to a single commodity or a limited number of commodities. The Fund may invest without limit in investments tied to any one or more foreign countries, including emerging market countries, and investments denominated in foreign currencies.

The Adviser may seek to effect the Fund’s commodity-related investment strategies by investing in a variety of instruments, such as total and excess return swaps, futures contracts, options on futures, forward contracts, exchange traded products, including exchange traded funds and exchange traded notes, structured notes, common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in commodities, and other investments intended to provide long or short exposure to one or more commodities.

The Fund expects that many of the instruments in which it will invest will involve leverage. When the Fund utilizes leverage, small changes in the values of the underlying commodity prices may result in significant changes in the values of the Fund’s investments, and the Fund can lose significantly more than the amount it invests in an instrument, or the margin it supplies to its counterparty on the instrument.

Fixed Income Investments. The Fund will normally create its commodities exposures using derivatives and other instruments that allow the Fund to achieve those exposures without significant payments of cash. As a result, the Fund expects to have available to it cash assets to invest in securities or other instruments. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed income funds. Fixed income investments in which the Fund may invest, may include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) other investment companies that invest principally in debt securities; or (iii) short-term investments, such as commercial paper, repurchase agreements and money market funds. The Adviser will normally seek to construct the fixed-income portion of the investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less.

Under normal circumstances, the Fund’s portfolio of fixed income investments is expected to include primarily fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Adviser to be of comparable credit quality.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in this Prospectus by investing in other investment funds. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in commodities and commodity-related investments or in derivatives transactions relating to commodities where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions. The investment objective and strategies of any subsidiary the Fund invests in will be substantially similar or identical to those of the Fund, except that the subsidiary will not ordinarily expect to have significant cash assets available to invest in securities or other instruments other than commodity-related investments. The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total and excess return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, commodities, securities, currencies, or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or related parties of the Adviser, including other DoubleLine Funds, to the extent permitted by applicable law.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more commodities, specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including emerging market countries. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by applicable law.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account. Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Portfolio investments may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio investments no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio is not designed to replicate the performance of any index. The Fund’s performance will deviate, potentially significantly, from the performance of any index used by the Fund.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•         Affiliated Fund Risk

•         Asset Allocation Risk

•         Cash Position Risk

•         Commodities Risk

•         Counterparty Risk

•         Debt Securities Risks

•         Derivatives Risk

•         Emerging Market Country Risk

•         Exchange-Traded Note Risk

•         Focused Investment Risk

•         Foreign Investing Risk

•         Index Risk

•         Investment Company and Exchange-Traded Fund Risk

•         Large Shareholder Risk

•         Leveraging Risk

•         Limited Operating History Risk

•         Liquidity Risk

•         Market Risk

•         Non-Diversification Risk

•         Portfolio Management Risk

•         Portfolio Turnover Risk

•         Price Volatility Risk

•         Securities or Sector Selection Risk

•         Short Position Risk

•         Structured Products and Structured Notes Risk

•         Tax Risk

•         U.S. Government Securities Risk

Please see page 311 of this Prospectus for more information regarding these risks.

DoubleLine Shiller Enhanced CAPE®

The DoubleLine Shiller Enhanced CAPE® Fund seeks total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments, to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return approximating the Index’s return, including swap transactions or futures transactions where the reference asset is a modified version of the Index or an unrelated index. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Index Risk — Note regarding Index-Based Swaps” in the Prospectus for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional long-term total return.

The Shiller Barclays CAPE® US Sector TR USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The Index allocates an equally weighted notional long exposure to four US sectors that are undervalued, as determined using the modified CAPE® Ratio. Each US sector is represented by a sector ETF that tracks a sector index, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten US sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index selects the five US sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated. The Select Sector SPDR Funds are typically comprised of issuers represented in the S&P 500 Index. As of June 30, 2016, the issuers represented in the S&P 500 Index had market capitalizations ranging from $2.3 billion to $523.6 billion.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Fund’s investments related to the Index, the Fund will have focused exposures to the sectors making up the Index at any given time. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly. The Fund may seek to obtain long exposure to the sectors comprising the Index by investing directly in the sector ETFs that correspond to those sectors, or by utilizing derivatives that are designed to provide long exposure to either the sector ETFs themselves or the indices that the sector ETFs seek to track.

If the Index becomes unavailable or for other reasons, the Fund’s Board of Trustees may in its sole discretion and without advance notice to shareholders select another index (such as the S&P 500® Index) or a basket of investments for the Index’s role in the Fund’s principal investment strategies. The Fund may gain exposure to any substitute index or basket of investments in any manner the Adviser determines appropriate, including those described above with respect to how the Fund may obtain exposure to the Index.

Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio includes other investments. Therefore, the Fund is not designed to replicate the performance of any index. The Fund’s performance will deviate from the performance of any index used by the Fund.

The Fund’s Investments in Debt Instruments. Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed income funds. Debt instruments in which the Fund may invest may include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, CMOs, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) CDOs, including CLOs; (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) REIT securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

Generally, debt instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. Please see “The Trust and the Funds — A Note Regarding Debt Obligations” in the beginning of this Prospectus. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. Mortgage-backed securities include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser and its affiliates.

In managing the Fund’s debt instruments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager utilizes active asset allocation in managing the Fund’s investments.

The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: excess return swaps, total return swaps, futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and excess return swaps, total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks

It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its NAV, yield and total return, are (in alphabetical order) the following:

•        Affiliated Fund Risk

•        Asset-Backed Securities Investment Risk

•        Collateralized Debt Obligations Risk

•        Counterparty Risk

•        Debt Securities Risks

•        Defaulted Securities Risk

•        Derivatives Risk

•        Emerging Market Country Risk

•        Equity Issuer Risk

•        Financial Services Risk

•        Foreign Currency Risk

•        Foreign Investing Risk

•        High Yield Risk

•        Index Risk

•        Inflation-Indexed Bond Risk

•        Investment Company and Exchange-Traded Fund Risk

•        Large Shareholder Risk

•        Leveraging Risk

•        Limited Operating History Risk

•        Liquidity Risk

•        Loan Risk

•        Market Capitalization Risk

•        Market Risk

•        Mortgage-Backed Securities Risk

•        Portfolio Management Risk

•        Price Volatility Risk

•        Real Estate Risk

•        Reliance on the Adviser

•        Securities or Sector Selection Risk

•        Short Position Risk

•        Structured Products and Structured Notes Risk

•        U.S. Government Securities Risk

Other Information Regarding Principal Investment Strategies

All percentage limitations and requirements as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s limitation or requirement.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds will hold investments with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Each Fund is affected by changes in the economy, in portfolio securities and in the various markets for financial instruments. There is also the possibility that investment decisions a Fund’s Adviser makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others. References to the “Adviser” in the descriptions of the risks below refer to the Adviser of each Fund, as applicable.

Affiliated Fund Risk

Investing in other investment companies or private investment vehicles sponsored or managed by the Adviser or related parties of the Adviser, including other series of the Trust (each, a “DoubleLine Fund” and, collectively, the “DoubleLine Funds”), involves potential conflicts of interest. For example, the Adviser or its related parties may receive fees based on the amount of assets invested in such other investment vehicles, which fees may be higher than the fees the Adviser receives for managing a Fund. Investment by a Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties. To reduce this potential conflict of interest, the Fund’s Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Fund’s Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

Asset Allocation Risk

A Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the asset classes, sectors and/or underlying funds in which it invests. It is possible that the Adviser will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions. To the extent that a Fund invests a significant portion of its assets in a single or limited number of asset classes, sectors, underlying funds, or investments, it will be particularly sensitive to the risks associated with the asset classes, sectors, funds, or investments in which it invests.

Asset-Backed Securities Investment Risk

Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, a Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in which a Fund invests may have underlying assets that include, among others, motor vehicle installment sales or installment loan contracts, home equity loans, leases of various types of real, personal and other property (including those relating to aircrafts, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets), and receivables from credit card agreements. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized by a trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund. It is possible that many or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Equipment Trust Certificates (ETCs) and Enhanced Equipment Trust Certificates (EETCs) Risk: ETCs and EETCs are types of asset-backed securities that generally represent undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. EETCs are similar to ETCs, except that the securities have been divided into two or more classes, each with different payment priorities and asset claims (see “—Collateralized Debt Obligations Risk” in the Fund’s SAI for information regarding how different classes or tranches of interests issued by an issuer can affect the risks of an investment in EETCs). ETCs and EETCs are typically issued by specially-created trusts established by airlines, railroads, or other transportation firms. The assets of ETCs and EETCs are used to purchase equipment, such as airplanes, railroad cars, or other equipment, which may in turn serve as collateral for the related issue of the ETCs or EETCs, and the title to such equipment is held in trust for the holders of the issue. The equipment generally is leased from the specially-created trust by the airline, railroad or other firm, which makes rental or lease payments to the specially-created trust to provide cash flow for payments to ETC and EETC holders. Holders of ETCs and EETCs must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee firm or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the ETCs or EETCs.

ETCs and EETCs are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue. ETCs and EETCs are generally regarded as obligations of the company that is leasing the equipment and may be shown as liabilities in its balance sheet as a capitalized lease in accordance with generally accepted accounting principals. The lessee company, however, does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee may terminate the lease. If another lessee is not available, then payments on the certificates would cease until another lessee is available.

Cash Position Risk

A Fund may hold any portion of its assets in cash, cash equivalents, or other short-term investments at any time or for an extended time. The Adviser will determine the amount of a Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent that a Fund holds assets in cash or is otherwise uninvested, the Fund’s ability to meet its objective may be limited.

Collateralized Debt Obligations Risk

A Fund may invest in CDOs, which are a type of asset-backed security, and include CBOs, CLOs, and other similarly structured securities. A CBO is a trust which may be backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. The cash flows from the CDO trust are generally split into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity or “first loss” tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. Holders of interests in the senior tranches are entitled to the lowest interest rate payments but those interests generally represent safer investments than more junior tranches because, should there be any default, senior tranches are typically paid first. The holders of interests in the most junior tranches, such as equity tranches, typically are entitled to be paid the highest interest rate payments but suffer the highest risk of loss should the holder of an underlying loan default. If some loans default and the cash collected by the CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has higher ratings and lower potential yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodities Risk

A Fund may directly or indirectly have exposure to global commodity markets or particular commodities and the value of its shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments. The value of such investments may be extremely volatile and difficult to determine, are subject to the risk of possible illiquidity, and are subject to the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments. The values of commodities and commodity-related instruments may be affected by a wide range of factors, including changes in overall market movements, speculative activity of other investors, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation or other confiscation, economic or other sanctions, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), environmental issues or regulation, and developments affecting a particular sector, industry, or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, international economic, political and regulatory developments. The Strategic Commodity Fund may at times have significant exposure to particular sectors through its commodities-related investments, including, without limitation, the energy, industrial metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors. Certain commodities may originate from or be produced in countries or regions that are experiencing or may experience social and political unrest and may be subject to risks associated with economic, social or political developments in those countries or regions.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. A Fund may be affected by the volume of natural gas, oil or other energy commodities available for transporting, processing or distribution, and a significant increase or decrease in the production of energy commodities could impact the value of the Fund’s commodity-related investments within the energy sector. A Fund’s investments in commodities-related investments in the energy sector may also be affected by declines or increases in the demand for crude oil, natural gas, refined petroleum products or other energy commodities. Supply and demand for energy commodities may be affected by a number of factors, including general market conditions, increases in the values of the underlying commodities, taxes or other regulatory or legislative actions, and consumer sentiment.

The industrial metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks, international agencies, or other large market participants and investment speculation and fluctuations in industrial and commercial supply and demand. Investments in commodities-related investments in the industrial metals sector may also be affected by extraction, storage and production costs and by changes in supply and demand for certain metals.

The agricultural and livestock sector may be particularly impacted by weather conditions, such as drought, flood, or other natural disasters, seasonal demand and availability of products, competition from substitute products, transportation bottlenecks or shortages, and fluctuations in supply and demand. The agricultural and livestock sector may also be regulated by environmental, health and safety laws and regulations and may be impacted by other political or regulatory developments.

Commodity-related investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause a Fund’s share value to fluctuate. There can be no assurance that the values of investments in commodities will not fluctuate in a manner that is highly correlated with the values of traditional equity or debt securities, especially during adverse economic conditions, and at certain times the price movements of commodity-related investments have been highly correlated to those of debt or equity securities.

A Fund may from time to time invest in one or more subsidiaries organized outside the United States that invest directly or indirectly in, among other things, commodities or commodity-related investments. A Fund’s investment in any one subsidiary (or in two or more subsidiaries that are engaged in the same, similar or a related trade or business) is generally limited to 25% of the Fund’s total assets, and the value of such an investment may be adversely affected by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of commodities or commodity-related investments as well as by custody and transaction costs associated with a subsidiary’s investment in commodities or commodity-related investments. Investing in commodity-related investments through a subsidiary does not reduce the risks associated with investing in such investments. Any such subsidiary will not be registered under the 1940 Act, and will not be subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

A Fund may also directly or indirectly use commodity-related derivatives. The value of these derivatives may fluctuate more than the relevant underlying commodity, commodities or commodity index, particularly if the instruments involve leverage. The prices of energy, industrial metals, precious metals, agriculture, livestock, and other commodity-related investments may fluctuate widely due to factors such as changes in value, supply and demand, and governmental intervention or regulatory policies.

No active trading market may exist for certain commodity-related investments, which may impair the ability of a Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity-related investments.

Commercial Paper Risk

Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

Confidential Information Access Risk

In managing a Fund, the Adviser may seek to avoid the receipt of Confidential Information about the issuers of floating rate loans or other investments being considered for acquisition by a Fund or held in a Fund’s portfolio if the receipt of the Confidential Information would restrict one or more of the Adviser’s clients, including, potentially, a Fund, from trading in securities they hold or in which they may invest. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s loans or other securities. In circumstances when the Adviser declines to receive Confidential Information from these issuers, a Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments, and the Fund may not take advantage of investment opportunities that it otherwise might have if it had received such Confidential Information. Further, in situations when a Fund is asked, for example, to grant consents, waivers or amendments with respect to such investments, the Adviser’s ability to assess such consents, waivers and amendments may be compromised.

In certain circumstances, the Adviser may determine to receive Confidential Information, including on behalf of clients other than a Fund. Receipt of Confidential Information by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of a Fund, potentially for a substantial period of time. In certain situations, the Adviser may create information walls around persons (“walled-off personnel”) having access to the Confidential Information to limit the restrictions on others at the Adviser. Those measures could impair the ability of walled-off personnel to assist in managing a Fund.

Counterparty Risk

A Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) and other instruments entered into directly by a Fund or held by special purpose or structured vehicles in which a Fund invests. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in realizing on any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or recovering collateral that a Fund has provided to the counterparty and is entitled to recover. In addition, in the event of the bankruptcy or insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If a Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will likely be treated as a general creditor of such counterparty. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by U.S. financial reform legislation. Subject to certain limitations for U.S. federal income tax purposes, the Funds are not subject to any limit with respect to the number or the value of transactions they can enter into with a single counterparty.

The Funds may have to provide or may hold at various times significant amounts of collateral with respect to a single or a small number of counterparties. For example, Shiller Enhanced CAPE® has historically obtained exposure to the Index (as defined in the Fund’s prospectus) through swap transactions solely with Barclays Bank PLC and, recently, a small number of additional counterparties and may continue to do so for the foreseeable future. In addition, the Strategic Commodity Fund will likely seek to gain exposure to a basket or index of commodities through one or more swap transactions entered into by it with a single counterparty or a limited number of counterparties. If a Fund’s counterparties are unwilling or unable to make investments available at any time or to perform their obligations to a Fund, or perform its obligations in a way deemed reasonable by the Adviser, the Fund, the Fund’s performance, and the Fund’s ability to achieve its investment objective would be affected adversely. These risks will be more pronounced for DoubleLine Shiller Enhanced CAPE® and the Strategic Commodity Fund due to the limited number of counterparties used by those Funds.

Debt Securities Risks

Debt securities are subject to various risks including, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the risk that an issuer or counterparty will fail to pay its obligations to a Fund when they are due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade, which may have an indirect impact on the market price of securities. Ratings are only opinions of the agencies issuing them as to the likelihood of re-payment. They are not guarantees as to quality and they do not reflect market risk. If an issuer or counterparty fails to pay interest or otherwise fails to meet its obligations to a Fund, a Fund’s income might be reduced and the value of the investment might fall, and if an issuer or counterparty fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

Extension risk: refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest rate risk: refers to the risk that the values of debt instruments held by a Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates. As of the date of this Prospectus, interest rates in the U.S. are at or near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Prepayment Risk: Many types of debt securities, including floating rate loans and asset-backed securities, may reflect an interest in periodic payments made by borrowers. Although debt securities and other obligations typically mature after a specified period of time, borrowers may pay them off sooner. When a prepayment happens, all or a portion of the obligation will be prepaid. A borrower is more likely to prepay an obligation which bears a relatively high rate of interest. This means that in times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid and the Fund will probably be unable to reinvest those proceeds in an investment with as great a yield, causing the Fund’s yield to decline. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those investments at a premium, accelerated prepayments on those investments could cause a Fund to lose a portion of its principal investment and result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation, especially with respect to certain loans and asset-backed securities. The effect of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Defaulted Securities Risk

Defaulted securities risk refers to the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in emerging market countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives Risk

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser.

A Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may affect the amount, the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

A Fund may use derivatives to create investment leverage and the Fund’s use of derivatives may otherwise cause its portfolio to be leveraged. Leverage increases a Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When a Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, that Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment. When a Fund uses a derivative for hedging purposes, it is possible that the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of a Fund’s derivatives transactions and cause the Fund to lose value. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives, and adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

Emerging Market Country Risk

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in United U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Emerging market countries may have different clearance and settlement procedures than in the U.S., and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which a Fund invests and adversely affect the value of its investment portfolio.

Currencies of emerging market countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which portfolio securities are denominated will negatively impact the value of those securities. Emerging market countries have and may in the future impose capital controls, foreign currency controls and repatriation controls. In addition, some currency hedging techniques may be unavailable in emerging market countries, and the currencies of emerging market countries may experience greater volatility in exchange rates as compared to those of developed countries.

A Fund may invest in commodities or commodity-related investments that are found in or exported from emerging market countries or the values of which are affected significantly by economic or other conditions in emerging market countries.

Equity Issuer Risk

The market prices of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The values of equity securities may decline due to general market conditions that are not necessarily related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the values of equity securities may decline for a number of reasons that may relate directly to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than bonds and other debt securities, although under certain market conditions various fixed income investments may have comparable or greater price volatility. The values of equity securities paying dividends at high rates may be more sensitive to change in interest rates than are other equity securities.

Exchange-Traded Note Risk

Exchange-traded notes (“ETNs”) are securities whose returns are linked to the performance of a particular market benchmark, strategy, or reference asset minus applicable fees. ETNs may be traded on an exchange (for example, the NYSE). At maturity, the issuer is obligated to pay to the investor cash equal to the principal amount, subject to adjustment based on changes to a market benchmark, strategy, or reference asset factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating or a decline in its creditworthiness, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply, and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be times when an ETN trades at a premium or discount to its market benchmark, strategy, or reference asset.

Financial Services Risk

Investing in issuers in the financial services sector involves, among others, the following risks: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (v) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

Focused Investment Risk

A Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

To the extent a Fund invests in the securities of a limited number of issuers or assets related to particular commodities, it is particularly exposed to adverse developments affecting those issuers or commodities, and a decline in the market value of a particular security or commodity held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers or assets related to a broader group of commodities. In addition, the limited number of issuers or commodities to which a Fund may be exposed may provide the Fund exposure to substantially the same market, industry, sector, group of industries or sectors, country, region, group of countries, or asset class, which may increase the risk of loss as a result of focusing the Fund’s investments, as discussed above.

Foreign Currency Risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded and/or in which the Fund receives income, or currencies in which the Fund has taken an active investment position, will decline in value relative to other currencies. In the case of hedging positions, currency risk includes the risk that the currency a Fund is seeking exposure to will decline in value relative to the foreign currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

A Fund may use derivatives to acquire positions in currencies the values to which the Fund is exposed through its investments. This presents the risk that a Fund could lose money on its exposure to a particular currency and also lose money on the derivative. A Fund also may take overweighted or underweighted currency positions and/or hedge the currency exposure of the securities in which it has invested. As a result, a Fund’s currency exposure may differ (in some cases significantly) from the currency exposure of its investments and/or its benchmarks.

Foreign Investing Risk

Investments in foreign securities or in issuers with significant exposure to foreign markets may involve greater risks than investments in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing, and financial reporting standards. In addition, there may be limited information generally regarding factors affecting a particular foreign market, issuer, or security.

Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the United States and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading and custody practices abroad may offer less protection to investors such as the Funds. Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates with respect to the U.S. dollar or with respect to other foreign currencies or by unfavorable currency regulations imposed by foreign governments. If the Fund invests in securities issued by foreign issuers, the Fund may be subject to these risks even if all of the Fund’s investments are denominated in United States dollars. This risk may be heightened with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in United States dollars or other hard currencies.

High Yield Risk

Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for a Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Index Risk

There can be no assurance that Shiller Enhanced CAPE® or the Strategic Commodity Fund (for purposes of this risk consideration, each, a “Fund” and, together, the “Funds”) will achieve their respective investment objectives. Because an index used by the Funds may not be widely used and information regarding its components and/or its methodology may not generally be known to industry participants, it may be more difficult for the Funds to find willing counterparties to engage in total or excess return swaps or other derivative instruments based on the return of such index. The provider of an index may provide model portfolios of securities or commodities in the index to a Fund’s swap counterparties to facilitate the counterparties’ ability to provide swaps whose returns are based on the index. Because an index may be privately licensed from an index sponsor, not generally available for public use, or for other reasons, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement where returns are based on the index, especially if the provider of the index fails to provide the model portfolios referred to above. A Fund may only be able to enter into swap agreements whose returns are based on the return of an index, or a modified version of an index, with the sponsor of the index or a related person of the sponsor of the index. If any such swap agreements are not available for any reason, the Fund may have to invest in other derivative instruments, “baskets” of stocks or commodities, or individual securities or commodities in an attempt to replicate the performance of an index, whose performance may be significantly less correlated to the performance of the index and which, in the case of Shiller Enhanced CAPE®, would adversely affect that Fund’s ability to also invest in debt instruments in accordance with its principal investment strategies.

A Fund may remain invested in derivatives related to an index or the underlying components of an index even when the value of an index is declining or when the Fund’s Adviser believes the values of its component securities or commodities may be overvalued. Accordingly, a decline in the value of a relevant index used by a Fund should be expected to reduce the overall total return of the Funds. Also, a Fund’s performance could be lower than other types of funds that may actively allocate their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers or commodities. With respect to the portion of either Fund invested to earn a return that relates to the performance of an index, the Fund’s Adviser does not typically expect to use techniques or defensive strategies designed to lessen the effects of volatility in the value of the index or to reduce the impact of periods when the value of the index declines. Accordingly, a decline in the value of such index should be expected to reduce the overall total return of the Fund, potentially in an amount that exceeds the return, if any, earned on that Fund’s other investments (e.g., a portfolio of debt securities in the case of Shiller Enhanced CAPE®).

While index sponsors generally provide descriptions of what an index is designed to achieve, index providers do not generally provide any warranty or guarantee or accept any liability in relation to the quality, accuracy or completeness of data in respect of their indexes, and do not guarantee that the published indexes will be in line with their described index methodologies. The Funds and the Advisers similarly do not provide any warranty, guarantee or acceptance of liability for an index or the data used. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time, if at all. In addition, errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. These risks may be particularly prevalent where an index is less commonly used. For example, during a period where an index contains incorrect constituents or when an index provider reports incorrect information regarding index constituents, a Fund may have market exposure to investments that are not constituents of the index and may have underexposure to the index’s correct constituents. As such, errors may potentially result in a negative or positive performance impact to a Fund and its shareholders, and may prevent the Fund from achieving its investment objective. Further, apart from scheduled rebalances, index providers may carry out additional ad hoc rebalances to their underlying indexes in order, for example, to correct an error in the selection of index constituents. Where an index is rebalanced and a Fund in turn rebalances its portfolio to bring it in line with such index (i.e., to the extent the Fund is gaining its exposure to the index by investing directly in the constituent components of the index, such as through ETFs or other securities), any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and, by extension, its shareholders. Therefore, errors and additional ad hoc rebalances carried out by an index provider to an index may increase the costs and market exposure risk of the Funds.

In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are a number of factors which may prevent derivatives or other strategies used by a Fund from achieving a desired correlation with an index or a basket of commodities. These may include, but are not limited to (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns (see also “Note regarding Index-Based Swap” in this risk below); (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities, commodities and other assets held by a Fund and the determination of the net asset value of fund shares, including calculations of a Fund’s net asset value using fair value prices when the price of the index does not incorporate fair value prices; (iii) disruptions or illiquidity in the markets for derivative instruments, securities, or commodities in which a Fund invests; (iv) certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in an index, which could result in increased risks associated with leverage; (v) performance of derivatives related to an index utilized by a Fund may not correlate with the performance of the index and a Fund may incur other operating and investing expenses that are not applicable to the index or basket of commodities that the Fund is designed to track; (vi) Shiller Enhanced CAPE®’s overall performance may be adversely affect by the performance of its investments in debt instruments, (vii) a Fund having exposure to or holding less than all of the securities or commodities in the underlying index and/or having exposure to or holding securities or commodities not included in the underlying index; (viii) large or unexpected movements of assets into and out of a Fund (due to share purchases or redemptions, for example), potentially resulting in the Fund being over- or under-exposed to the index; (ix) the impact of accounting standards or changes thereto; (x) changes to the applicable index that are not disseminated in advance; (xi) a possible need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (xii) fluctuations in currency exchange rates.

Although a Fund’s Adviser may license from an index’s sponsor the right to use an index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the index will be maintained indefinitely or that the Fund will be able to continue to utilize the selected index to implement its principal investment strategies indefinitely. In addition, other events could result in the Fund no longer having the ability to utilize an index to implement its principal investment strategies (e.g., a Fund may no longer be able to create cost-effective synthetic investment exposure to an index to pursue all of its principal investment strategies). If a Fund selects and uses one or more other indices or other investments as part of its principal investment strategies, there can be no assurance that any substitute index, or basket of securities or commodities and other investments, selected will be similar to an index or basket previously used by a Fund or will perform in a manner similar to such index or basket. Unavailability of an index (or a similar index) could affect adversely the ability of the Fund to achieve its investment objectives or desired exposures. The manner in and extent to which a Fund gains exposure to an index may be limited by the Fund’s intention to qualify for treatment as a regulated investment company for U.S. federal income tax purposes and may bear on the Fund’s ability to so qualify.

With respect to the Strategic Commodity Fund, an index or basket of commodities may consist of futures contracts that are selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity. The Strategic Commodity Fund is subject to the risk that the historical behavior of the futures contracts comprising a basket or index of commodities may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.

The Strategic Commodity Fund expects to gain exposure to any commodities-related index it selects through investments in one or more wholly-owned subsidiaries.

To the extent the Strategic Commodity Fund invests in one or more baskets of commodities, including those administered or sponsored by third parties, the Fund may be subject to many or all of the risks described above with respect to its investments in an index.

Note regarding Index-Based Swaps. In cases where a Fund enters into a swap transaction or other transaction based on an index, the transaction pricing will typically reflect, among other things, compensation to the index sponsor for the use of the index sponsor’s intellectual property and/or index data (“Intellectual Property”) in connection with the transaction. These costs may be significant and will cause the return on the Fund’s investment in a swap transaction or other transaction based on the index to underperform the index. Barclays Bank PLC, the sponsor of the Shiller Barclays CAPE® US Sector TR USD Index, has agreed that it will not charge DoubleLine Shiller Enhanced CAPE®’s other swap counterparties more than 0.38% of the notional value of any swap transactions related to the Index, for the use of its Intellectual Property. Swap transactions entered into between the Fund and Barclays Bank PLC are not subject to a similar limitation. The terms of these transactions may change over time without notice to shareholders.

Inflation-Indexed Bond Risk

Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-indexed bond will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such bonds, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Infrastructure Sector Risk

The values of a Fund’s investment in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investments (“Infrastructure Investments”) may be entirely dependent upon the successful development, construction, maintenance, renovation, enhancement or operation of infrastructure assets or infrastructure-related projects. In the case of debt instruments or loans issued to finance (or refinance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets, a Fund may be entirely dependent on revenues or profits earned in respect of the infrastructure asset or project to receive the repayment of any principal and interest owed to it. Accordingly, a Fund has significant exposure to adverse economic, regulatory, political, legal, demographic, environmental and other developments affecting the success of the infrastructure assets or projects in which it directly or indirectly invests.

Infrastructure Investments are subject to a variety of risk factors that may adversely affect their success including significant use of leverage, high financing or interest costs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of similar services, unfavorable demographic trends, obsolescence of the related service or product it provides, cost over-runs, developmental delays, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, poor planning, unexpected maintenance capital expenditures, increased operating expenses, and other factors. Additionally, infrastructure-related projects may be subject to regulation by various governmental authorities, including with respect to the rates they can charge for their products or services, and can be significantly affected by government spending policies because infrastructure-related issuers may rely, to a significant extent, on U.S. and foreign government demand for their products and services.

Infrastructure Investments (and related infrastructure assets) may also be adversely affected by natural disasters, terrorism or other catastrophes, legal challenges due to environmental, operational or other issues, the imposition of special tariffs or changes in tax laws, changes in exchange rates or interest rates, changes in prices for competitive services, economic conditions, tax treatment, removal or diminution of governmental subsidies, additional regulation, governmental intervention, litigation, negative publicity and public perception and unfavorable events in the regions where assets are located (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). There is also the risk that corruption may negatively affect infrastructure projects and other infrastructure assets, especially in emerging markets, resulting in, among other things, delays and cost overruns. Infrastructure projects may face competition from government-sponsored projects, which could decrease the revenues generated from the asset or the number of available investment opportunities for a Fund.

A significant portion of the revenues of certain infrastructure assets or projects may be from one customer or a relatively small number of customers, including governmental entities and utilities. Accordingly, the values of certain Infrastructure Investments may be highly sensitive to the loss of one or more of those customers, and the loss of any single client may result in the issuer’s payment default.

A Fund may make investments in infrastructure assets or projects that have not yet completed the construction phases of their development and which are not yet generating cash or revenue. Unexpected delays in completion of the construction phase in relation to any such project, any “overrun” in the costs of construction or any construction or maintenance defect, may adversely affect the ability of the issuer of a Fund’s investments to service its debts. Any resulting default may adversely affect the value of a Fund’s investment.

A Fund may make investments from time to time in infrastructure loan assets which are held on existing lenders’ books, which means that a default by the counterparty may expose a Fund to losses regardless of the performance of the underlying projects or loans. The market for infrastructure bonds and loans is emerging but also rapidly developing, which means there may be fewer investment opportunities than other fixed-income sectors. There also may be fewer market participants willing to purchase infrastructure-related investments compared to other debt markets. Infrastructure assets and related investment opportunities may be more prevalent in developing or emerging markets, where certain of the risks described above, including the risk of default, may be heightened. See “—Emerging Market Country Risk.”

To the extent that there are environmental liabilities arising in the future in relation to any sites owned or used by an infrastructure company or project (including, for example, clean-up and remediation liabilities), a company may be required to contribute financially towards any such liabilities which in turn may increase its risk of defaulting and/or adversely affect the values of a Fund’s investments.

Some infrastructure-related projects may utilize relatively new or developing technologies and there may be issues in relation to those technologies that become apparent only in the future. Such issues may give rise to additional costs for the relevant issuer or project or may otherwise result in the financial performance of the infrastructure project being poorer than anticipated. This may adversely affect the values of a Fund’s investments. Additionally, technological advances in the future may reduce the competitive efficiency of existing or commissioned infrastructure projects, services, or networks.

Infrastructure assets, including investments related to infrastructure projects and infrastructure-related companies, may be more susceptible to adverse economic or regulatory occurrences and other specific risks affecting their industries, which may adversely affect the development and success of the infrastructure companies and projects related to assets in which a Fund invests; delay or limit repayment of the principal and interest payments on a borrower’s loans or other debt; adversely affect a Fund’s rights in collateral relating to a loan or other investment; or otherwise adversely affect the value of a Fund’s investments.

A Fund’s ability to recover in respect of a defaulted bond or loan may be limited. Some infrastructure-related debt instruments may not be secured by any assets and may not be supported by other credit enhancements. Where recourse to a guarantor, or other third party, or other assets exists, recovery on a defaulted bond or loan may require a Fund to incur significant costs and delay and/or require participation in restructuring or bankruptcy proceedings. In certain jurisdictions, a Fund may have limited or no rights in respect of such proceedings. In the case of a defaulted bond or loan, a Fund may determine to sell its investment or claim at a price substantially below what it might receive if it participated in a restructuring or bankruptcy proceeding for a variety of reasons, including to avoid incurring significant costs, delay or uncertainty, or because of the potentially adverse consequences that may occur if a Fund takes possession of certain types of assets.

In addition to the risks described above, each of which may adversely affect the values of a Fund’s investments, sector-specific risks may also adversely affect the values of a Fund’s investments. A summary of some of the principal sector-specific risks is included below. The inclusion of a specific risk below with respect to a specific sector does not mean that that risk does not also apply in respect of a Fund’s other investments:

Transportation. Transportation-related infrastructure assets may be adversely affected by, among other things, economic and market changes, fuel prices, labor relations, geo-political concerns and insurance costs. Transportation-related infrastructure assets and related businesses may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

Electric Utilities and Power. Deregulation may subject utility- and power-related infrastructure assets to greater competition and may adversely affect their performance. Assets in the utilities and/or power industries may have difficulty obtaining financing for large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility and power assets to operate profitably. Government regulators monitor and control utility and power revenues and costs, and therefore may limit utility-related profits. There is no assurance that regulatory authorities will grant rate increases in the future. Energy conservation and changes in climate or environmental policy may also have a significant adverse impact on the revenues and expenses of utility and power-related assets. Additionally, independent power producers (“IPP”) may face other risks such as but not limited to (i) market risks, (ii) project risks, and (iii) structural risk.

Energy. Energy-related infrastructure assets may be highly cyclical and highly dependent on energy prices. The success of such assets can be strongly affected by one or more of the following: the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances. Infrastructure assets and projects in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the revenue or earnings available to support the assets’ financing. Energy-related projects face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Assets involving pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Any such event could have serious consequences for the general population of the affected area. Energy-related projects can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy-related assets may have relatively high levels of debt and may be more likely to have to restructure their debt if there are downturns in energy markets or the economy as a whole.

Renewable Energy. Governments may provide a range of incentives and subsidies for specific types of assets, especially for renewable energy assets. Changes in the application of government policy in relation to the incentives and subsidies that they provide may have a material impact upon the profitability or viability of renewable-energy related infrastructure-related assets.

The generation of power from renewable energy sources tends to be reliant upon relatively recent technological developments (or the application thereof), and therefore unforeseen technical deficiencies with installations may occur. Moreover, the reliance of any renewable energy project, or group of projects, on a variable resource (for example, ambient light in the case of solar power projects, wind speed in the case of wind power projects and waste in the case of waste-to-energy projects) may affect the profitability of a site or sites. In addition, in the event of a failure of a utility or other private company contracted to purchase power produced by an installation or expiration of such a contract, in which the Fund has invested, difficulties may arise in contracting with a replacement power purchaser.

Communication Networks and Equipment. The telecommunications market is characterized by increasing competition and regulation by various regulatory authorities. Infrastructure assets in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain assets obsolete. Telecommunication-related infrastructure assets may depend on franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and increasing regulatory oversight, among other factors, has led to consolidation within the sector, which could lead to further regulation or other negative effects in the future. Various forms of cyber attack, the sophistication and lethality of which continues to evolve, threaten communication networks and could severely hamper any infrastructure project dependent upon communication networks and equipment.

Public and Social Infrastructure. Public and social infrastructure assets, such as hospitals, schools, government accommodations, and other public service facilities projects, may be subject to risks that include, but are not limited to, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of such services, uncertainties concerning costs, adverse political developments, and the level of government spending on infrastructure projects.

Metals and Mining. Investments in metals and mining related infrastructure assets may be speculative and subject to greater price volatility than investments in other types of companies. The performance of assets in this sector is related to, among other things, worldwide metal prices, and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time. Metals and mining assets may also be subject to the effects of competitive pressures in the metals and mining industry.

Industrial. Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile.

A Fund’s investments in Infrastructure Investments will expose it to the risks of investing in the global commodity markets and particular commodities, and the value of a Fund’s shares may be adversely affected by changes in the values of commodity prices, which can be extremely volatile and difficult to value. The values of commodities may be affected by a wide range of factors, including changes in overall market movements, speculative activity of other investors, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, economic or other sanctions, international regulatory, political, and economic developments (for example, regime changes and changes in economic activity levels), environmental issues or regulation, and developments affecting a particular sector, industry or commodity, such as drought, floods, or other weather conditions, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs and international economic, political and regulatory developments.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies, and other pooled investment vehicles, including any ETFs or money market funds, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. A Fund must pay its pro rata portion of an investment company’s or ETF’s fees and expenses, which may include performance fees that could be substantial (such as certain non-registered investment companies that may charge up to 20% or more of the gains on a Fund’s investments). An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of a closed-end investment company or ETF may expose a Fund to risks associated with leverage and may trade at a premium or discount to the NAV of the closed-end fund’s or the ETF’s portfolio securities depending on a variety of factors, including market supply and demand. Money market mutual funds in which a Fund may invest are subject to Rule 2a-7 of the 1940 Act, and invest in a variety of short-term, high quality, dollar-denominated money market instruments. Money market funds are not designed to offer capital appreciation. Effective October 14, 2016, amendments to money market fund regulations could affect a money market fund’s operations and possibly negatively affect its return. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums, which may adversely affect the Fund’s returns or liquidity. Due to its own financial interest or other business considerations, the Adviser may choose to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit a Fund’s ability to invest in other investment companies.

Large Shareholder Risk

Certain account holders, including the Adviser or funds or accounts over which the Adviser (or a related party of the Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. For example, the Adviser currently provides asset allocation investment advice, including recommending the purchase and/or sale of shares of the Funds, to a number of large investors, and a significant percentage of the DoubleLine Multi-Asset Growth Fund’s shares are currently held by such investors. The Funds are subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the Adviser (or a related party of the Adviser), will adversely affect a Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Leveraging Risk

Certain transactions, including, for example, when-issued, delayed-delivery, and forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, a Fund may achieve investment leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to a Fund. There is risk of loss in excess of invested capital. The types of derivative instruments a Fund may use to obtain leverage may require the Fund to make payments to one or more counterparties from time to time and may adversely affect such Fund’s ability to manage the other portions of the Fund’s investment portfolio. It may also require a Fund to liquidate its other holdings at disadvantageous times and prices.

The Funds, including the Global Bond Fund and the Strategic Commodity Fund may use or create investment leverage in seeking to achieve their respective investment objectives. In addition, DoubleLine Shiller Enhanced CAPE® will normally use derivatives to obtain investment exposure to the Shiller Barclays CAPE® US Sector TR USD Index with a notional investment exposure up to the value of DoubleLine Shiller Enhanced CAPE®’s assets while also holding a portfolio of debt instruments also with an investment exposure in an amount potentially up to the value of DoubleLine Shiller Enhanced CAPE®’s assets. The Strategic Commodity Fund may use investment leverage to obtain exposure to a basket or index of commodities and/or to other commodities while it also holds other investments, such as fixed income instruments. These Funds may lose money on investments intended to achieve performance similar to a basket or an index and, at the same time, may lose money on their other investments.

Limited Operating History Risk

Certain Funds are newly or recently formed and have a limited operating history for investors to evaluate. Such Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Funds fail to achieve sufficient scale, they may be liquidated.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund‘s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold or closed out, a Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund‘s performance. It is possible that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment or that the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund‘s NAV. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund‘s redemption obligations for a substantial period of time. If another fund or investment pool in which a Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as lock-up periods implemented by private funds, a Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions (e.g., if interest rates rise or fall significantly, if there is significant inflation or deflation, increased selling of debt securities generally across other funds, pools and accounts, changes in investor perception, or changes in government intervention in the financial markets) independent of any specific adverse changes in the conditions of a particular issuer. In such cases, shares of the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or the Fund may be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for a Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Bond markets have consistently grown over the past three decades while the growth of capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service).

The interest rates on floating rate loans typically adjust only periodically. Accordingly, adjustments in the interest rate payable under a loan may trail prevailing interest rates significantly, especially if there are limitations placed on the amount the interest rate on a loan may adjust in a given period. Certain floating rate loans have a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level. When interest rates are low, this feature could result in the interest rates of those loans becoming fixed at the applicable minimum level until interest rates rise above that level. Although this feature is intended to result in these loans yielding more than they otherwise would when interest rates are low, the feature might also result in the prices of these loans becoming more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level.

In addition, investments in loans may be difficult to value and may be illiquid. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of the borrower related to a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may increase the expenses of a Fund or cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s NAV.

Opportunities to invest in loans or certain types of loans, such as senior loans, may be limited. Alternative investments may provide lower yields and may, in a Fund’s Adviser’s view, offer less attractive investment characteristics. The limited availability of loans may be due to a number of reasons, including that direct lenders may allocate only a small number of loans to new investors, including the Funds. There also may be fewer loans made or available that the Adviser considers to be attractive investment opportunities, particularly during economic downturns. Also, lenders or agents may have an incentive to market only the least desirable loans to investors such as the Funds. If the market demand for loans increases, the availably of loans for purchase and the interest paid by borrowers may decrease.

Additional risks of investments in loans may include:

Agent/Intermediary Risk. If a Fund holds a loan through another financial intermediary, as is the case with a participation, or relies on another financial intermediary to administer the loan, as is the case with most multi-lender facilities, the Fund’s receipt of principal and interest on the loan and the value of the Fund’s loan investment will depend at least in part on the credit standing of the financial intermediary and therefore will be subject to the credit risk of the intermediary. The Fund will be required to rely upon the financial intermediary from which it purchases a participation interest to collect and pass on to the Fund such payments and to enforce the Fund’s rights and may not be able to cause the financial intermediary to take what it considers to be appropriate action. As a result, an insolvency, bankruptcy or reorganization of the financial intermediary may delay or prevent the Fund from receiving principal, interest and other amounts with respect to the Fund’s interest in the loan. In addition, if a Fund relies on a financial intermediary to administer a loan, the Fund is subject to the risk that the financial intermediary may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

Collateral Impairment Risk. The terms of certain loans in which a Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after a Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, a Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase a Fund’s operating expenses and decrease its NAV.

Equity Securities and Warrants. The acquisition of equity securities may generally be incidental to a Fund’s purchase of a loan. A Fund may acquire equity securities as part of an instrument combining a loan and equity securities of a borrower or its affiliates. A Fund also may acquire equity securities issued in exchange for a loan or in connection with the default and/or restructuring of a loan, including subordinated and unsecured loans, and high-yield securities. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Equity securities are subject to market risks and the risks of changes to the financial condition of the issuer, and fluctuations in value.

Highly Leveraged Transactions. A Fund may invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit and liquidity risks than other types of loans. If a Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.

Stressed, Distressed or Defaulted Borrowers. A Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. These loans are subject to greater credit and liquidity risks than other types of loans. In addition, a Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect a Fund’s rights in collateral relating to a loan. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to a Fund. For example:

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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.

•	A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.

•	The court might discharge the amount of the loan that exceeds the value of the collateral.

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The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law, decreasing, potentially significantly, the likelihood of any recovery on the Fund’s investment.

Limited Information Risk. Because there is limited public information available regarding loan investments, a Fund’s investments in such instruments are particularly dependent on the analytical abilities of the Fund’s portfolio managers.

Interest Rate Benchmarks. Interest rates on loans typically adjust periodically often based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).

The interest rate on Prime Rate-based loans floats daily as the Prime Rate changes, while the interest rate on LIBOR based loans is reset periodically, typically between 30 days and one year. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year or longer. Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in a Fund’s NAV as a result of changes in interest rates.

Certain loans may permit the borrower to change the base lending rate during the term of the loan. In recent years, the differential between the lower LIBOR base rates and the higher Prime Rate base rates prevailing in the commercial bank markets has widened to the point that the payments paid by borrowers with LIBOR based interest rates do not currently compensate for the differential between the Prime Rate and the LIBOR base rates. Consequently, borrowers have increasingly selected the LIBOR-based pricing option, resulting in a yield on loans that is consistently lower than the yield available from the Prime Rate-based pricing option. If this trend continues, it may significantly limit the ability of a Fund to achieve a net return to shareholders that approximates the average published Prime Rate of leading U.S. banks. The Adviser cannot predict whether this trend will continue.

Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.

Senior Loan and Subordination Risk. In addition to the risks typically associated with debt securities and loans generally, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

A Fund’s investments in senior loans may be collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) security interests in shares of stock of the borrower or its subsidiaries or affiliates. In the case of loans to a non-public company, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets they own. However, the value of the collateral may decline after a Fund buys the senior loan, particularly if the collateral consists of equity securities of the borrower or its affiliates. If a borrower defaults, insolvency laws may limit a Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the collateral securing the senior loan is invalid or require the borrower to use the collateral to pay other outstanding obligations. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

If a borrower defaults on a collateralized senior loan, a Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the senior loan. Those assets may be illiquid, and a Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. A Fund might hold those assets until the Adviser determined it was appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient to protect a Fund in the event of a default of scheduled interest or principal payments.

A Fund can invest in senior loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans typically present greater risks than collateralized senior loans.

Due to restrictions on transfers in loan agreements and the nature of the private syndication of senior loans including, for example, the lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. Some senior loans and other Fund investments are illiquid, which may make it difficult for a Fund to value them or dispose of them at an acceptable price. Direct investments in senior loans and investments in participation interests in or assignments of senior loans may be limited.

Settlement Risk. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.

A Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

For more information on lending risks specific to investments in infrastructure-related assets, please refer to “—Infrastructure Sector Risk” above.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories — large, medium and small. A Fund that invests substantially in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Funds may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. For example, in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Steps by those regulators, including, for example, steps to curtail or taper such activities, could have a material adverse effect on prices for a Fund’s portfolio of investments and on the management of the Funds. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Funds or the Adviser are regulated. Such legislation, regulation, or other government action could limit or preclude a Fund’s ability to achieve its investment objective and affect the Fund’s performance.

Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries.

Continuing uncertainty as to the status of the Euro and the European Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. In June 2016, the United Kingdom approved a referendum to leave the EU. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. As and to the extent the United Kingdom negotiates its exit from the EU and makes various decisions regarding its post EU-status over the next two years, as governed by the Treaty of Lisbon, markets may be further disrupted at various times given the uncertainty surrounding the country’s trade, financial, and other arrangements.

A Fund may continue to accept new subscriptions and to make additional investments in instruments in accordance with the Fund’s principal investment strategies to strive to meet the Fund’s investment objectives under all types of market conditions, including unfavorable market conditions.

Mortgage-Backed Securities Risk

Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Funds also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally increased in the last decade and potentially could begin to increase again. A decline in or flattening of housing values (as has been experienced in recent years and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans may be more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage-related securities has resulted and may continue to result in limited new issuances of mortgage-related securities and limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and limit the availability of attractive investment opportunities for a Fund. It is possible that such limited liquidity in secondary markets could continue or worsen.

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

The U. S. Government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally and markets generally. In addition, there may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Funds’ assets.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation. This is known as prepayment risk. Mortgage-backed securities also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that a Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.

CMOs and other mortgage-backed securities may be structured similarly to CDOs and may be subject to similar risks. See “—Collateralized Debt Obligations Risk “ in the SAI for more information. For example, the cash flows from a CMO trust may be split into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity or “first loss” tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. Interest holders in senior tranches are entitled to the lowest interest rates but are generally safer investments than more junior tranches because, should there be any default, senior tranches are typically paid first. The most junior tranches, such as equity tranches, typically are due to be paid the highest interest rates but suffer the highest risk of loss should the holder of an underlying mortgage loan default. If some loans default and the cash collected by the CMO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed security into which that loan has been bundled.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class). The yield to maturity (the expected rate of return on a bond if held until the end of its lifetime) on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully, or at all, its initial investment in these securities. PO class securities tend to decline in value if prepayments are slower than anticipated.

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose a Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters and similar instruments will typically bear an inverse relationship to short-term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. Inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short-term interest rate). The leverage inherent in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters and similar instruments that have mortgage-backed securities underlying them will expose a Fund to the risks associated with those mortgage-backed securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying mortgage-backed securities.

Mortgage-backed securities are a type of asset-backed security and therefore are subject to the risks described above under “Asset-Backed Security Investment Risk.”

Municipal Bond Risk

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than its investments in other types of bonds. The secondary market for municipal bonds also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

A Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.

A Fund may invest in taxable municipal bonds, such as Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorized state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. A Fund’s investments in Build America Bonds or similar taxable municipal bonds will result in taxable income and the Fund may elect to pass through to Fund shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Taxable municipal bonds involve similar risks as tax-exempt municipal bonds, including credit and market risk.

Non-Diversification Risk

A non-diversified Fund may invest its assets in a smaller number of issuers or commodities than may a diversified mutual fund. A non-diversified Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers or commodities. A decline in the market value of one of a non-diversified Fund’s investments may affect the Fund’s value more than if the Fund were a diversified fund.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, securities, or other investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the investments a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Portfolio Turnover Risk

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as portfolio turnover. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxable to shareholders at ordinary income rates). Such costs are not reflected in a Fund’s Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing the Fund’s investment return. A Fund and its shareholders will also share in the costs and tax effects of portfolio turnover in any underlying funds in which a Fund invests.

Preferred Securities Risk

In addition to many of the risks associated with both fixed income securities (e.g., interest rate risk and credit risk) and common shares or other equity securities (e.g., market risk, equity issuer risk), preferred securities are also subject to deferral risk. Preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for an extended period. Preferred securities also may contain provisions that allow an issuer, under certain conditions, to skip (in the case of noncumulative preferred securities) or defer (in the case of cumulative preferred securities), dividend payments. If a Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred stock in some instances is convertible into common shares or other securities.

Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, a Fund may not be able to reinvest the proceeds at comparable or favorable rates of return.

Preferred securities typically do not provide any voting rights, except in cases in which dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities.

Price Volatility Risk

The value of a Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. Different parts of the market and different types of securities can react differently to political or economic or other developments. Issuer, political or economic developments can affect a single issuer, multiple issuers within an industry or economic sector or geographic region or market as a whole. Prices of some securities tend to be more volatile in the short-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of the Fund’s portfolio.

Privately-Held Companies and Private Funds Risk

Investments in privately-held companies and private funds may present greater opportunity for growth, but there are significant risks associated with these investments. Many privately-held companies and the companies in which private funds invest may be smaller firms with less experienced management, limited product lines, undeveloped markets, limited financial resources, and a limited or no history of profits. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.

In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. Since privately-held companies do not file periodic reports with the SEC, there is less publicly available information about them than about other companies.

A Fund may invest in privately-held companies and private funds that have already received funding from other sources. There may be significant competition for these types of investments, and the economic terms that a Fund would obtain from these companies and private funds may be less favorable than if a Fund had invested earlier. Moreover, a Fund’s ability to realize value from an investment in a privately-held company (or a private fund’s investment in a privately-held company) may be dependent upon the successful completion of the company’s IPO or the sale of the company to another company, which may not occur, if at all, for an extended period of time.

Privately-held companies and private funds are typically illiquid and a Fund may only be able to sell its holding in a privately-held company or private fund, if at all, at a price significantly below what the Adviser believes is its intrinsic value.

Real Estate Risk

The value of a Fund’s portfolio could change in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.

Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow.

Reliance on the Adviser

A Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio manager of a Fund may have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar, the past experience of the portfolio managers, including with other strategies and funds, does not guarantee future results for a Fund.

Restricted Securities Risk

A Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Securities or Sector Selection Risk

The risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of a portfolio manager’s choice of securities or sectors for investment. To the extent a Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

Short Position Risk

A Fund may borrow an instrument from a broker or other institution and sell it to establish a short position in the instrument. A Fund may also enter into a derivative transaction in order to establish a short position with respect to a reference asset. A Fund may make a profit or incur a loss depending upon whether the market price of the instrument or the value of the position decreases or increases between the date the Fund established the short position and the date on which the Fund must replace the borrowed instrument or otherwise close out the transaction. An increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to a Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. The loss to a Fund from a short position is potentially unlimited.

Sovereign Debt Obligations Risk

Investments in countries’ government debt obligations involve special risks. Certain countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation and, in the case of a government debtor, the extent of its foreign currency reserves or its inability to sufficiently manage fluctuations in relative currency valuations, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy towards principal international lenders such as the International Monetary Fund and the political and social constraints to which a government debtor may be subject. Government debtors may default on their debt and also may be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.

Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to service its debts on a timely basis. Holders of government debt, including a Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited (or no) legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of more senior fixed income securities, such as commercial bank debt, will not contest payments to the holders of other foreign government debt securities in the event of default under their commercial bank loan agreements. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements, and obtaining new credit to finance interest payments. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign government debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect a Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Structured Products and Structured Notes Risk

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions.

The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. A Fund generally has the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured products include, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes.

Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors”. These factors may include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. In the case of structured notes where the reference instrument is a debt instrument, such as credit-linked notes, the Fund will be subject to the credit risk of the issuer of the reference instrument and the issuer of the structured note.

Tax Risk

In order to qualify as a regulated investment company under the Code, a Fund must meet requirements including regarding the source of its income. (See “Taxes” below for a more detailed discussion.) Income from certain commodity-linked instruments and from direct investments in commodities does not constitute income that meets the qualification requirements for a regulated investment company under the Code (“qualifying income”). The tax treatment of certain other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income. Generally, any income a Fund derives from investments in instruments that do not generate qualifying income, including commodity-linked swaps and certain other commodity-linked derivatives, must be limited to a maximum of 10% of the Fund’s annual gross income. Certain ETFs and other investment pools in which a Fund may invest might not generate qualifying income, and it may be difficult for the Fund to determine in advance the amount of non-qualifying income that would be generated by such investments. The Multi-Asset Growth Fund has obtained a private letter ruling from the Internal Revenue Service (“IRS”) confirming that the income and gain earned through a wholly-owned subsidiary that invests in certain types of commodity-linked derivatives constitute qualifying income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year, unless it is eligible to and does pay a tax at the Fund level.

The Strategic Commodity Fund generally intends to gain exposure to commodities through direct investments that it believes give rise to qualifying income or indirectly through its investment in a subsidiary in a manner that gives rise to qualifying income. The Fund must limit its investment in a subsidiary to no more than 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year in order to meet an asset diversification requirement applicable to regulated investment companies.

If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

U.S. Government Securities Risk

Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

The events surrounding the U.S. federal government debt ceiling and any resulting agreement could adversely affect a Fund’s ability to achieve its investment objectives. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. The downgrade by S&P and other future downgrades could increase volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse effects on the economy generally and could result in significant adverse impacts on issuers of securities held by a Fund and the Fund itself. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on a Fund’s portfolio. The Adviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

In recent periods, the values of U.S. Government securities have been affected substantially by increased demand for them around the world. Changes in the demand for U.S. Government securities may occur at any time and may result in increased volatility in the values of those securities.

Temporary Defensive Strategies

When attempting to respond to adverse market, economic, political, or other conditions, a Fund may take temporary defensive positions that may be inconsistent (including materially inconsistent) with such Fund’s principal investment strategies. The Adviser then may, but is not required to, temporarily use alternative strategies that are mainly designed to limit the Fund’s exposure to such adverse conditions under the circumstances. In implementing these strategies, a Fund may invest primarily in, among other things, U.S. Government and agency obligations, fixed or floating rate investments, derivative instruments, cash or money market instruments (including, money market funds), or any other securities or instruments that the portfolio manager(s) considers consistent with such defensive strategies or deemed consistent with the then existing market conditions. By way of example, a Fund may hold a higher than normal proportion of its assets in cash in times of extreme market stress. During such periods, a Fund may not achieve its investment objective.

Portfolio Holdings Information

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of each Fund’s portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI, annual report, semi-annual report, and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov.

Management of the Funds

Investment Advisers

The investment adviser for each Fund other than the Strategic Commodity Fund is DoubleLine Capital LP, and the investment adviser for the Strategic Commodity Fund is DoubleLine Commodity LP, each of which is headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Advisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Advisers have been investment advisers to the applicable Funds since the inception of each Fund. The Advisers manage the investment portfolios and business affairs of the Funds pursuant to Investment Management Agreements between each Fund and its Adviser.

DoubleLine Capital was co-founded by Jeffrey E. Gundlach and Philip A. Barach in December 2009. Mr. Gundlach serves as the Chief Executive Officer and Chief Investment Officer of DoubleLine Capital. Mr. Barach serves as President of DoubleLine Capital.

DoubleLine Commodity was founded in 2015. Jeffrey Sherman serves as the President of DoubleLine Commodity.

As of June 30, 2016, DoubleLine Capital had approximately $103 billion of assets under management, and DoubleLine Commodity had approximately $35 million of assets under management.

Portfolio Managers

The following individuals serve as portfolio managers and are together primarily responsible for the day-to-day management of the Funds’ portfolios as indicated below. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation, and the portfolio managers’ ownership of shares of the Fund(s) they manage. The performance information shown in the “Performance” section of each Fund Summary reflects the Fund’s performance of the portfolio management team that was in place during the periods shown. The composition of the portfolio management team, including individual portfolio managers, may change over time.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Jeffrey E. Gundlach

DoubleLine Total Return Bond Fund

(since inception 2010)

DoubleLine Core Fixed Income Fund

(since inception 2010)

DoubleLine Multi-Asset Growth Fund (since inception 2010)

DoubleLine Shiller Enhanced CAPE®

(since inception 2013)

DoubleLine Flexible Income Fund

(since inception 2014)

DoubleLine Long Duration Total Return Bond Fund

(since inception 2014)

DoubleLine Global Bond Fund

(since inception 2015)

Mr. Gundlach is the founder and Chief Executive Officer (CEO) of the Adviser and is Chief Investment Officer (CIO) of DoubleLine Capital. Mr. Gundlach has been CEO and CIO of DoubleLine Capital since its inception in December 2009.

Philip A. Barach	DoubleLine Total Return Bond Fund (since inception 2010) DoubleLine Low Duration Bond Fund (since inception 2011)	Mr. Barach is a co-founder and has been President of DoubleLine Capital since its inception in 2009.

Luz M. Padilla

DoubleLine Emerging Markets Fixed Income Fund

(since inception 2010)

DoubleLine Low Duration Bond Fund (since inception 2011)

DoubleLine Low Duration Emerging Markets Fixed Income Fund

(since inception 2014)

Ms. Padilla joined DoubleLine Capital in 2009 as the Director of the Emerging Markets Group and is its lead Portfolio Manager.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Jeffrey Lee	DoubleLine Ultra Short Bond Fund (since inception 2016)	Mr. Lee joined DoubleLine Capital’s Global Developed Credit Group in 2012 as a corporate credit analyst and was named a Portfolio Manager in 2016. Prior to joining DoubleLine Capital, he was at Trust Company of the West for 17 years, which included 5 years as a corporate credit analyst and 5 years as a Money Market trader. He also held roles as an Economic Analyst and Fund Accountant.

Samuel Garza	DoubleLine Multi-Asset Growth Fund (since inception 2010)	Mr. Garza has been a Portfolio Manager of DoubleLine Capital since its inception in December 2009.

Jeffrey J. Sherman

DoubleLine Multi-Asset Growth Fund

(since inception 2010)

DoubleLine Shiller Enhanced CAPE®

(since inception 2013)

DoubleLine Strategic Commodity Fund

(since inception 2015)

DoubleLine Core Fixed Income Fund

(since September 2016)

DoubleLine Flexible Income Fund

(since September 2016)

Mr. Sherman was named as DoubleLine’s Deputy Chief Investment Officer in June 2016. He has been a Portfolio Manager of DoubleLine Capital since September 2010. He has been President of DoubleLine Commodity since April 2015.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Robert Cohen	DoubleLine Floating Rate Fund (since inception 2013)	Mr. Cohen was named as DoubleLine’s Director of Global Developed Credit in September 2016. He has been a Portfolio Manager of DoubleLine Capital since July 2012. Prior to DoubleLine Capital, he was a Senior Credit Analyst at West Gate Horizons Advisors (and its predecessor entity, ING Capital Advisors) since 2001.

Mark W. Christensen	DoubleLine Low Duration Emerging Markets Fixed Income Fund (since inception 2014) DoubleLine Emerging Markets Fixed Income Fund (since December 2015)	Mr. Christensen joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst.

Su Fei Koo	DoubleLine Low Duration Emerging Markets Fixed Income Fund (since inception 2014) DoubleLine Emerging Markets Fixed Income Fund (since December 2015)	Ms. Koo joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Vitaliy Liberman	DoubleLine Long Duration Total Return Bond Fund (since inception 2014)	Mr. Liberman joined DoubleLine in 2009 as part of the portfolio management and trading team specializing in trading mortgages and mortgage credit securities and has served as a Portfolio Manager since April 2010. Mr. Liberman graduated from the California State University at Northridge earning both a BS and an MS in Applied Mathematics. He is a CFA charterholder.

Damien Contes	DoubleLine Infrastructure Income Fund (since inception 2016)	Mr. Contes is a Global Infrastructure Investments portfolio manager. He joined DoubleLine Capital in 2013 as a member of the Emerging Markets Fixed Income group focusing on transportation and energy sectors. Prior to joining DoubleLine Capital, he was a member of the investment team at ICE Canyon, LLC for six years.

Andrew Hsu	DoubleLine Infrastructure Income Fund (since inception 2016)	Mr. Hsu is a Global Infrastructure Investments portfolio manager. He has been a member of the investment team at DoubleLine Capital since 2009 focusing on structured products.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
William Campbell	DoubleLine Global Bond Fund (since July 2016)	Mr. Campbell joined DoubleLine in 2013 as an Emerging Markets sovereign analyst. He covers Developed Markets, Central & Eastern Europe, Middle East and Africa (CEEMEA), and China. Prior to joining DoubleLine, Mr. Campbell worked for Peridiem Global Investors as a Global Fixed Income Research Analyst and Portfolio Manager beginning in March 2011. Mr. Campbell received his BS in Business Economics and International Business, as well as his BA in English, from Pennsylvania State University. He received his MA in Mathematics, with a focus on Mathematical Finance, from Boston University.

Valerie Ho	DoubleLine Global Bond Fund (since July 2016)	Ms. Ho joined DoubleLine in 2009 as an Emerging Markets sovereign analyst. She covers Latin America and Emerging Asia excluding China. She holds a BS in Mathematics/Economics, and a Specialization in Computer Programming from University of California at Los Angeles. She is a CFA charterholder.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Monica Erickson	DoubleLine Ultra Short Bond Fund (since September 2016)	Ms. Erickson joined DoubleLine’s Global Developed Credit Group in 2009. She is a portfolio manager and also serves as a senior credit analyst within the group. She also participates on the Fixed Income Asset Allocation committee.

Advisory Agreements

The Trust and DoubleLine Capital have entered into an Investment Advisory and Management Agreement in respect of each Fund other than the Strategic Commodity Fund, and the Trust and DoubleLine Commodity have entered into an Investment Advisory and Management Agreement in respect of the Strategic Commodity Fund (collectively, the “Advisory Agreements”), under the terms of which the Funds have employed the Advisers to manage the investment of the assets of the Funds, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to the oversight of the Board of Trustees.

Under the Advisory Agreements, the Funds pay to the Advisers as compensation for the services rendered, facilities furnished, and expenses paid by it, fees at the following annual rates:

Fund[1]	Contractual Annual Management Fee Rate (As a Percentage of the Fund’s Average Daily Net Asset Value)	Actual Management Fee Paid for the Fiscal Year Ended March 31, 2016 (As a Percentage of the Fund’s Average Daily Net Asset Value)
DoubleLine Total Return Bond Fund	0.40%	0.40%
DoubleLine Core Fixed Income Fund	0.40%	0.39%[2]
DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.75%

Fund[1]	Contractual Annual Management Fee Rate (As a Percentage of the Fund’s Average Daily Net Asset Value)	Actual Management Fee Paid for the Fiscal Year Ended March 31, 2016 (As a Percentage of the Fund’s Average Daily Net Asset Value)
DoubleLine Low Duration Bond Fund	0.35%	0.35%[2]
DoubleLine Floating Rate Fund	0.50%	0.50%
DoubleLine Flexible Income Fund	0.62%	0.53%[2]
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.25%
DoubleLine Long Duration Total Return Bond Fund	0.50%	0.31%
DoubleLine Global Bond Fund	0.50%	0.00%
DoubleLine Ultra Short Bond Fund	0.20%	N/A
DoubleLine Infrastructure Income Fund	0.50%	N/A
DoubleLine Multi-Asset Growth Fund	1.00%	0.82%[2]
DoubleLine Strategic Commodity Fund	0.90%	0.00%
DoubleLine Shiller Enhanced CAPE®	0.45%	0.45%

[1]

DoubleLine Strategic Commodity Fund commenced operations on May 18, 2015. DoubleLine Global Bond Fund commenced operations on December 17, 2015. DoubleLine Infrastructure Income Fund commenced operations on April 1, 2016. DoubleLine Ultra Short Bond Fund commenced operations on June 30, 2016.

[2]	Includes advisory fee waivers made with respect to investments in other investment vehicles sponsored by an Adviser and not subject to recoupment.

The Advisers have agreed to waive their investment advisory fees and to reimburse other ordinary operating expenses of each Fund listed below, as applicable, to the extent necessary to limit the ordinary operating expenses of the each class of the Fund’s shares to an amount not to exceed the following annual rates (based on each share class’s average daily net assets):

Fund	Class A	Class C	Class I	Class N
DoubleLine Emerging Markets Fixed Income Fund	N/A	N/A	0.95%	1.20%
DoubleLine Low Duration Bond Fund	N/A	N/A	0.47%	0.72%
DoubleLine Floating Rate Fund	N/A	N/A	0.75%	1.00%
DoubleLine Flexible Income Fund	N/A	N/A	0.82%	1.07%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	N/A	N/A	0.59%	0.84%
DoubleLine Long Duration Total Return Bond Fund	N/A	N/A	0.65%	0.90%
DoubleLine Global Bond Fund	N/A	N/A	0.70%	0.95%
DoubleLine Ultra Short Bond Fund	N/A	N/A	0.35%	0.60%
DoubleLine Infrastructure Income Fund	N/A	N/A	0.65%	0.90%
DoubleLine Multi-Asset Growth Fund	1.45%	2.20%	1.20%	1.45%
DoubleLine Strategic Commodity Fund	N/A	N/A	1.10%	1.35%
DoubleLine Shiller Enhanced CAPE®	N/A	N/A	0.65%	0.90%

Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired

Fund Fees and Expenses, and any extraordinary expenses. The expense limitations described in the table above are expected to apply until at least July 31, 2017, for each Fund other than DoubleLine Infrastructure Income Fund and DoubleLine Ultra Short Bond Fund, and until April 1, 2018 for DoubleLine Infrastructure Income Fund and June 29, 2018 for DoubleLine Ultra Short Bond Fund, and may only be terminated sooner by vote of a Fund’s Board of Trustees at any time.

Fees waived or expenses reimbursed by an Adviser may be recouped from a Fund in the three fiscal years following the fiscal year in which the fees were waived or expenses reimbursed. Any such waiver or reimbursement is subject to the review of the Fund’s Board of Trustees and may not cause a Fund’s ordinary operating expenses to exceed the Fund’s expense limitation that was in place when the fees were waived or expenses reimbursed. Further information about fees recouped and fees subject to potential recoupment may be found in the SAI.

When a Fund invests in other DoubleLine funds, the Fund’s Adviser will waive its advisory fees in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreements with respect to the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, the DoubleLine Low Duration Bond Fund, the DoubleLine Floating Rate Fund, the DoubleLine Flexible Income Fund, the DoubleLine Low Duration Emerging Markets Fixed Income Fund, the DoubleLine Long Duration Total Return Bond Fund, the DoubleLine Global Bond Fund, the DoubleLine Multi-Asset Growth Fund, and the DoubleLine Shiller Enhanced CAPE® is contained in those Funds’ annual reports to shareholders for the period ended March 31, 2016. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreements with respect to the DoubleLine Ultra Short Bond Fund and the DoubleLine Infrastructure Income Fund will be contained in those Funds’ semi-annual reports to shareholders for the period ended September 30, 2016. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to the Strategic Commodity Fund is contained in that Fund’s semi-annual report to shareholders for the period ending September 30, 2015.

The Advisory Agreements provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisers, or reckless disregard of its obligations and duties under the Advisory

Agreements, the Advisers, including their officers, directors, and partners, shall not be subject to any liability to the Trust or any Fund, or to any shareholder, officer, director, partner, or Trustee thereof, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreements.

DoubleLine Commodity has entered into a license agreement with the Morgan Stanley Index Sponsor that permits, among other things, the Adviser to use the Morgan Stanley Index in managing the Strategic Commodity Fund’s portfolio and to enter into derivative transactions tied or related to the Morgan Stanley Index. Pursuant to the license agreement, the Adviser (and not the Fund) has agreed to pay the Morgan Stanley Index Sponsor a license fee based on the Fund’s average daily net assets.

Additional Information

The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of a Fund. Neither this prospectus, the SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Share Class Features

Types of Shares Available

DoubleLine Multi-Asset Growth Fund offers Class A, Class C, Class I, and Class N shares. All other Funds offered in this Prospectus currently only offer Class I and Class N shares. You should consider carefully and consult your financial intermediary regarding whether you may be eligible to purchase any of these share classes. Expenses and sales loads vary among the classes. Class I shares are available directly from each Fund or through certain financial intermediaries. Classes A, C, and N shares are only available through certain financial intermediaries. You should consider carefully, and ask your financial intermediary about, the amount of any sales load or 12b-1 fee that will apply to your investment in a Fund and whether you would pay a lower sales load or 12b-1 fee if you were to purchase shares of another share class or if you were to purchase shares of the Fund through a different platform or intermediary. A Fund, at its discretion, reserves the right to waive sales loads, if applicable, for trades made by certain financial intermediaries, such as broker-dealers and registered investment advisers, for their personal accounts. The information provided in this section regarding sales loads and programs to reduce the sales load you may pay in connection with the purchase of Class A and C shares of the DoubleLine Multi-Asset Growth Fund can also be found, free of charge, on the Fund’s website at www.doublelinefunds.com.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly. There is a one-time charge that you may pay upon either purchase or redemption of Class A or Class C shares. At purchase it is called an “initial sales load,” at redemption, a “deferred sales load.” These charges provide compensation to a Fund’s distributor, in connection with the sale of the Fund’s shares to you. Neither Class I nor Class N shares have sales loads.

Expenses You Pay Through the Fund. The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (“Rule 12b-1 fees”) and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees.

Choosing a Share Class

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs and for which you are eligible. You should consider that all or a portion of the sales load applicable to Class A or Class C shares or the Rule 12b-1 fees relating to your investment in Class A, Class C, or Class N shares may serve as compensation to your financial intermediary for services it provides. When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver (which could make you subject to a contingent deferred sales load in some cases). This means that less money will be invested in the Fund immediately. Class C shares do not have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would if you purchased Class A shares. Neither Class I nor Class N shares have sales loads, but you will have higher ongoing operating expenses if you purchase Class N shares than you would if you purchased Class I shares. However, Class I shares require a substantially higher initial investment. Please see the eligibility requirements for each share class below.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the fees and expenses of each share class below and in the Fund Summaries in this Prospectus. You should also consider the effects of any available sales load waivers.

	Minimum Initial Investment:		Subsequent Investment:	Initial Sales Charge (Load)	Maximum Contingent Deferred Sales Load	Annual 12b-1 Fee
	Regular Accounts	IRAs	All Accounts and Automatic Investment Plans
Class A Shares	$2,000	$500	$100	4.25%[1]	0.75%[2]	0.25%
Class C Shares	$2,000	$500	$100	None	1.00%[3]	1.00%
Class I Shares	$100,000	$5,000	$100	None	None	None
Class N Shares	$2,000	$500	$100	None	None	0.25%

[1]	As discussed below, the initial sales load with respect to Class A shares may be waived in certain circumstances.

[2]

A contingent deferred sales load of up to 0.75% applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase. The contingent deferred sales load may not be applicable. See “— Purchases at Net Asset Value” below.

[3]	A contingent deferred sales load of 1.00% applies to the Class C shares sold within 12 months of purchase.

The Trust may suspend the offering of a Fund’s shares for any period of time.

Class A Shares (DoubleLine Multi-Asset Growth Fund only)

You may purchase Class A shares of the DoubleLine Multi-Asset Growth Fund through a financial intermediary that has an arrangement with the Funds’ distributor. When you buy Class A shares, you may pay an initial sales load at the time of your investment, which is included in the offering price. This load is deducted from the amount you invest, and the remainder of your purchase price is used to buy shares in the Fund. The initial sales load varies depending upon the size of your purchase, as set forth below. You may be eligible to have the initial sales load reduced or waived under certain circumstances. You may qualify for a reduction of the initial sales load based on the amount you invest, or you may be eligible to have the initial sales load waived under certain circumstances. Please see the table and information below for details. Shares purchased pursuant to the Fund’s dividend reinvestment program are not subject to a sales load. For additional information about sales loads and sales load reductions and waivers, please see the information provided below, or consult with your financial advisor. It is the responsibility of your financial intermediary to ensure that you obtain the proper breakpoint discount. In addition, Class A shares are subject to a 12b-1 fee of 0.25%.

Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price[2]
Less than $50,000	4.25%	4.44%	4.25%
$50,000 to $99,999	4.00%	4.17%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	2.00%	2.04%	2.00%
$1,000,000 to $2,999,999	None [1]	None [1]	0.75%
$3,000,000 to $9,999,999	None [1]	None [1]	0.50%
$10,000,000 or more	None [1]	None [1]	0.25%

[1]	If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of up to 0.75% of the value of the Class A shares when they were purchased, except as described below under “— Purchases at Net Asset Value”. Your actual contingent deferred sales load will equal the commission paid in connection with the purchase of the shares redeemed (for example, if you purchase $3,000,000 of Class A shares and redeem them within 18 months of their purchase, you will pay a contingent deferred sales load equal to 0.50% of the value of the shares when they were purchased).

[2]	Based on the amount of the purchase payment.

Purchases at Net Asset Value. Class A shares may be purchased without the imposition of any sales loads by (1) investment advisory clients of the Advisers; (2) current or former Trustees and their family members; (3) trustees or custodians of any employee benefit plan or employer-sponsored retirement plan, IRA, Keogh plan, or trust established for the benefit of an employee or officer of the Advisers and any of their affiliates; (4) any trust company or bank trust department exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity; (5) certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers and their investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts, and other managed agency/asset allocation accounts; (6) employees and officers of the Adviser or Trust and their respective family members; (7) any of an Adviser’s affiliates (including, among others, other DoubleLine Funds), their employees and their employees’ family members; and (8) investors who invest through investment programs, employee benefit or retirement plans, or other investment platforms with distribution arrangements with the Fund’s distributor permitting the purchase of Class A shares at net asset value. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. If you purchase shares of a Fund through a financial intermediary, your ability to purchase Class A shares at net asset value in accordance with one or more of the conditions noted above (or at a reduced sales charge as described in this Section) also will be subject to the policies and procedures of that intermediary. Neither the Funds nor the Advisers control the implementation of any financial intermediary’s policies.

Sales Load Discount Programs. An employee benefit plan or employer-sponsored retirement plan is eligible to purchase Class A shares without a sales load if its plan administrator or dealer of record has entered into an agreement to that effect with an Adviser or the Fund’s distributor.

You may qualify for a reduced initial sales load through the rights of accumulation program and through investment by a letter of intent.

Rights of Accumulation. To reduce your initial sales load on Class A shares, you may combine subsequent Class A share purchases with your current Class A share holdings. You may also include shares held by your spouse and minor children. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value, based on the Fund’s public offering price, of all of the other Class A shares you own. Simply notify the financial intermediary through whom you purchase your shares that your purchase will qualify for a reduction in the initial sales load and provide the names and account numbers of the family members whose holdings are to be included.

Investment by Letter of Intent. An investor who intends to invest over a 13-month period at least $50,000, the minimum amount required to reduce the initial sales load applicable to a purchase of Class A shares of the Fund, may do so pursuant to a letter of intent. The initial sales load for each purchase pursuant to the letter of intent will be at the reduced rate that would apply if the full investment to be made over the 13-month period were made at one time. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. You can include purchases by your spouse and minor children in order to obtain the sales load discount. However, you cannot include shares that were not or are not subject to a sales load, such as shares purchased through the reinvestment of dividends and distributions. Also, shares purchased or held through an employee benefit plan or employer-sponsored retirement plan are not eligible for purposes of determining whether an investor has qualified for a reduced initial sales load through the use of a letter of intent.

In order to obtain the sales load discount, you should inform your financial intermediary at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for purposes of calculating the initial sales load. The Fund or your financial intermediary may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial intermediary. Restrictions may apply to certain accounts and transactions.

Completion of a letter of intent does not bind a shareholder to buy the entire intended investment amount. However, the Fund’s transfer agent will escrow shares valued at up to 4.25% of the total intended investment amount to ensure payment of the appropriate initial sales loads if the intended purchases are not made.

Class C Shares (DoubleLine Multi-Asset Growth Fund Only)

You may purchase Class C shares of the DoubleLine Multi-Asset Growth Fund through a financial intermediary that has an arrangement with the Fund’s distributor. The sales load on Class C shares is deferred and will be charged if you redeem shares within twelve months of purchase. The contingent deferred sales load is 1.00% of the purchase price of the shares. When you purchase Class C shares of the Fund, the full amount of your investment is invested in the Fund.

Class C shares are subject to a 12b-1 fee (1.00%), which is greater than the Rule 12b-1 fee associated with Class A shares (0.25%). This means that you could pay more in Rule 12b-1 fees over time than the initial or contingent deferred sales loads you would have paid if you had purchased Class A shares.

The Fund’s distributor may pay your financial intermediary a commission of up to 1.00% of the value of the Class C shares of the Fund that you purchase.

It may be possible for investors who invest through investment programs, employee benefit or retirement plans, or other investment platforms with distribution arrangements with the Fund’s distributor to purchase Class C shares that are not subject to a contingent deferred sales load. If you purchase shares of a Fund through a financial intermediary, your ability to purchase Class C shares without a contingent deferred sales load may be subject to the policies and procedures of an investor’s intermediary. Neither the Funds nor the Advisers control the implementation of any financial intermediary’s policies.

Information About Contingent Deferred Sales Loads

When you place an order to sell Class C shares (and, in some instances, Class A shares), any contingent deferred sales load will be deducted from the proceeds of the sale or additional shares will be redeemed to cover the contingent deferred sales load for a period of twelve months (eighteen months, in the case of certain purchases of Class A shares) after the purchase of those shares. The contingent deferred sales load is imposed on the original purchase price of the shares. Shares purchased pursuant to the Fund’s dividend reinvestment program are not subject to a sales load.

When you sell Class C shares, the contingent deferred sales load is generally calculated in a manner designed to pay the least amount of contingent deferred sales load possible. Shares acquired through the reinvestment of dividends or capital gains distributions would be redeemed first. Shares you have owned the longest would be redeemed next because they may not be subject to a sales load. For tax purposes, the amount of any contingent deferred sales load will reduce the capital gain you realize upon the sale of your shares, or increase your capital loss, as the case may be.

No contingent deferred sales load will be paid on an exchange of shares for shares of the same class of another Fund (if available) within the Trust; however, the shares you receive in connection with an exchange will continue to be subject to a contingent deferred sales load. The load may be waived for a total or partial redemption within a year of the death or disability of the shareholder or to satisfy a mandatory minimum distribution from an IRA account upon turning 701/2 years old. If you are making an automatic withdrawal of proceeds of Class C shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

Class I Shares

If you meet the initial $100,000 investment minimum for regular accounts or $5,000 for IRA accounts, you may purchase Class I shares at their current NAV directly from each Fund by contacting the Funds’ transfer agent, or from financial intermediaries that make shares of the Funds available to their customers. Class I shares are not subject to a sales charge or to any 12b-1 fees.

Class N Shares

You may purchase Class N shares of a Fund at their current NAV only through certain financial intermediaries, such as a bank, trust company, broker-dealer, or other financial organization, that charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services and that have made special arrangements with the Funds’ distributor to offer Class N shares to their clients. Class N shares are not subject to a sales charge. Class N shares are subject to a 12b-1 fee of 0.25%.

How to Buy Shares

General Information

Each Fund offers more than one class of shares. Shares of each class of a Fund represent an equal pro rata interest in that share class of the Fund.

You may purchase Class A and Class C shares of the DoubleLine Multi-Asset Growth Fund through financial intermediaries having an arrangement with the Funds’ distributor. If you do not have a financial intermediary, the Fund’s distributor can provide you with a list of firms through which you may purchase Class A and Class C shares. Your financial intermediary is responsible for forwarding all of the necessary documentation to the Fund, and may charge you separately for its services. The purchase, redemption and exchange policies and fees charged by such financial intermediaries may differ from those that would apply to transactions effected through the Fund’s transfer agent. For instance, financial intermediaries may charge transaction fees in addition to any fees charged by the Fund, and may set different minimums or limitations on buying, exchanging, or redeeming shares. Please consult a representative of your financial intermediary for further information.

Class I shares are offered at their current NAV. If you meet the initial $100,000 investment minimum for regular accounts or $5,000 for IRA accounts, you may purchase Class I shares directly from a Fund by contacting the Fund’s transfer agent, or from financial intermediaries that make shares of the Fund available to their customers.

You may purchase Class N shares of a Fund at their current NAV only through certain financial intermediaries, such as a bank, trust company, broker-dealer, or other financial organization, that charge an advisory fee, management fee, consulting fee, a fee in lieu of brokerage commissions or other similar fee for their services and that have made special arrangements with a Fund’s distributor to offer Class N shares to their clients.

You pay no sales charge to invest in Class I or Class N shares of a Fund. The price you pay for a Fund’s shares is the Class’s NAV per share, plus any applicable sales load.

Your order to purchase shares will be priced based on the next NAV calculated after your order is received in good order by the Fund. A purchase order is not in good order if the Fund does not, for example, receive all required documentation and information. In order for you to receive the Fund’s share price next calculated, the Fund, the Fund’s transfer agent, or an authorized financial intermediary must receive your order in good order. In the case of a request furnished to an authorized financial intermediary, the request must be subsequently communicated properly to a Fund. Notwithstanding the above, the Fund may enter into arrangements with certain authorized financial intermediaries or their authorized designees to treat orders as received by a Fund as of the time they are received in good order as determined by the financial intermediary. Because financial intermediaries’ processing times and arrangements with the Funds may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. A Fund may at its discretion reject any purchase order for Fund shares.

Distribution and Shareholder Servicing Arrangements and Rule 12b-1 Fees (Class A, Class C, and Class N Shares Only)

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to its Class A, Class C and Class N shares, as applicable. The Fund makes payments under the Plan to the Fund’s distributor to compensate it for services provided and expenses incurred by it to promote the sale of the relevant class of shares, reduce redemptions of those shares, and maintain or improve services provided to shareholders of that class of shares by financial intermediaries. The Plan is a compensation plan that provides for payments at an annual rate (based on average daily net assets) of 0.25% for Class A shares, 1.00% for Class C shares, and 0.25% for Class N shares. (At least 0.25% of the amount paid under the Plan in respect of a Fund’s Class C shares is intended to provide compensation for shareholder servicing.) Because a Fund’s Rule 12b-1 fees attributable to Class A, Class C, and Class N shares are paid out of a Fund’s Class A, Class C, and Class N assets, respectively, on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A, Class C, or Class N shares share in the expense of Rule 12b-1 fees paid from the assets attributable to that Class; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan applicable to their class of shares. A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

In addition to payments under the Plan, a Fund may enter into non-Plan agreements and may reimburse its distributor and/or other related parties for some or all of certain payments made to financial intermediaries by the distributor or other parties, or may make payments directly to financial intermediaries, that provide certain administrative, recordkeeping, and account maintenance services. (For more information regarding these payments, see “Payments to Financial Intermediaries” below). The amount of the payments made by the Funds is reviewed by the Trustees periodically.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including shares of a DoubleLine Fund, and/or provide certain administrative, recordkeeping, and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, retirement plan service providers, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The compensation paid to a financial intermediary by a Fund’s distributor, Adviser, or a Fund in respect of these services is typically paid periodically over time, during the period when the intermediary’s clients hold investments in a Fund. The amount of continuing compensation paid to different financial intermediaries for distribution and/or shareholder services varies. In most cases, the compensation is a percentage of the value of the financial intermediary’s clients’ investments in the Funds. Variations in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary. In addition to payments under the Plan described above, a Fund may reimburse its distributor and/or other related parties some or all of certain types of payments made to financial intermediaries, or may make payments directly to financial intermediaries, that provide certain administrative, recordkeeping, and account maintenance services. The amount of the payments made by a Fund is reviewed by the Trustees periodically.

An Adviser, at its own expense and out of its own assets, also may provide other compensation to financial intermediaries in connection with sales of a Fund’s shares. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; business building programs and seminars or informational meetings for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events, including support in respect of marketing materials. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of Fund shares. Dealers may not use sales of a Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

The amount of payments made to different financial intermediaries may not be the same. These payments may provide incentives for such intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such intermediaries and their customers than would be the case if no payments were made. Such access advantages include, but are not limited to, placement of the Funds on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or the ability to assist in training and educating the financial intermediary’s registered representatives.

Although the amount of such payments may be more or less, payments made by an Adviser from its own assets to a financial intermediary for the sale of a Fund’s shares where the financial intermediary is compensated based on its customers’ assets are generally made at an annual rate that ranges between 0.05% and 0.15% of the intermediary’s customers’ assets invested in the Funds. These payments are in addition to payments an intermediary may receive from a Fund’s Rule 12b-1 fees or from a Fund for shareholder services as discussed above.

If payments to financial intermediaries in respect of a particular mutual fund complex exceed payments made by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm in respect of shares of the Funds and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Index Sponsor Arrangements

DoubleLine Commodity, the Strategic Commodity Fund and the Fund’s distributor may make payments to affiliates of the Morgan Stanley Index Sponsor in connection with the distribution and sale of the Fund’s shares and/or the provision of services to certain shareholders of the Fund. The amounts of these payments, together with the payments by the Adviser to the Morgan Stanley Index Provider, will provide a financial incentive for the Morgan Stanley Index Sponsor and, separately, its affiliates to sell or promote the sale of shares of the Fund.

Calculation of NAV

The NAV of each class of a Fund, except as noted below, is typically calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) each day the NYSE opens for regular trading, and the Funds are not available for purchase or redemption on holidays when the NYSE is scheduled to be closed. Each Fund’s assets are normally valued as of this time for the purpose of computing a Fund’s NAV. In addition, the Fixed-Income Funds, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Multi-Asset Growth Fund do not calculate their NAVs and are not available for purchase or redemption on holidays when the principal U.S. bond markets are closed, such as Columbus Day and Veterans Day. The time as of which shares are priced and the time until which purchase and redemption orders are accepted for processing at the NAV calculated that day may be changed by a Fund in its discretion as permitted by applicable law or the SEC. In calculating its NAV, a Fund generally will not consider information that first becomes available to the market only after the time as of which the Fund calculates its NAV, such as securities transactions that occur after that time.

The Funds value their portfolio securities for purposes of calculating their NAVs using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular business day.

A share class’s NAV is determined by adding the values of a Fund’s securities, cash and other assets attributable to that class, subtracting all of a Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Equity securities are typically valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices.

Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the mean between the closing bid and asked prices.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Prices obtained from independent pricing services use various inputs, including, but not limited to, information provided by broker-dealers; pricing formulas, such as dividend discount models; option valuation formulas; estimates of market values obtained from yield data relating to investments or securities with similar characteristics; and discounted cash flow models that might be applicable. A Fund will generally value over-the-counter (OTC) derivatives on the basis of valuations obtained from counterparties or evaluated prices supplied by independent pricing services. Forward foreign currency contracts are generally valued based on rates provided by independent pricing services. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade. The valuations of securities that trade principally on a foreign market that closes before the time as of which a Fund calculates its NAV may be based on quotations as of that earlier closing time or evaluated prices. A Fund will generally value its investments in other investment companies and private funds, such as hedge funds, at their reported NAVs, to the extent available.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the values of currencies in relation to the U.S. dollar.

If market quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While a Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Foreign markets may be closed on days when a Fund prices its shares (e.g., on non-U.S. holidays), and foreign markets may be open on weekends and other days when the Fund does not price its shares. The value of such assets or the Fund’s shares may change significantly on days when the Fund’s shares are not able to be purchased, redeemed or exchanged.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account directly with a Trust, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Funds will generally reject your new account application if you do not provide the required identifying information. The relevant Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If a Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The

Funds will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Funds through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Shares

The minimum investment requirements for initial and subsequent investment in shares of the Funds are as follows:

	Minimum Initial Investment:		Subsequent Investment:
	Regular Accounts	IRAs	All Accounts and Automatic Investment Plans
Class A Shares	$2,000	$500	$100
Class C Shares	$2,000	$500	$100
Class I Shares	$100,000	$5,000	$100
Class N Shares	$2,000	$500	$100

The minimum initial and subsequent investment amounts may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum initial and subsequent purchase amounts may be reduced or waived by the Funds’ distributor, the Funds’ Adviser, or the Trust for specific investors or types of investors, including, without limitation, employee benefit plans, retirement plans, a financial intermediary authorized to sell shares of the Funds, employees of the Adviser and their family members, the Adviser’s affiliates or related parties, employees of the Adviser’s affiliates or related parties and their family members; investment advisory clients of the Adviser; and current or former Trustees of the Trust and their family members. A person’s family members include a person’s spouse or life partner and other members of the person’s immediate family, including step and adoptive relationships. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. Each Trust reserves the right to change the minimum investment amounts without prior notice.

If your non-retirement account in a Fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days’ written notice.

New Account Form

If you are making your initial investment in a Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311) or speak with your representative at your financial intermediary.

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds Trust”, together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers’ checks, bank checks, drafts, or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at a U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of a Fund.

Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Telephone

If you have not declined telephone transaction privileges on your account application, you may purchase additional shares of a Fund by calling 877-DLine11 (877-354-6311). If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your purchase order is received in good order before the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on a day the NYSE opens for regular trading and the principal U.S. bond markets are open, your shares will be purchased at the NAV plus any applicable sales charge calculated on that day. Please see “How to Buy Shares — General Information” for information on purchasing shares through a financial intermediary.

Purchase by Wire

If you are making your first investment in a Fund, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account No. 112-952-137

Further Credit: DoubleLine Funds [Name of Fund]

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Funds’ transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five calendar days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy a Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service. From time to time, shares of a Fund may only be available from a single broker-dealer or a limited number of broker-dealers, which may limit a Fund’s ability to attract assets.

How to Redeem Shares

General Information

You may redeem shares on any day when the NYSE opens for regular trading and the principal U.S. bond markets are open. Your shares will be redeemed at the next NAV calculated after your order is received by the Fund in good order. A redemption request in good order must include, among other things, the exact name in which the shares are registered, the account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, a signature matching the account registration, together with any other materials or information required by the Fund, the Fund’s transfer agent or any other agents duly appointed for that purpose. If you invest or hold your shares through a financial intermediary, see “Redemptions Through Your Financial Intermediary or Other Authorized Third Party” below. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or additional shares will be redeemed to cover the charge. See “Share Class Features” for more information.

If any portion of the shares to be redeemed represents an investment made by check, a Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the date of purchase. In addition, to the extent permitted under applicable SEC rules, a Fund may delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions). In case of emergencies or when trading on the NYSE is restricted, or as otherwise permitted by the SEC or applicable law. the Fund may suspend redemptions or postpone payment for more than seven days.

A signature guarantee may be required of all account holders for any redemption request in excess of $100,000 where proceeds are requested to be sent by check, if a change of address request has been received by the transfer agent within the last 30 calendar days, when redemption proceeds are to be sent or payable to any person, address or bank account not on a Fund’s records, or if ownership is being changed on your account. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-877-354-6311. Investors should consider whether or not to withhold taxes from any such redemption.

Redemptions by Mail

You may sell shares by writing a letter that includes:

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with a signature guarantee from either a Medallion program member or a non-Medallion program member. These include:

•	amounts in excess of $100,000, where proceeds are requested to be sent by check;

•	if a change of address request has been received by the transfer agent within the last 30 calendar days;

•	when redemption proceeds are to be sent or payable to any person, address or bank account not on the Funds’ record; or

•	if ownership is being changed on your account.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds or the transfer agent reserves the right to waive any signature guarantee requirement at its discretion. Investors who have purchased shares through a financial intermediary may be subject to different requirements and should check with their financial intermediary to determine whether signature guarantee requirements or other security arrangements apply to their accounts.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Verification Program member, or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. You may have a check sent to the address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Redemption proceeds will typically be sent on the business day following your redemption. Wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH and proceeds are typically credited to your bank within two to three days after redemption. Except as noted above under “—General Information,” proceeds will be processed within seven calendar days after a Fund receives your redemption request. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $100.

By establishing telephone redemption, you authorize the Funds’ transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Funds’ transfer agent will use reasonable procedures to seek to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with a Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent five days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

877-DLine11 (877-354-6311).

Outside the U.S. call

213-633-8200 (collect).

Redemptions Through Your Financial Intermediary or Other Authorized Third Party

You may redeem shares through certain broker-dealers and financial intermediaries. If redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Funds’ distributor, that broker-dealer may, at its discretion, charge a fee for that service.

You may sell your shares of a Fund back to the Fund through your financial intermediary on any day when the NYSE opens for regular trading and the principal U.S. bond markets are open. The financial intermediary may charge you a fee for its services. Redemption requests will be priced at the NAV next determined after they are received in good order by a Fund. Notwithstanding the above, the Fund may enter into arrangements with certain authorized financial intermediaries or their authorized designees to treat redemption requests as received by a Fund as of the time they are received in good order as determined by the financial intermediary. Please contact your financial intermediary for instructions on how to place redemption requests. Because financial intermediaries’ processing times and arrangements with the Funds may vary, please ask your financial intermediary when your account will be debited.

If you redeem shares through your financial intermediary, your financial intermediary is responsible for ensuring that the Fund’s transfer agent receives your redemption request in proper form. If your financial intermediary receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with it; you also may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial intermediary’s or your own complete wiring instructions. Your financial intermediary may charge you separately for this service.

Redemption in Kind

The Trust also reserves the right to honor redemption requests in kind (i.e., payment in portfolio securities rather than cash). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Other Account Policies

Trading Limits

Frequent trading activity by Fund shareholders can reduce a Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to a Fund’s stated portfolio management strategy, and the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempt to take advantage of inefficiencies in the valuation of a Fund’s securities holdings may dilute the interests of the remaining shareholders and result in unwanted distributions of taxable capital gains to fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

Trading Limit Policies for All Funds

•

Each Fund may reject any purchase order for any reason and without prior notice. A Fund or a Fund’s transfer agent may reject a purchase order of any investor or group of investors or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund’s Adviser or the Fund’s transfer agent, actual or potential harm to the Fund.

Additional Trading Limit Policies for All Funds Except the DoubleLine Floating Rate Fund and the DoubleLine Multi-Asset Growth Fund

•

The reservation by the Trust of the right to prohibit any acquisition of a Fund’s shares (through either a purchase or exchange from another DoubleLine Fund) in any rolling twelve-month period in which the acquirer has previously completed four round trip transactions in the Fund. For this purpose, a round trip transaction consists of the acquisition of shares of a particular DoubleLine Fund (through either a purchase or exchange from another DoubleLine Fund) and the subsequent redemption of shares of that Fund (through either a sale or an exchange into another DoubleLine Fund).

These limits on round trip transactions do not, however, limit a shareholder’s right to redeem their shares.

•	Exchanges out of a Fund within a 15-day period from the last purchase or exchange into the same Fund are monitored.

•	Redemptions out of a Fund within a 15-day period following a purchase may result in future purchases into the Fund being barred.

Exceptions to these trading limits must be approved by a Fund’s President or designee and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading) and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to a Fund’s systematic investment or withdrawal program. A Fund also may waive these restrictions on terms acceptable to the Fund and the Adviser, including in connection with investments by financial institutions related to obligations the financial institutions may have to third parties. The limitations and monitoring activities described above may not be applied to transactions involving amounts below certain thresholds if the Adviser determines such transactions are unlikely to affect the efficient management of a Fund’s portfolio.

While intermediaries, such as brokers, that maintain omnibus accounts may be required to or may voluntarily impose restrictions on the trading activity of accounts traded through those intermediaries, a Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ original capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or accounts otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to a Fund, and thus a Fund may have difficulty curtailing such activity.

The Trust and the Adviser may rely on the Funds’ service providers, including the Funds’ transfer agent and/or administrator, to monitor for abusive short-term trading activities.

Redemption Fees (DoubleLine Multi-Asset Growth Fund and DoubleLine Floating Rate Fund only)

The DoubleLine Multi-Asset Growth Fund and DoubleLine Floating Rate Fund impose redemption fees. Redemption fees are paid to and retained by each Fund to help offset, at least in part, portfolio transaction costs and other related costs directly and indirectly incurred by the Fund as a result of a redemption of shares made within 90 days of purchase by allocating some of those costs to the redeeming shareholder. Each Fund will apply a redemption fee equal to 1.00% of the value of any shares redeemed within 90 days of purchase. To the extent that the redemption fee applies, the price you will receive when you redeem your shares of the Fund is the NAV next determined after receipt of your redemption request in good order, minus the redemption fee. The Adviser may impose a new redemption fee for the Fund or modify the existing fee at any time.

Each of DoubleLine Multi-Asset Growth Fund and DoubleLine Floating Rate Fund permits exceptions to the redemption fee policy for the following transactions: (i) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program; (ii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (iii) to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans: (A) where the shares being redeemed were purchased with new contributions to the plan (for example, payroll contributions, employer contributions, and loan repayments); (B) redemptions made in connection with taking out a loan from the plan; (C) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; (iv) redemptions made as part of a systematic withdrawal plan; (v) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; (vi) redemptions made in connection with a participant’s termination of employment; (vii) redemptions made as part of a periodic rebalancing under an asset allocation model; (viii) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund; (ix) redemptions of shares acquired through the reinvestment of dividends or distributions paid by the Fund; (x) redemptions and exchanges effected by other mutual funds (for example, funds of funds) that are sponsored by DoubleLine Capital or its affiliates; (xi) to the extent the Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and (xii) otherwise as the officers of DoubleLine Capital or DoubleLine Funds Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Fund.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

Please refer to the “Shareholder Fees” table under the caption “Fees and Expenses for the Fund” for details regarding the redemption fee charged by the DoubleLine Multi-Asset Growth Fund and the DoubleLine Floating Rate Fund.

Exchange Privilege

You can exchange your Class A shares, Class C shares, Class I shares, or Class N shares in a Fund for Class A, Class C, Class I, or Class N shares, respectively, in another DoubleLine Fund (if available). (Note: As of the date of this Prospectus, only the DoubleLine Multi-Asset Growth Fund offers Class C and Class A shares. No contingent deferred sales load will be paid on an exchange of shares for shares of the same class of another DoubleLine Fund; however, the Class A (only where applicable) and Class C shares you receive in connection with an exchange will continue to be subject to a contingent deferred sales load.) Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current Prospectus for the Fund into which you are exchanging. Exchanges may only be made on days when both affected Funds are open for business. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the

Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

From time to time, a Fund may authorize the conversion of shares of one class to another share class, provided that the shares of the other class are eligible for sale in the owner’s state of residence and all other applicable terms and conditions are met. Further information about conversion of shares between classes may be found in the SAI.

Notice Regarding Delivery of Fund Documents

You will receive periodic mailings regarding the Funds in which you invest. In order to reduce the volume of mail you receive, only one copy of each mailing (including, for example, fund Prospectuses) may be sent to an address shared by two or more accounts or to shareholders we reasonably believe are from the same family or household. If you would like to receive one copy of a mailing for each account, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a Prospectus or shareholder report. It may take up to thirty days to process your request.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the inactivity period specified in your state’s abandoned property laws.

Cost Basis Reporting

When you redeem or exchange Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B or other applicable form cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the

Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

A Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please contact the Funds at 877-DLine11 (877-354-6311) or consult your financial intermediary, as appropriate, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in a Fund, and to determine which available cost basis method is best for you.

Distributions

The amount of distributions of net investment income and of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends of the net investment income of each Fund, if any, will be declared and paid monthly, except for the DoubleLine Multi-Asset Growth Fund, which will declare and pay dividends of net investment income quarterly, and the Strategic Commodity Fund, which will declare and pay dividends of net investment income annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Your distributions will be reinvested in the relevant Fund unless you instruct that Fund otherwise. You may change your distribution election in writing or by telephone. Any change should be submitted to the transfer agent by phone at 877-DLine11 (877-354-6311) or in writing to DoubleLine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 at least five calendar days prior to the record date of the next distribution. A Fund does not charge any fees or sales loads on shares purchased through the automatic reinvestment of distributions. You may request that distributions be paid by check. If you elect to receive distributions of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the relevant Fund reserves the right to reinvest the distribution check in your account at that Fund’s then current NAV and will reinvest all subsequent distributions until instructed otherwise.

Taxes

This section provides a summary of certain U.S. federal income tax considerations relevant to an investment in a Fund; it is not intended to be a full discussion of tax laws and the effects of such laws on you, or to address all aspects of taxation that may apply to specific types of shareholders, such as foreign persons. Furthermore, this discussion is based on the Code and Treasury regulations issued thereunder that are in effect as of the date of this Prospectus, which provisions are subject to change, including retroactively. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor regarding your investment in a Fund (including the status of your distributions from the Fund). Additional tax information may be found in the SAI.

Taxes on Dividends and Distributions. For U.S. federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions that a Fund properly reports to you as gains from investments that a Fund owned (or is deemed to have owned) for more than one year generally are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less and gains on the sale of or payments on bonds characterized as having market discount generally are taxable to you as ordinary income. Distributions of investment income that a Fund properly reports to you as derived from qualified dividend income are taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Each Fund except the Multi-Asset Growth Fund does not expect a significant portion of its distributions to derive from qualified dividend income. Each Fund’s investment strategy could result in the Fund realizing short-term capital gain and ordinary income, and therefore in Fund distributions taxable to shareholders as ordinary income rather than capital gain.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For these purposes, net investment income generally includes dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption, exchange or other taxable disposition of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this tax on their investment in a Fund.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable in the manner described herein whether you receive them in cash or reinvest them in additional shares of a Fund.

Distributions by a Fund to retirement plans and other tax-advantaged accounts that qualify for tax-advantaged treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans and/or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and/or account and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan and/or account.

A Fund’s investment in certain debt obligations, derivatives and hedging transactions can cause a Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required at times to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements (see “Tax Status of the Funds” below). Such dispositions could result in realization of capital gains, including short-term capital gains generally taxable to shareholders at ordinary income rates when distributed to them.

Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends or (3) interest-related dividends, each as defined and subject to certain conditions described in the SAI, generally are not subject to withholding of U.S. federal income tax.

Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If you are a non-U.S. investor, please consult your own tax advisor regarding the tax consequences of investing in a Fund.

Taxes When You Sell, Redeem or Exchange Your Shares. Any gain resulting from a sale, redemption, or exchange (including an exchange for shares of another fund) of your shares in the Fund generally will be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you owned your shares.

Tax Status of the Funds. Each Fund intends to qualify and be treated each year as a regulated investment company under the Code, such that the Fund will not be subject to federal income tax on income and gains timely distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must meet requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income. A Fund could in some cases cure a failure to comply with these requirements, including by paying a Fund-level tax and, in the case of a diversification failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure, or if a Fund were otherwise to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income at regular corporate rates without reduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to a Fund’s earnings and profits, thereby potentially diminishing shareholder returns.

Commodity-Related Investments. Income from certain commodity-linked instruments and from direct investments in commodities does not constitute qualifying income for purposes of the source of income requirement noted above. The tax treatment of certain other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income. A Fund generally intends to gain exposure to commodities through direct investments that it believes give rise to qualifying income or indirectly through its investment in one or more subsidiaries in a manner that gives rise to qualifying income. A Fund must limit its investment in a subsidiary or group of subsidiaries to no more than 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year in order to meet the asset diversification requirement noted above.

All of a subsidiary’s net income will be included in a Fund’s income at the end of its tax year, whether or not distributed by the subsidiary to the Fund, and all such net income is expected to be treated as ordinary income. The Funds anticipate that any wholly-owned subsidiary will generally declare a dividend equal to the amount of such net income, to the applicable Fund, each year. Net losses incurred by a subsidiary during a tax year will not flow through to the applicable Fund and thus will not be available to offset income or capital gain generated from the applicable Fund’s other investments.

Investments in Foreign Securities. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a Fund’s return on those securities may be decreased. If a Fund meets certain requirements with respect to its asset holdings, it will be eligible to elect to permit shareholders of the Fund to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Derivatives. A Fund’s use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders. In addition, the tax rules applicable to derivatives are in many cases uncertain under current law. An adverse determination, future guidance by the IRS or Treasury regulations, in each case with potentially retroactive effect, might bear adversely on a Fund’s ability to satisfy the distribution or other requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Investments in Other Funds. Special tax consequences may apply to shareholders of a Fund as a result of its investments in other funds. Please see the SAI under “Distributions and Taxes” for more information.

Backup Withholding. A Fund will be required in certain cases to withhold on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

Reporting. Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund. For more information, see “Distributions and Taxes” in the SAI.

Index Descriptions

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Barclays U.S. Long Government/Credit Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

The Bank of America (BofA)/Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified 1-3 Year Index is a market capitalization weighted index consisting of US denominated emerging market corporate bonds with 1-3 year maturity. It is a liquid global corporate benchmark representing Asia, Latin America, Europe and the Middle East/Africa.

The JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index is a uniquely-weighted version of the EMBI Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

The London Interbank Offered Rate (LIBOR) is an indicative average interest rate at which a selection of banks known as the panel banks are prepared to lend one another unsecured funds on the London money market.

The Morgan Stanley BFMCISM is, as of the date of this Prospectus, comprised of futures contracts on eleven commodities, which were selected based on (i) the contracts’ historical backwardation relative to other commodity-related futures contracts and (ii) the contracts’ historical liquidity.

The sectors represented in the Morgan Stanley Index (industrial metals, energy and agricultural/livestock) have been selected to provide diversified exposure with 33% of the Index in energy, 33% of the Index in industrial metals and the final 34% in agricultural and livestock commodities. The Index’s specific futures contracts on commodities (crude oil, brent oil, gasoil, RBOB (reformulated blendstock for oxygenate blending), heating oil, copper, nickel, soybeans, sugar, cotton and live cattle) have been selected by analyzing long term historical commodity backwardation levels. The eleven (11) commodities the Index is referencing and the annual rebalancing weights are static in nature. However, if a significant disruption has occurred (e.g., significant loss of liquidity in a futures contract, or decommissioning of a futures contract, or change in futures contract specifications, etc.) as defined in the Index Manual, the Index Sponsor in its discretion may change the futures contracts and/or the weights with the aim to maintain an investible, replicable and representative index.

The Index is typically re-balanced annually in January. The Index’s actual exposure to futures contracts and sectors will change throughout the year based on changes in the market values of the futures contracts. The Morgan Stanley Index Sponsor also may alter the commodities that comprise the Index or the parameters that determine the futures contracts that comprise the Index.

The futures contract schedule (the roll schedule) for each futures contract within the Index was designed to seek to minimize the effect of negative roll yield compared to rolling nearby futures contracts. The roll schedules for each commodity remains static unless changed by the Morgan Stanley Index Sponsor’s index committee in an event of unanticipated market disruption.

Backwardation refers to a potential market structure where longer dated futures contracts are cheaper than spot prices for the underlying or reference commodity. Longer dated contracts of a backwardated commodity have the potential to appreciate as contracts approach expiration. “Roll yield” refers to the return generated by rolling Futures contracts.

You, as an investor in the Fund, should conduct your own investigation into the Index and the Morgan Stanley Index Sponsor.

The Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, including both developed and emerging markets.

The Standard & Poor’s Goldman Sachs Commodity Index (GSCI) Index is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. The index’s components qualify for inclusion in the index based on liquidity measures and are weighted in relation to their global production levels.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Shiller Barclays CAPE® US Sector TR USD Index (the “Index”) incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The Index allocates an equally weighted notional long exposure to four US sectors that are undervalued, as determined using the modified CAPE® Ratio. Each US sector is represented by a sector ETF, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten US sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index selects the five US sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

The S&P/LSTA Leveraged Loan Index is a capitalization-weighted syndicated loan index based upon market weightings, spreads and interest payments, and this index covers the U.S. market back to 1997 and currently calculates on a daily basis. Created by the Leveraged Commentary & Data (LCD) team at S&P Capital IQ, the review provides an overview and outlook of the leveraged loan market as well as an expansive review of the S&P Leveraged Loan Index and sub-indexes. The review consists of index general characteristics, results, risk-return profile, default/distress statistics, and repayment analysis.

Direct investment in an index is not possible.

Disclaimers

Shiller Barclays CAPE® US Sector TR USD Index Disclaimers

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer, sponsor or promoter of DoubleLine Shiller Enhanced CAPE® and Barclays has no responsibilities, obligations or duties to investors in DoubleLine Shiller Enhanced CAPE®. The Shiller Barclays CAPE® US Sector TR USD Index consists of the respective trademarks of Barclays Bank PLC and trademarks owned by or licensed to RSBB-I, LLC and Barclays Bank PLC and that are licensed for use by DoubleLine Funds Trust as the Issuer of DoubleLine Shiller Enhanced CAPE®. Barclays’ only relationship with the Issuer in respect of Shiller Barclays CAPE® US Sector TR USD Index is the licensing of these trademarks and the Shiller Barclays CAPE® US Sector TR USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or DoubleLine Shiller Enhanced CAPE® or the owners of DoubleLine Shiller Enhanced CAPE®. Additionally, DoubleLine Capital LP may for DoubleLine Shiller Enhanced CAPE® execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE® US Sector TR USD Index in connection with which DoubleLine Shiller Enhanced CAPE® investors acquire DoubleLine Shiller Enhanced CAPE® from

DoubleLine Funds Trust and investors neither acquire any interest in Shiller Barclays CAPE® US Sector TR USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in DoubleLine Shiller Enhanced CAPE®. DoubleLine Shiller Enhanced CAPE® is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in DoubleLine Shiller Enhanced CAPE® or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE® US Sector TR USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of DoubleLine Shiller Enhanced CAPE® name or the Index with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the shares of DoubleLine Shiller Enhanced CAPE® to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of DoubleLine Shiller Enhanced CAPE® or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE® US Sector TR USD Index. Barclays has no obligation or liability in connection with administration, marketing or trading of DoubleLine Shiller Enhanced CAPE®.

The licensing agreement between DoubleLine Funds Trust and Barclays is solely for the benefit of DoubleLine Shiller Enhanced CAPE® and Barclays and not for the benefit of the owners of DoubleLine Shiller Enhanced CAPE®, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE USE OF THE DOUBLELINE SHILLER ENHANCED CAPE® NAME, OR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO DOUBLELINE SHILLER ENHANCED CAPE® NAME, THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD

INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE® US SECTOR TR USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE DOUBLELINE SHILLER ENHANCED CAPE®.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

THE SHILLER BARCLAYS CAPE® US INDEX FAMILY HAS BEEN DEVELOPED IN PART BY RSBB-I, LLC, THE RESEARCH PRINCIPAL OF WHICH IS ROBERT J. SHILLER. RSBB-I, LLC IS NOT AN INVESTMENT ADVISER AND DOES NOT GUARANTEE THE ACCURACY AND COMPLETENESS OF THE SHILLER BARCLAYS CAPE® US INDEX FAMILY OR ANY DATA OR METHODOLOGY EITHER INCLUDED THEREIN OR UPON WHICH IT IS BASED. RSBB-I, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN AND MAKES NO WARRANTIES EXPRESSED OR IMPLIED, AS TO THE PERFORMANCE OR RESULTS EXPERIENCED BY ANY PARTY FROM THE USE OF ANY INFORMATION INCLUDED THEREIN OR UPON WHICH IT IS BASED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT THERETO, AND SHALL NOT BE LIABLE FOR ANY CLAIMS OR LOSSES OF ANY NATURE IN CONNECTION WITH THE USE OF SUCH INFORMATION, INCLUDING BUT NOT LIMITED TO, LOST PROFITS OR PUNITIVE OR CONSEQUENTIAL DAMAGES EVEN, IF RSBB-I, LLC IS ADVISED OF THE POSSIBILITY OF SAME.

Morgan Stanley Index Disclaimers

NOTHING IN THE FOLLOWING DISCLAIMER IS INTENDED TO MODIFY THE OBLIGATIONS OF ANY MORGAN STANLEY AFFILIATE, INCLUDING WITHOUT LIMITATION, MORGAN STANLEY SMITH BARNEY LLC (“MSSB”), UNDER ANY APPLICABLE AGREEMENT BETWEEN ANY SUCH AFFILIATE AND ITS RESPECTIVE CLIENTS WHO PURCHASE FUND SHARES THROUGH SUCH AFFILIATE.

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL GROUP INC. (“MORGAN STANLEY”). NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS (WHICH FOR PURPOSES OF THIS DISCLAIMER INCLUDES WITHOUT LIMITATION ICE DATA, LLP, CHICAGO MERCANTILE EXCHANGE INC., AND THE LONDON METAL EXCHANGE) OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND OR THE ABILITY OF THE MORGAN STANLEY BFMCISM (THE “INDEX”) TO TRACK MARKET PERFORMANCE. THE INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY AND THE INDEX ARE SERVICE MARKS OF MORGAN STANLEY AND/OR A MORGAN STANLEY AFFILIATE AND HAVE BEEN LICENSED TO DOUBLELINE COMMODITY LP FOR USE FOR CERTAIN PURPOSES BY DOUBLELINE COMMODITY LP (“LICENSEE”). MORGAN STANLEY HAS NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE, ISSUER OR OWNERS OF THIS FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX IS RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND OR ITS ASSETS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THIS FUND IS REDEEMABLE. NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX HAS OR WILL HAVE ANY OBLIGATION OR LIABILITY TO OWNERS OF THIS FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THIS FUND.

ALTHOUGH MORGAN STANLEY OR ITS AGENTS OR SERVICE PROVIDERS SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX MAKES

ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF OR INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OF ITS OR ITS AFFILIATES’ AGENTS (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND DO HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY AGENT OF MORGAN STANLEY OR ANY MORGAN STANLEY AFFILIATE (INCLUDING CALCULATION AGENTS), DATA PROVIDERS OR ANY THIRD PARTY PROVIDING SERVICES IN CONNECTION WITH THE INDEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MORGAN STANLEY TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS PRODUCT WITHOUT FIRST CONTACTING MORGAN STANLEY TO DETERMINE WHETHER MORGAN STANLEY’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MORGAN STANLEY WITHOUT THE PRIOR WRITTEN PERMISSION OF MORGAN STANLEY.

Financial Highlights

The following tables illustrate the financial performance for each share class of each Fund (except as noted below) for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm. Its report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders, which is available upon request. As of the date of this Prospectus, the DoubleLine Multi-Asset Growth Fund has not issued Class C or Class N shares. Because the Infrastructure Income Fund and the Ultra Short Bond Fund commenced operations on April 1, 2016 and June 30, 2016, respectively, there is no financial or performance information for those Funds included in this Prospectus. You may request this information, when it becomes available, at no charge by calling 877-DLine11 (877-354-6311) or visiting the Funds’ website at www.doublelinefunds.com.

DoubleLine Total Return Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$11.04	$10.90	$11.34	$11.17	$10.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.35	0.41	0.42	0.46	0.77
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.09)	0.22	(0.30)	0.34	0.31

Total from Investment Operations	0.26	0.63	0.12	0.80	1.08

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.43)	(0.49)	(0.56)	(0.63)	(0.87)

Total Distributions	(0.43)	(0.49)	(0.56)	(0.63)	(0.87)

Net Asset Value, End of Period	$10.87	$11.04	$10.90	$11.34	$11.17
Total Return	2.45%	5.93%	1.13%	7.37%	10.18%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$46,082,294	$36,286,609	$24,631,306	$30,398,069	$16,226,569

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.47%	0.47%	0.47%	0.48%	0.50%
Expenses After Investment Advisory Fees (Waived)	0.47%	0.47%	0.47%	0.48%	0.50%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.47%	0.47%	0.48%	0.48%	0.49%
Net Investment Income (Loss)	3.29%	3.74%	3.78%	4.02%	6.86%
Portfolio Turnover Rate	15%	13%	14%	23%	15%

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$11.04	$10.89	$11.33	$11.16	$10.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.33	0.40	0.39	0.44	0.73
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.09)	0.22	(0.30)	0.34	0.31

Total from Investment Operations	0.24	0.62	0.09	0.78	1.04

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.41)	(0.47)	(0.53)	(0.61)	(0.84)

Total Distributions	(0.41)	(0.47)	(0.53)	(0.61)	(0.84)

Net Asset Value, End of Period	$10.87	$11.04	$10.89	$11.33	$11.16
Total Return	2.20%	5.76%	0.88%	7.11%	9.83%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$11,750,754	$9,439,999	$7,070,779	$9,441,917	$6,115,779

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.72%	0.72%	0.72%	0.73%	0.75%
Expenses After Investment Advisory Fees (Waived)	0.72%	0.72%	0.72%	0.73%	0.75%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.72%	0.72%	0.73%	0.73%	0.74%
Net Investment Income (Loss)	3.04%	3.50%	3.25%	3.76%	6.58%
Portfolio Turnover Rate	15%	13%	14%	23%	15%

[1]	Calculated based on average shares outstanding during the period.

DoubleLine Core Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$11.10	$10.88	$11.29	$11.06	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.36	0.39	0.41	0.36	0.50
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.22)	0.26	(0.31)	0.36	0.65

Total from Investment Operations	0.14	0.65	0.10	0.72	1.15

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.37)	(0.43)	(0.47)	(0.44)	(0.52)
Distributions from Net Realized Gain	—	—	(0.04)	(0.05)	(0.03)

Total Distributions	(0.37)	(0.43)	(0.51)	(0.49)	(0.55)

Net Asset Value, End of Period	$10.87	$11.10	$10.88	$11.29	$11.06
Total Return	1.31%	6.07%	1.03%	6.53%	11.19%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$5,114,336	$3,406,628	$1,351,760	$1,829,092	$1,544,169

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees(Waived) and Other Fees (Reimbursed)/Recouped	0.47%	0.48%	0.51%	0.51%	0.54%
Expenses After Investment Advisory Fees (Waived)	0.46%	0.46%	0.48%	0.51%	0.54%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.46%	0.47%	0.48%	0.50%	0.49%
Net Investment Income (Loss)	3.17%	3.60%	3.76%	3.14%	4.51%
Portfolio Turnover Rate	70%	65%	53%	83%	81%

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$11.10	$10.87	$11.28	$11.05	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.32	0.37	0.40	0.33	0.47
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.22)	0.26	(0.31)	0.36	0.65

Total from Investment Operations	0.10	0.63	0.09	0.69	1.12

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.34)	(0.40)	(0.46)	(0.41)	(0.50)
Distributions from Net Realized Gain	—	—	(0.04)	(0.05)	(0.03)

Total Distributions	(0.34)	(0.40)	(0.50)	(0.46)	(0.53)

Net Asset Value, End of Period	$10.86	$11.10	$10.87	$11.28	$11.05
Total Return	0.97%	5.91%	0.77%	6.27%	10.85%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$952,919	$612,066	$383,712	$731,957	$539,143

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.72%	0.73%	0.76%	0.76%	0.79%
Expenses After Investment Advisory Fees (Waived)	0.71%	0.71%	0.73%	0.76%	0.79%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.71%	0.72%	0.73%	0.75%	0.74%
Net Investment Income (Loss)	2.92%	3.39%	3.32%	2.91%	4.22%
Portfolio Turnover Rate	70%	65%	53%	83%	81%

[1]	Calculated based on average shares outstanding during the period.

DoubleLine Emerging Markets Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$10.23	$10.48	$11.03	$10.70	$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.49	0.55	0.46	0.38	0.58
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.54)	(0.24)	(0.38)	0.46	0.23

Total from Investment Operations	(0.05)	0.31	0.08	0.84	0.81

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.50)	(0.56)	(0.48)	(0.38)	(0.58)
Distributions from Net Realized Gain	—	—	(0.15)	(0.13)	(0.10)

Total Distributions	(0.50)	(0.56)	(0.63)	(0.51)	(0.68)

Net Asset Value, End of Period	$9.68	$10.23	$10.48	$11.03	$10.70
Total Return	(0.48)%	2.90%	0.95%	8.04%	7.96%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$548,221	$539,542	$331,790	$620,479	$349,926

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.90%	0.90%	0.92%	0.91%	0.95%
Expenses After Investment Advisory Fees (Waived)	0.90%	0.90%	0.92%	0.91%	0.95%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.90%	0.90%	0.92%	0.91%	0.95%
Net Investment Income (Loss)	4.92%	5.20%	4.40%	3.53%	5.47%
Portfolio Turnover Rate	75%	67%	79%	105%	177%

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$10.23	$10.48	$11.03	$10.70	$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.46	0.52	0.44	0.36	0.55
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.54)	(0.24)	(0.38)	0.46	0.23

Total from Investment Operations	(0.08)	0.28	0.06	0.82	0.78

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.47)	(0.53)	(0.46)	(0.36)	(0.55)
Distributions from Net Realized Gain	—	—	(0.15)	(0.13)	(0.10)

Total Distributions	(0.47)	(0.53)	(0.61)	(0.49)	(0.65)

Net Asset Value, End of Period	$9.68	$10.23	$10.48	$11.03	$10.70
Total Return	(0.73)%	2.64%	0.69%	7.78%	7.71%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$201,290	$233,347	$183,977	$167,750	$81,484

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.15%	1.15%	1.17%	1.16%	1.20%
Expenses After Investment Advisory Fees (Waived)/Recouped	1.15%	1.15%	1.17%	1.16%	1.20%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.15%	1.15%	1.17%	1.16%	1.20%
Net Investment Income (Loss)	4.67%	4.95%	4.25%	3.30%	5.26%
Portfolio Turnover Rate	75%	67%	79%	105%	177%

[1]	Calculated based on average shares outstanding during the period.

DoubleLine Low Duration Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012[1]
Net Asset Value, Beginning of Period	$10.14	$10.19	$10.21	$10.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.22	0.22	0.15	0.20	0.11
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.12)	(0.04)	—	0.09	0.13

Total from Investment Operations	0.10	0.18	0.15	0.29	0.24

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.25)	(0.23)	(0.17)	(0.24)	(0.08)

Total Distributions	(0.25)	(0.23)	(0.17)	(0.24)	(0.08)

Net Asset Value, End of Period	$9.99	$10.14	$10.19	$10.21	$10.16
Total Return	1.00%	1.76%	1.51%	2.88%	2.44%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$1,722,942	$1,166,438	$851,771	$375,840	$132,117

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.43%	0.45%	0.48%	0.53%	0.94%[3]
Expenses After Investment Advisory Fees (Waived)	0.42%	0.44%	0.48%	0.53%	0.94%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.43%	0.46%	0.47%	0.47%	0.47%[3]
Net Investment Income (Loss)	2.30%	2.16%	1.46%	1.98%	2.10%[3]
Portfolio Turnover Rate	66%	61%	53%	71%	46%[2]

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012[1]
Net Asset Value, Beginning of Period	$10.13	$10.18	$10.20	$10.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.21	0.19	0.13	0.17	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.12)	(0.04)	—	0.09	0.13

Total from Investment Operations	0.09	0.15	0.13	0.26	0.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.23)	(0.20)	(0.15)	(0.21)	(0.07)

Total Distributions	(0.23)	(0.20)	(0.15)	(0.21)	(0.07)

Net Asset Value, End of Period	$9.99	$10.13	$10.18	$10.20	$10.15
Total Return	0.85%	1.51%	1.26%	2.64%	2.25%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$1,162,303	$1,148,730	$1,062,088	$237,727	$85,343

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.68%	0.70%	0.73%	0.78%	1.19%[3]
Expenses After Investment Fees Advisory (Waived)	0.67%	0.69%	0.73%	0.78%	1.19%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.68%	0.71%	0.72%	0.72%	0.72%[3]
Net Investment Income (Loss)	2.05%	1.90%	1.30%	1.70%	1.74%[3]
Portfolio Turnover Rate	66%	61%	53%	71%	46%[2]

[1]	Commencement of operations on September 30, 2011.

[2]	Not Annualized.

[3]	Annualized.

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Floating Rate Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013[1]
Net Asset Value, Beginning of Period	$10.14	$10.15	$10.08	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.36	0.34	0.27	—
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.36)	—	0.04	0.08

Total from Investment Operations	—	0.34	0.31	0.08

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.37)	(0.34)	(0.24)	—
Distributions from Net Realized Gain	—	(0.01)	—	—

Total Distributions	(0.37)	(0.35)	(0.24)	—

Net Asset Value, End of Period	$9.77	$10.14	$10.15	$10.08
Total Return	0.02%	3.36%	3.07%	0.80%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$229,612	$310,368	$276,737	$63,436

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.65%	0.67%	0.73%	2.01%[3]
Expenses After Investment Advisory Fees (Waived)	0.65%	0.67%	0.73%	2.01%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.65%	0.70%	0.73%	0.75%[3]
Net Investment Income (Loss)	3.70%	3.35%	2.68%	(0.13)%[3]
Portfolio Turnover Rate	70%	84%	66%	20%[2]

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013[1]
Net Asset Value, Beginning of Period	$10.16	$10.16	$10.08	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.34	0.32	0.25	—
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.36)	—	0.05	0.08

Total from Investment Operations	(0.02)	0.32	0.30	0.08

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.35)	(0.31)	(0.22)	—
Distributions from Net Realized Gain	—	(0.01)	—	—

Total Distributions	(0.35)	(0.32)	(0.22)	—

Net Asset Value, End of Period	$9.79	$10.16	$10.16	$10.08
Total Return	(0.23)%	3.19%	2.93%	0.80%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$72,281	$51,103	$104,320	$10

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.90%	0.92%	0.98%	2.26%[3]
Expenses After Investment Advisory Fees (Waived)	0.90%	0.92%	0.98%	2.26%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.90%	0.95%	0.98%	1.00%[3]
Net Investment Income (Loss)	3.45%	3.06%	2.68%	(0.13)%[3]
Portfolio Turnover Rate	70%	84%	66%	20%[2]

[1]	Commencement of operations on February 1, 2013.

[2]	Not Annualized.

[3]	Annualized.

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Flexible Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Period Ended March 31, 2015[1]
Net Asset Value, Beginning of Period	$9.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.36	0.42
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.40)	(0.04)

Total from Investment Operations	(0.04)	0.38

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.40)	(0.39)

Total Distributions	(0.40)	(0.39)

Net Asset Value, End of Period	$9.55	$9.99
Total Return	(0.43)%	3.85%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$160,590	$57,511

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.87%	1.33%[3]
Expenses After Investment Advisory Fees (Waived)	0.82%	1.27%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.77%	0.76%[3]
Net Investment Income (Loss)	3.75%	4.26%[3]
Portfolio Turnover Rate	42%	55%

CLASS N	Year Ended March 31, 2016	Period Ended March 31, 2015[1]
Net Asset Value, Beginning of Period	$9.99	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.34	0.40
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.40)	(0.04)

Total from Investment Operations	(0.06)	0.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.38)	(0.37)
Distributions from Net Realized Gain	—	—

Total Distributions	(0.38)	(0.37)

Net Asset Value, End of Period	$9.55	$9.99
Total Return	(0.66)%	3.63%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$62,880	$27,417

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.12%	1.58%[3]
Expenses After Investment Advisory Fees (Waived)	1.07%	1.52%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.02%	1.01%[3]
Net Investment Income (Loss)	3.50%	4.08%[3]
Portfolio Turnover Rate	42%	55%[2]

[1]	Commencement of operations on April 7, 2014.

[2]	Not Annualized

[3]	Annualized

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Period Ended March 31, 2015[1]
Net Asset Value, Beginning of Period	$9.83	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.33	0.37
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.23)	(0.17)

Total from Investment Operations	0.10	0.20

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.34)	(0.36)
Distributions from Net Realized Gain	—	(0.01)

Total Distributions	(0.34)	(0.37)

Net Asset Value, End of Period	$9.59	$9.83
Total Return	1.06%	1.92%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$66,797	$64,891

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.84%	0.91%[3]
Expenses After Investment Advisory Fees (Waived)	0.84%	0.91%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.59%	0.59%[3]
Net Investment Income (Loss)	3.44%	3.80%[3]
Portfolio Turnover Rate	39%	21%[2]

CLASS N	Year Ended March 31, 2016	Period Ended March 31, 2015[1]
Net Asset Value, Beginning of Period	$9.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.31	0.35
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.23)	(0.17)

Total from Investment Operations	0.08	0.18

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.32)	(0.33)
Distributions from Net Realized Gain	—	(0.01)

Total Distributions	(0.32)	(0.34)

Net Asset Value, End of Period	$9.60	$9.84
Total Return	0.82%	1.80%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$118,802	$79,419

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.09%	1.16%[3]
Expenses After Investment Advisory Fees (Waived)	1.09%	1.16%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.84%	0.84%[3]
Net Investment Income (Loss)	3.19%	3.58%[3]
Portfolio Turnover Rate	39%	21%[2]

[1]	Commencement of operations on April 7, 2014.

[2]	Not Annualized

[3]	Annualized

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Long Duration Total Return Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Period Ended March 31, 2015[1]
Net Asset Value, Beginning of Period	$10.43	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.29	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.02)	0.41

Total from Investment Operations	0.27	0.51

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.29)	(0.08)
Distributions from Net Realized Gain	(0.01)	—

Total Distributions	(0.30)	(0.08)

Net Asset Value, End of Period	$10.40	$10.43
Total Return	2.76%	5.15%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$56,843	$56,240

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.84%	1.33%[3]
Expenses After Investment Advisory Fees (Waived)	0.84%	1.33%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.65%	0.65%[3]
Net Investment Income (Loss)	2.87%	3.02%[3]
Portfolio Turnover Rate	52%	72%[2]

CLASS N	Year Ended March 31, 2016	Period Ended March 31, 2015
Net Asset Value, Beginning of Period	$10.42	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.26	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.02)	0.41

Total from Investment Operations	0.24	0.50

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.26)	(0.08)
Distributions from Net Realized Gain	(0.01)	—

Total Distributions	(0.27)	(0.08)

Net Asset Value, End of Period	$10.39	$10.42
Total Return	2.51%	4.99%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$25,763	$19,572

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.09%	1.58%[3]
Expenses After Investment Advisory Fees (Waived)	1.09%	1.58%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.90%	0.90%[3]
Net Investment Income (Loss)	2.62%	3.00%[3]
Portfolio Turnover Rate	52%	72%[2]

[1]	Commencement of operations on December 15, 2014.

[2]	Not Annualized

[3]	Annualized

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Multi-Asset Growth Fund (Consolidated)

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$9.81	$10.10	$9.96	$10.03	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[1]	0.24	0.28	0.18	0.31	0.42
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.65)	0.32	0.18	(0.06)	(0.16)

Total from Investment Operations	(0.41)	0.60	0.36	0.25	0.26

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.44)	(0.40)	(0.22)	(0.32)	(0.34)
Distributions from Net Realized Gain	(0.11)	(0.49)	—	—	—

Total Distributions	(0.55)	(0.89)	(0.22)	(0.32)	(0.34)

Net Asset Value, End of Period	$8.85	$9.81	$10.10	$9.96	$10.03
Total Return[2]	(4.29)%	6.22%	3.65%	2.49%	2.67%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$42,075	$42,796	$66,292	$105,114	$85,073

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.25%	1.30%	1.33%	1.45%	1.70%
Expenses After Investment Advisory Fees (Waived)	1.12%	1.09%	1.26%	1.35%	1.59%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.07%	0.99%	1.13%	1.10%	1.09%
Net Investment Income (Loss)	2.72%	2.87%	1.67%	3.11%	4.14%
Portfolio Turnover Rate	56%	86%	150%	88%	48%

CLASS A	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
Net Asset Value, Beginning of Period	$9.78	$10.07	$9.95	$10.02	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.22	0.26	0.12	0.29	0.41
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.65)	0.32	0.19	(0.06)	(0.16)

Total from Investment Operations	(0.43)	0.58	0.31	0.23	0.25

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.41)	(0.38)	(0.19)	(0.30)	(0.32)
Distributions from Net Realized Gain	(0.11)	(0.49)	—	—	—

Total Distributions	(0.52)	(0.87)	(0.19)	(0.30)	(0.32)

Net Asset Value, End of Period	$8.83	$9.78	$10.07	$9.95	$10.02
Total Return[5]	(4.42)%	5.96%	3.28%	2.19%	2.57%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$113,806	$84,307	$96,734	$159,714	$42,261

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.50%	1.55%	1.58%	1.70%	1.95%
Expenses After Investment Advisory Fees (Waived)	1.37%	1.34%	1.51%	1.60%	1.84%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.32%	1.24%	1.38%	1.35%	1.34%
Net Investment Income (Loss)	2.47%	2.66%	1.01%	2.48%	3.88%
Portfolio Turnover Rate	56%	86%	150%	88%	48%

[1]	Calculated based on average shares outstanding during the period.

[2]	Total Return does not include the effects of sales charges for Class A.

DoubleLine Global Bond Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2016[1]
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.02
Net Gain (Loss) on Investments (Realized and Unrealized)	0.49

Total from Investment Operations	0.51

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$10.49
Total Return	5.11%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$94,631

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.29%[3]
Expenses After Investment Advisory Fees (Waived)	1.29%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.70%[3]
Net Investment Income (Loss)	0.83%[3]
Portfolio Turnover Rate	13%[2]

CLASS N	Period Ended March 31, 2016[1]
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.02
Net Gain (Loss) on Investments (Realized and Unrealized)	0.49

Total from Investment Operations	0.51

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$10.49
Total Return	5.07%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$41,937

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.54%[3]
Expenses After Investment Advisory Fees (Waived)	1.54%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.95%[3]
Net Investment Income (Loss)	0.58%[3]
Portfolio Turnover Rate	13%[2]

[1]	Commencement of operations on December 17, 2015.

[2]	Not annualized.

[3]	Annualized.

[4]	Calculated based on average shares outstanding during the period.

DoubleLine Strategic Commodity Fund

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Period Ended March 31, 2016[1]
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.24)

Total from Investment Operations	(1.31)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	— [5]

Total Distributions	— [5]

Net Asset Value, End of Period	$8.69
Total Return	(13.07)%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$27,997

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	4.42%[3]
Expenses After Investment Advisory Fees (Waived)	4.42%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.06%[3]
Net Investment Income (Loss)	(1.05)%[3]
Portfolio Turnover Rate	0%[2]

CLASS N	Period Ended March 31, 2016[1]
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	(0.09)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.24)

Total from Investment Operations	(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	— [5]

Total Distributions	— [5]

Net Asset Value, End of Period	$8.67
Total Return	(13.27)%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$1,421

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	4.67%[3]
Expenses After Investment Advisory Fees (Waived)	4.67%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	1.31%[3]
Net Investment Income (Loss)	(1.30)%[3]
Portfolio Turnover Rate	0%[2]

[1]	Commencement of operations on May 18, 2015.

[2]	Not annualized.

[3]	Annualized.

[4]	Calculated based on average shares outstanding during the period.

[5]	Less than $0.005 per share.

DoubleLine Shiller Enhanced CAPE®

Financial Highlights For a capital share outstanding throughout the period

CLASS I	Year Ended March 31, 2016	Year Ended March 31, 2015	Period Ended March 31, 2014[1]
Net Asset Value, Beginning of Period	$12.13	$10.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.32	0.34	0.11
Net Gain (Loss) on Investments (Realized and Unrealized)	0.40	1.45	0.67

Total from Investment Operations	0.72	1.79	0.78

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.34)	(0.34)	(0.10)
Distributions from Net Realized Gain	(0.19)	— [5]	—

Total Distributions	(0.53)	(0.34)	(0.10)

Net Asset Value, End of Period	$12.32	$12.13	$10.68
Total Return	6.09%	16.96%	7.83%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$673,308	$301,580	$30,061

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.63%	0.82%	4.98%[3]
Expenses After Investment Advisory Fees (Waived)	0.63%	0.79%	4.72%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.63%	0.62%	0.39%[3]
Net Investment Income (Loss)	2.66%	2.89%	2.64%[3]
Portfolio Turnover Rate	67%	68%	120%[2]

CLASS N	Year Ended March 31, 2016	Year Ended March 31, 2015	Period Ended March 31, 2014[1]
Net Asset Value, Beginning of Period	$12.12	$10.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)[4]	0.29	0.30	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	0.40	1.45	0.67

Total from Investment Operations	0.69	1.75	0.77

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.31)	(0.31)	(0.09)
Distributions from Net Realized Gain	(0.19)	— [5]	—

Total Distributions	(0.50)	(0.31)	(0.09)

Net Asset Value, End of Period	$12.31	$12.12	$10.68
Total Return	5.84%	16.60%	7.73%[2]

SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$186,985	$78,834	$10,714

RATIOS TO AVERAGE NET ASSETS:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.88%	1.07%	5.23%[3]
Expenses After Investment Advisory Fees (Waived)	0.88%	1.04%	4.97%[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.88%	0.87%	0.64%[3]
Net Investment Income (Loss)	2.41%	2.63%	2.35%[3]
Portfolio Turnover Rate	67%	68%	120%[2]

[1]	Commencement of operations on October 31, 2013.

[2]	Not Annualized

[3]	Annualized

[4]	Calculated based on average shares outstanding during the period.

[5]	Less than $0.005 per share.

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The types of personal information DoubleLine collects and shares depend on the product or service you have with us. This information may include:

•	Social Security Number;

•	account balances;

•	transaction or loss history;

•	assets;

•	investment experience;

•	account transactions;

•	risk tolerance.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

To provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

To alert a customer to other financial products and services offered by DoubleLine or an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We have procedures designed to limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We seek to maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Information Collected from Websites. Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Certain portions of doublelinefunds.com are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds

You can find more information about the Funds in the following documents:

Statement of Additional Information (SAI)

The Funds’ SAI provides more details about each Fund’s investments and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into this document and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is or will be available in the Funds’ annual and semi-annual reports to shareholders. The Funds’ annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ most recent fiscal year.

TO OBTAIN INFORMATION

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by contacting the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

DoubleLine Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC

Reports and other information about the Funds (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

DoubleLine Funds Trust Investment Company Act File Number 811-22378

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071

1 (877) DLINE11 or1 (877) 354-6311

fundinfo@doubleline.com    www.doublelinefunds.com